TABLE OF CONTENTS

SEPARATE ACCOUNT A

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-4
Statements of Operations	SA-15
Statements of Changes in Net Assets	SA-22
Financial Highlights	SA-43
Notes to Financial Statements	SA-55
Report of Independent Registered Public Accounting Firm	SA-62

SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 2022

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2022; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2022, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	124,404	$1,380,514	$401,574	$228,622
Diversified Bond Class I *	941,623	9,149,353	1,345,694	2,771,110
Floating Rate Income Class I *	724,684	9,840,290	2,744,152	2,293,695
High Yield Bond Class I *	740,531	6,565,786	1,318,154	1,832,390
Inflation Managed Class I *	760,111	8,847,437	2,933,491	1,797,947
Intermediate Bond Class I *	30,223	262,504	307,595	42,757
Managed Bond Class I *	762,975	9,682,183	517,224	3,050,245
Short Duration Bond Class I *	1,247,228	12,741,539	1,766,218	2,578,197
Emerging Markets Debt Class I *	134,347	1,484,665	96,785	409,012
Dividend Growth Class I *	861,377	28,436,869	5,766,551	2,568,904
Equity Index Class I *	1,336,291	130,003,548	15,173,373	13,300,518
Focused Growth Class I *	252,795	10,550,558	1,385,097	2,576,223
Growth Class I *	217,169	9,695,526	1,756,695	1,668,652
Hedged Equity Class I *	1,998,420	19,384,072	15,370,734	1,398,344
Large-Cap Core Class I *	113,718	6,198,789	1,223,206	1,470,066
Large-Cap Growth Class I *	622,169	9,519,430	1,895,667	2,654,962
Large-Cap Value Class I *	286,576	9,204,018	2,175,787	1,933,028
Mid-Cap Equity Class I *	241,621	6,833,005	1,320,738	984,295
Mid-Cap Growth Class I *	519,093	11,525,132	1,470,466	1,994,919
Mid-Cap Value Class I *	208,987	5,312,389	534,633	1,585,773
Small-Cap Equity Class I *	133,525	3,512,273	1,112,924	423,020
Small-Cap Growth Class I *	250,469	5,869,078	907,931	1,114,578
Small-Cap Index Class I *	411,277	11,467,151	1,819,848	1,664,003
Small-Cap Value Class I *	194,331	4,982,754	1,226,550	1,326,507
Value Class I *	185,222	3,604,815	1,386,110	836,401
Value Advantage Class I *	191,728	4,490,032	1,146,916	882,143
Emerging Markets Class I *	335,139	5,543,770	1,177,481	1,121,226
International Growth Class I *	8,323	64,747	62,147	1,093
International Large-Cap Class I *	645,859	7,546,286	478,161	946,770
International Small-Cap Class I *	129,429	1,425,276	126,055	161,783
International Value Class I *	290,704	4,094,057	930,158	1,788,010
Health Sciences Class I *	457,048	27,867,938	1,931,610	3,680,853
Real Estate Class I *	194,849	5,786,827	749,576	1,219,489
Technology Class I *	1,248,821	13,199,541	2,986,008	2,586,233
ESG Diversified Class I *	211,130	1,884,298	874,707	43,183
ESG Diversified Growth Class I *	14,921	123,558	133,459	1,259
PSF Avantis Balanced Allocation Class D *	945,316	13,598,829	3,003,656	1,972,699
PSF Avantis Balanced Allocation Class P *	8,581	124,434	126,556	124
Pacific Dynamix - Conservative Growth Class I *	2,279,138	40,483,776	3,254,245	6,101,879
Pacific Dynamix - Moderate Growth Class I *	5,765,030	135,516,929	11,470,602	19,332,138
Pacific Dynamix - Growth Class I *	4,781,534	131,379,731	46,718,301	3,229,858
Pacific Dynamix - Growth Class P *	982	27,162	27,014	267
Portfolio Optimization Conservative Class I *	5,542,935	73,296,683	11,514,325	14,497,494
Portfolio Optimization Moderate-Conservative Class I *	6,710,703	101,568,124	3,735,938	14,763,944
Portfolio Optimization Moderate Class I *	22,424,487	379,606,159	4,396,740	46,556,812
Portfolio Optimization Growth Class I *	16,376,129	307,761,900	5,497,221	34,108,779
Portfolio Optimization Aggressive-Growth Class I *	3,866,828	76,217,032	1,636,970	7,362,722
Invesco Oppenheimer V.I. International Growth Series II	403,217	717,726	275,801	298,981
Invesco® V.I. Balanced-Risk Allocation Series II	2,359,089	18,801,936	5,942,271	2,797,508
Invesco® V.I. Equity and Income Series II	126,468	2,027,285	1,071,124	776,941
Invesco® V.I. Global Real Estate Series II	88,552	1,126,382	205,506	988,229
Invesco® V.I. Global Series II	47,288	1,432,823	522,940	291,945
Invesco® V.I. Technology Series I	959	12,080	19,108	130

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-3

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
American Century VP Mid Cap Value Class II	253,112	$5,358,385	$2,427,886	$1,251,030
American Funds IS American High-Income Trust Class 4	256,263	2,370,436	742,251	1,566,114
American Funds IS Asset Allocation Class 1	5,619	124,739	128,764	125
American Funds IS Asset Allocation Class 4	9,569,060	208,031,367	43,477,562	31,240,976
American Funds IS Capital Income Builder® Class 4	470,996	5,162,112	2,103,976	907,537
American Funds IS Capital World Bond Class 4	104,606	975,977	134,867	250,648
American Funds IS Capital World Growth and Income Class 4	227,696	2,584,350	1,200,970	375,080
American Funds IS Global Balanced Class 4	291,717	3,593,954	567,419	329,627
American Funds IS Global Growth Class 4	151,167	4,460,953	1,245,522	687,046
American Funds IS Global Small Capitalization Class 4	104,210	1,592,331	918,533	577,295
American Funds IS Growth Class 1	824	62,893	65,481	17
American Funds IS Growth Class 4	375,556	27,655,938	10,985,826	4,690,307
American Funds IS Growth-Income Class 1	375	18,834	19,957	76
American Funds IS Growth-Income Class 4	312,067	15,203,919	4,321,726	2,217,401
American Funds IS International Class 4	196,804	2,950,087	865,939	285,320
American Funds IS International Growth and Income Class 4	203,318	1,740,402	999,663	129,670
American Funds IS Managed Risk Asset Allocation Class P2	1,152,240	13,930,577	1,844,234	2,349,917
American Funds IS New World Fund® Class 4	136,035	2,970,999	931,978	672,586
American Funds IS The Bond Fund of America Class 1	8,472	79,725	82,858	75
American Funds IS The Bond Fund of America Class 4	638,735	5,895,520	2,111,857	921,423
American Funds IS U.S. Government Securities Class 4	270,217	2,664,335	971,708	1,710,242
American Funds IS Washington Mutual Investors Class 4	943,497	11,642,755	6,572,022	2,300,987
BlackRock® 60/40 Target Allocation ETF V.I. Class I	1,451,553	16,968,655	5,932,192	628,590
BlackRock® Capital Appreciation V.I. Class III	81,357	468,615	216,663	36,828
BlackRock® Global Allocation V.I. Class III	7,676,271	91,117,335	5,081,384	13,953,974
BlackRock® S&P 500 Index V.I. Class I	2,292	56,562	59,412	347
BlackRock® Small Cap Index V.I. Class I	2,797	28,190	28,665	173
Delaware Ivy VIP Asset Strategy Class II	192,443	1,510,680	830,321	174,375
Delaware Ivy VIP Energy Class II	720,878	3,654,850	2,222,106	1,616,572
DFA VA US Large Value Institutional Class	2,129	64,779	67,049	17
Fidelity® VIP Contrafund® Service Class 2	924,895	33,795,662	6,712,923	3,201,868
Fidelity® VIP FundsManager® 60% Service Class 2	4,449,706	38,489,960	13,402,238	3,858,120
Fidelity® VIP Government Money Market Service Class	26,210,560	26,210,560	28,159,232	20,720,401
Fidelity® VIP Strategic Income Service Class 2	581,992	5,761,724	1,144,093	2,058,432
First Trust Dorsey Wright Tactical Core Class I	176,068	1,846,952	483,175	702,245
First Trust Multi Income Allocation Class I	135,357	1,506,527	837,918	196,692
First Trust/Dow Jones Dividend & Income Allocation Class I	3,920,157	48,884,362	12,072,536	5,350,973
Franklin Allocation VIP Class 2	35,337	155,837	37,315	10,994
Franklin Allocation VIP Class 4	2,515,074	11,519,041	2,378,168	1,474,352
Franklin Income VIP Class 2	771,932	11,370,557	3,200,739	1,658,181
Franklin Mutual Global Discovery VIP Class 2	255,696	4,247,116	1,439,708	1,411,455
Franklin Rising Dividends VIP Class 1 *	502	14,146	14,727	417
Franklin Rising Dividends VIP Class 2	463,489	12,528,104	3,098,304	1,786,616
Templeton Global Bond VIP Class 2 *	334,617	4,176,016	270,329	1,312,969
Janus Henderson Balanced Service Shares	9,638,586	409,350,738	78,867,072	33,349,869
Janus Henderson Flexible Bond Service Shares	215,727	2,370,835	285,893	625,114
JPMorgan Insurance Trust Global Allocation Class 2	24,753	385,654	83,290	108,866
JPMorgan Insurance Trust Income Builder Class 2	97,611	947,802	71,485	85,582
ClearBridge Variable Aggressive Growth - Class II	52,216	774,370	315,507	503,098
Lord Abbett Bond Debenture Class VC	429,616	4,382,088	852,017	1,835,971
Lord Abbett Total Return Class VC	393,097	5,483,707	731,830	1,096,982
MFS® Massachusetts Investors Growth Stock - Service Class	29,354	553,623	126,107	85,834
MFS® Total Return Series - Service Class	1,699,098	37,295,209	9,742,473	3,781,215
MFS® Utilities Series - Service Class	138,536	4,927,711	1,491,430	1,052,973
MFS® Value Series - Service Class	39,957	840,289	80,764	144,704
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	15,873	130,155	71,768	16,978
PIMCO All Asset - Advisor Class	25,776	225,796	68,881	10,144

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-3

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
PIMCO CommodityRealReturn® Strategy - Advisor Class	220,281	$1,544,169	$2,223,113	$1,287,549
PIMCO Income - Advisor Class	190,080	1,841,879	1,292,905	622,039
PIMCO Total Return - Institutional Class	7,301	65,566	66,412	17
Schwab VIT Balanced	329,706	4,065,276	1,846,648	2,008,162
Schwab VIT Balanced with Growth	520,574	7,251,600	933,470	675,252
Schwab VIT Growth	231,795	3,636,857	1,119,934	1,238,946
State Street Total Return V.I.S. Class 3	1,093,916	14,275,607	1,129,744	1,873,701
T. Rowe Price Health Sciences - I	251	14,013	13,730	135
VanEck VIP Global Resources Class S	69,068	1,875,892	822,934	733,859
Vanguard® VIF Balanced*	66,470	1,443,727	2,272,792	733,488
Vanguard® VIF Conservative Allocation *	38,517	876,268	848,033	2,773
Vanguard® VIF Real Estate Index *	1,056	12,172	13,507	125
Vanguard® VIF Total International Stock Market Index*	1,653	31,497	28,047	192

 * The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Intermediate
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,380,514	$9,149,353	$9,840,290	$6,565,786	$8,847,437	$262,504
Receivables:
Due from Pacific Life & Annuity Company	-	-	10,561	-	14,575	-
Investments sold	74	631	-	629	-	8
Total Assets	1,380,588	9,149,984	9,850,851	6,566,415	8,862,012	262,512
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	158	923	-	502	-	20
Investments purchased	-	-	11,592	-	14,582	-
Total Liabilities	158	923	11,592	502	14,582	20
NET ASSETS	$1,380,430	$9,149,061	$9,839,259	$6,565,913	$8,847,430	$262,492
NET ASSETS CONSIST OF:
Accumulation units	1,380,430	9,088,732	9,817,470	6,558,009	8,829,772	262,492
Contracts in payout (annuitization) period	-	60,329	21,789	7,904	17,658	-
NET ASSETS	$1,380,430	$9,149,061	$9,839,259	$6,565,913	$8,847,430	$262,492
Units Outstanding	136,017	843,024	824,960	477,685	762,919	30,595
Accumulation Unit Value	$9.80 - $10.79	$9.87 - $15.43	$11.24 - $13.06	$11.28 - $27.79	$9.09 - $23.87	$8.53 - $8.64
Cost of Investments	$1,365,263	$8,241,591	$8,489,898	$3,937,119	$7,922,895	$264,007

	Managed	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Bond	Markets Debt	Growth	Index	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$9,682,183	$12,741,539	$1,484,665	$28,436,869	$130,003,548	$10,550,558
Receivables:
Due from Pacific Life & Annuity Company	1,255	14,363	-	19,277	13,484	-
Investments sold	-	-	1,129	-	-	3,879
Total Assets	9,683,438	12,755,902	1,485,794	28,456,146	130,017,032	10,554,437
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	1,198	-	-	4,072
Investments purchased	1,224	14,809	-	20,389	13,786	-
Total Liabilities	1,224	14,809	1,198	20,389	13,786	4,072
NET ASSETS	$9,682,214	$12,741,093	$1,484,596	$28,435,757	$130,003,246	$10,550,365
NET ASSETS CONSIST OF:
Accumulation units	9,678,493	12,705,952	1,479,906	28,140,765	129,203,187	10,373,605
Contracts in payout (annuitization) period	3,721	35,141	4,690	294,992	800,059	176,760
NET ASSETS	$9,682,214	$12,741,093	$1,484,596	$28,435,757	$130,003,246	$10,550,365
Units Outstanding	828,645	1,303,034	157,801	1,058,817	5,062,369	359,360
Accumulation Unit Value	$9.16 - $23.89	$9.04 - $12.58	$8.59 - $10.25	$19.34 - $41.20	$18.65 - $65.04	$19.99 - $51.54
Cost of Investments	$7,932,583	$11,909,000	$1,411,777	$13,675,200	$67,907,627	$4,577,286

See Notes to Financial Statements	SA-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
		Hedged	Large-Cap	Large-Cap	Large-Cap	Mid-Cap
	Growth	Equity	Core	Growth	Value	Equity
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$9,695,526	$19,384,072	$6,198,789	$9,519,430	$9,204,018	$6,833,005
Receivables:
Due from Pacific Life & Annuity Company	8,945	21	-	11,714	9,178	-
Investments sold	-	-	284	-	-	785
Total Assets	9,704,471	19,384,093	6,199,073	9,531,144	9,213,196	6,833,790
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	434	-	-	837
Investments purchased	9,068	976	-	12,147	9,343	-
Total Liabilities	9,068	976	434	12,147	9,343	837
NET ASSETS	$9,695,403	$19,383,117	$6,198,639	$9,518,997	$9,203,853	$6,832,953
NET ASSETS CONSIST OF:
Accumulation units	9,667,859	19,383,117	6,195,520	9,454,276	9,166,704	6,794,251
Contracts in payout (annuitization) period	27,544	-	3,119	64,721	37,149	38,702
NET ASSETS	$9,695,403	$19,383,117	$6,198,639	$9,518,997	$9,203,853	$6,832,953
Units Outstanding	343,826	2,037,766	254,575	397,294	424,028	282,187
Accumulation Unit Value	$20.52 - $74.31	$9.42 - $9.66	$16.37 - $47.51	$18.38 - $31.58	$16.28 - $36.19	$16.52 - $54.70
Cost of Investments	$4,764,869	$19,535,749	$2,326,796	$4,262,864	$3,666,149	$2,878,722

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Growth	Value	Equity	Growth	Index	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$11,525,132	$5,312,389	$3,512,273	$5,869,078	$11,467,151	$4,982,754
Receivables:
Due from Pacific Life & Annuity Company	17,658	5,033	-	6,669	292	6,415
Investments sold	-	-	135	-	-	-
Total Assets	11,542,790	5,317,422	3,512,408	5,875,747	11,467,443	4,989,169
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	301	-	-	-
Investments purchased	18,001	5,006	-	6,791	478	6,206
Total Liabilities	18,001	5,006	301	6,791	478	6,206
NET ASSETS	$11,524,789	$5,312,416	$3,512,107	$5,868,956	$11,466,965	$4,982,963
NET ASSETS CONSIST OF:
Accumulation units	11,524,789	5,293,745	3,504,924	5,799,565	11,426,470	4,973,310
Contracts in payout (annuitization) period	-	18,671	7,183	69,391	40,495	9,653
NET ASSETS	$11,524,789	$5,312,416	$3,512,107	$5,868,956	$11,466,965	$4,982,963
Units Outstanding	442,760	234,963	181,185	285,450	597,589	235,969
Accumulation Unit Value	$20.98 - $36.70	$15.81 - $42.68	$13.66 - $33.09	$19.02 - $31.93	$13.60 - $38.93	$12.96 - $60.14
Cost of Investments	$4,279,480	$2,627,760	$2,118,042	$2,666,215	$7,362,652	$2,158,466

See Notes to Financial Statements	SA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
		Value	Emerging	International	International	International
	Value	Advantage	Markets	Growth	Large-Cap	Small-Cap
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$3,604,815	$4,490,032	$5,543,770	$64,747	$7,546,286	$1,425,276
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	2,424	206	1,530	3	1,978	286
Total Assets	3,607,239	4,490,238	5,545,300	64,750	7,548,264	1,425,562
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2,569	385	1,681	9	2,135	218
Investments purchased	-	-	-	-	-	-
Total Liabilities	2,569	385	1,681	9	2,135	218
NET ASSETS	$3,604,670	$4,489,853	$5,543,619	$64,741	$7,546,129	$1,425,344
NET ASSETS CONSIST OF:
Accumulation units	3,604,670	4,489,853	5,503,781	64,741	7,509,569	1,396,810
Contracts in payout (annuitization) period	-	-	39,838	-	36,560	28,534
NET ASSETS	$3,604,670	$4,489,853	$5,543,619	$64,741	$7,546,129	$1,425,344
Units Outstanding	170,340	221,719	455,269	8,533	458,444	101,885
Accumulation Unit Value	$14.42 - $28.09	$15.68 - $21.78	$9.46 - $63.03	$7.58 - $7.67	$13.89 - $31.13	$11.37 - $19.97
Cost of Investments	$1,256,300	$3,406,978	$3,503,121	$70,244	$3,616,395	$724,878

						ESG
	International	Health	Real		ESG	Diversified
	Value	Sciences	Estate	Technology	Diversified	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$4,094,057	$27,867,938	$5,786,827	$13,199,541	$1,884,298	$123,558
Receivables:
Due from Pacific Life & Annuity Company	-	-	60	11,256	-	-
Investments sold	5,796	7,558	-	-	168	4
Total Assets	4,099,853	27,875,496	5,786,887	13,210,797	1,884,466	123,562
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	5,744	8,269	-	-	318	9
Investments purchased	-	-	28	11,801	-	-
Total Liabilities	5,744	8,269	28	11,801	318	9
NET ASSETS	$4,094,109	$27,867,227	$5,786,859	$13,198,996	$1,884,148	$123,553
NET ASSETS CONSIST OF:
Accumulation units	4,091,120	27,837,351	5,762,232	13,170,565	1,884,148	123,553
Contracts in payout (annuitization) period	2,989	29,876	24,627	28,431	-	-
NET ASSETS	$4,094,109	$27,867,227	$5,786,859	$13,198,996	$1,884,148	$123,553
Units Outstanding	357,460	820,339	329,616	609,979	215,846	15,221
Accumulation Unit Value	$7.81 - $15.97	$17.77 - $76.38	$11.80 - $61.08	$12.95 - $24.50	$8.63 - $8.74	$8.10 - $8.12
Cost of Investments	$2,381,112	$8,301,014	$2,210,203	$7,567,345	$2,158,460	$139,508

See Notes to Financial Statements	SA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
			Pacific	Pacific
	PSF Avantis	PSF Avantis	Dynamix -	Dynamix -	Pacific	Pacific
	Balanced	Balanced	Conservative	Moderate	Dynamix -	Dynamix -
	Allocation	Allocation	Growth	Growth	Growth	Growth
	Class D	Class P	Class I	Class I	Class I	Class P
ASSETS
Investments in mutual funds, at value	$13,598,829	$124,434	$40,483,776	$135,516,929	$131,379,731	$27,162
Receivables:
Due from Pacific Life & Annuity Company	6,333	-	-	-	492,135	-
Investments sold	-	91	3,880	27,592	-	36
Total Assets	13,605,162	124,525	40,487,656	135,544,521	131,871,866	27,198
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	92	4,266	27,138	-	38
Investments purchased	7,075	-	-	-	492,697	-
Total Liabilities	7,075	92	4,266	27,138	492,697	38
NET ASSETS	$13,598,087	$124,433	$40,483,390	$135,517,383	$131,379,169	$27,160
NET ASSETS CONSIST OF:
Accumulation units	13,598,087	124,433	40,483,390	135,339,181	131,011,568	27,160
Contracts in payout (annuitization) period	-	-	-	178,202	367,601	-
NET ASSETS	$13,598,087	$124,433	$40,483,390	$135,517,383	$131,379,169	$27,160
Units Outstanding	1,085,875	13,429	2,936,979	8,930,868	7,703,984	2,989
Accumulation Unit Value	$8.79 - $13.57	$9.27 - $9.27	$8.63 - $18.46	$8.62 - $24.43	$14.81 - $30.30	$9.09 - $9.09
Cost of Investments	$11,606,348	$126,430	$27,847,016	$82,263,628	$119,000,672	$26,751

		Portfolio			Portfolio	Invesco
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Oppenheimer
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	V.I. International
	Conservative	Conservative	Moderate	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Series II
ASSETS
Investments in mutual funds, at value	$73,296,683	$101,568,124	$379,606,159	$307,761,900	$76,217,032	$717,726
Receivables:
Due from Pacific Life & Annuity Company	370	-	-	-	-	-
Investments sold	607	337,176	68,820	235,073	24,941	732
Total Assets	73,297,660	101,905,300	379,674,979	307,996,973	76,241,973	718,458
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	334,024	63,443	232,258	22,882	765
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	334,024	63,443	232,258	22,882	765
NET ASSETS	$73,297,660	$101,571,276	$379,611,536	$307,764,715	$76,219,091	$717,693
NET ASSETS CONSIST OF:
Accumulation units	73,156,914	101,530,260	379,057,280	307,641,376	76,219,091	717,693
Contracts in payout (annuitization) period	140,746	41,016	554,256	123,339	-	-
NET ASSETS	$73,297,660	$101,571,276	$379,611,536	$307,764,715	$76,219,091	$717,693
Units Outstanding	6,555,593	7,909,557	26,538,175	19,477,020	4,609,550	63,695
Accumulation Unit Value	$8.61 - $13.06	$8.62 - $14.89	$8.60 - $16.84	$12.22 - $18.34	$15.59 - $19.80	$10.82 - $12.76
Cost of Investments	$55,346,182	$64,959,575	$214,365,340	$153,501,276	$35,851,649	$901,584

See Notes to Financial Statements	SA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Invesco V.I.					American
	Balanced-	Invesco V.I.	Invesco V.I.			Century
	Risk	Equity and	Global	Invesco V.I.	Invesco V.I.	VP Mid
	Allocation	Income	Real Estate	Global	Technology	Cap Value
	Series II	Series II	Series II	Series II	Series I	Class II
ASSETS
Investments in mutual funds, at value	$18,801,936	$2,027,285	$1,126,382	$1,432,823	$12,080	$5,358,385
Receivables:
Due from Pacific Life & Annuity Company	18,197	8,768	-	-	-	11,818
Investments sold	-	-	76	52	16	-
Total Assets	18,820,133	2,036,053	1,126,458	1,432,875	12,096	5,370,203
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	113	149	17	-
Investments purchased	18,283	8,955	-	-	-	12,115
Total Liabilities	18,283	8,955	113	149	17	12,115
NET ASSETS	$18,801,850	$2,027,098	$1,126,345	$1,432,726	$12,079	$5,358,088
NET ASSETS CONSIST OF:
Accumulation units	18,801,850	2,027,098	1,126,345	1,285,940	12,079	5,350,510
Contracts in payout (annuitization) period	-	-	-	146,786	-	7,578
NET ASSETS	$18,801,850	$2,027,098	$1,126,345	$1,432,726	$12,079	$5,358,088
Units Outstanding	1,441,727	132,691	118,114	104,197	1,918	239,915
Accumulation Unit Value	$8.74 - $21.73	$14.75 - $15.47	$8.88 - $10.82	$13.27 - $15.36	$6.30 - $6.30	$15.09 - $24.58
Cost of Investments	$23,159,409	$2,131,294	$1,287,400	$1,707,739	$18,927	$4,675,423

	American Funds					American Funds
	IS American	American Funds	American Funds	American Funds	American Funds	IS Capital World
	High-Income	IS Asset	IS Asset	IS Capital	IS Capital	Growth and
	Trust	Allocation	Allocation	Income Builder	World Bond	Income
	Class 4	Class 1	Class 4	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$2,370,436	$124,739	$208,031,367	$5,162,112	$975,977	$2,584,350
Receivables:
Due from Pacific Life & Annuity Company	612	-	-	-	-	2,042
Investments sold	-	91	648,419	6,461	29	-
Total Assets	2,371,048	124,830	208,679,786	5,168,573	976,006	2,586,392
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	93	649,303	6,721	63	-
Investments purchased	703	-	-	-	-	2,117
Total Liabilities	703	93	649,303	6,721	63	2,117
NET ASSETS	$2,370,345	$124,737	$208,030,483	$5,161,852	$975,943	$2,584,275
NET ASSETS CONSIST OF:
Accumulation units	2,370,345	124,737	208,020,212	5,161,852	971,850	2,570,144
Contracts in payout (annuitization) period	-	-	10,271	-	4,093	14,131
NET ASSETS	$2,370,345	$124,737	$208,030,483	$5,161,852	$975,943	$2,584,275
Units Outstanding	189,561	12,904	14,627,779	414,907	108,933	177,560
Accumulation Unit Value	$12.15 - $12.96	$9.67 - $9.67	$8.97 - $15.99	$11.78 - $13.62	$8.49 - $9.48	$14.00 - $15.21
Cost of Investments	$2,666,619	$128,635	$202,059,207	$4,796,042	$1,192,996	$3,002,315

See Notes to Financial Statements	SA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	American Funds	American Funds	American Funds			American Funds
	IS Global	IS Global	IS Global Small	American Funds	American Funds	IS Growth-
	Balanced	Growth	Capitalization	IS Growth	IS Growth	Income
	Class 4	Class 4	Class 4	Class 1	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$3,593,954	$4,460,953	$1,592,331	$62,893	$27,655,938	$18,834
Receivables:
Due from Pacific Life & Annuity Company	200	-	-	-	60,995	-
Investments sold	-	1,788	53	3	-	47
Total Assets	3,594,154	4,462,741	1,592,384	62,896	27,716,933	18,881
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	2,060	119	4	-	47
Investments purchased	340	-	-	-	63,305	-
Total Liabilities	340	2,060	119	4	63,305	47
NET ASSETS	$3,593,814	$4,460,681	$1,592,265	$62,892	$27,653,628	$18,834
NET ASSETS CONSIST OF:
Accumulation units	3,593,814	4,460,681	1,592,265	62,892	27,601,328	18,834
Contracts in payout (annuitization) period	-	-	-	-	52,300	-
NET ASSETS	$3,593,814	$4,460,681	$1,592,265	$62,892	$27,653,628	$18,834
Units Outstanding	274,300	238,643	121,298	7,907	1,306,432	1,895
Accumulation Unit Value	$12.68 - $13.53	$17.83 - $19.09	$12.55 - $14.04	$7.95 - $7.95	$20.37 - $25.39	$9.94 - $9.94
Cost of Investments	$3,674,942	$4,031,238	$2,113,126	$65,464	$28,768,345	$19,875

			American Funds	American Funds
	American Funds		IS International	IS Managed	American Funds	American Funds
	IS Growth-	American Funds	Growth and	Risk Asset	IS New World	IS The Bond
	Income	IS International	Income	Allocation	Fund	Fund of America
	Class 4	Class 4	Class 4	Class P2	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$15,203,919	$2,950,087	$1,740,402	$13,930,577	$2,970,999	$79,725
Receivables:
Due from Pacific Life & Annuity Company	821	-	-	-	-	-
Investments sold	-	320	763	349	116	39
Total Assets	15,204,740	2,950,407	1,741,165	13,930,926	2,971,115	79,764
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	466	902	996	317	40
Investments purchased	2,570	-	-	-	-	-
Total Liabilities	2,570	466	902	996	317	40
NET ASSETS	$15,202,170	$2,949,941	$1,740,263	$13,929,930	$2,970,798	$79,724
NET ASSETS CONSIST OF:
Accumulation units	15,199,018	2,949,941	1,740,263	13,929,930	2,957,401	79,724
Contracts in payout (annuitization) period	3,152	-	-	-	13,397	-
NET ASSETS	$15,202,170	$2,949,941	$1,740,263	$13,929,930	$2,970,798	$79,724
Units Outstanding	870,853	274,173	163,003	1,081,671	243,539	9,138
Accumulation Unit Value	$16.82 - $20.13	$9.98 - $12.17	$10.14 - $12.75	$8.87 - $13.44	$11.46 - $14.23	$8.72 - $8.72
Cost of Investments	$14,241,291	$3,585,299	$2,481,094	$14,006,028	$2,865,882	$82,779

See Notes to Financial Statements	SA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	American Funds	American Funds	American Funds
	IS The Bond	IS	IS Washington	BlackRock	BlackRock	BlackRock
	Fund	U.S. Government	Mutual	60/40 Target	Capital	Global
	of America	Securities	Investors	Allocation ETF	Appreciation	Allocation
	Class 4	Class 4	Class 4	V.I. Class I	V.I. Class III	V.I. Class III
ASSETS
Investments in mutual funds, at value	$5,895,520	$2,664,335	$11,642,755	$16,968,655	$468,615	$91,117,335
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	1,136	156	9,727	1,916	11	19,810
Total Assets	5,896,656	2,664,491	11,652,482	16,970,571	468,626	91,137,145
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,413	463	10,191	2,827	31	17,325
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,413	463	10,191	2,827	31	17,325
NET ASSETS	$5,895,243	$2,664,028	$11,642,291	$16,967,744	$468,595	$91,119,820
NET ASSETS CONSIST OF:
Accumulation units	5,895,243	2,664,028	11,634,466	16,967,744	468,595	91,063,736
Contracts in payout (annuitization) period	-	-	7,825	-	-	56,084
NET ASSETS	$5,895,243	$2,664,028	$11,642,291	$16,967,744	$468,595	$91,119,820
Units Outstanding	590,910	274,241	679,825	1,274,585	15,645	6,676,716
Accumulation Unit Value	$9.46 - $10.45	$9.34 - $10.15	$16.12 - $17.85	$9.16 - $14.53	$25.33 - $34.17	$8.29 - $16.92
Cost of Investments	$6,748,756	$3,086,120	$12,058,127	$18,030,323	$567,862	$98,849,756

		BlackRock	Delaware Ivy		DFA VA
	BlackRock	Small Cap	VIP Asset	Delaware Ivy	US Large Value	Fidelity VIP
	S&P 500 Index	Index	Strategy	VIP Energy	Institutional	Contrafund
	V.I. Class I	V.I. Class I	Class II	Class II	Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$56,562	$28,190	$1,510,680	$3,654,850	$64,779	$33,795,662
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	48,815
Investments sold	285	142	201	1,294	3	-
Total Assets	56,847	28,332	1,510,881	3,656,144	64,782	33,844,477
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	286	142	274	1,526	3	-
Investments purchased	-	-	-	-	-	50,384
Total Liabilities	286	142	274	1,526	3	50,384
NET ASSETS	$56,561	$28,190	$1,510,607	$3,654,618	$64,779	$33,794,093
NET ASSETS CONSIST OF:
Accumulation units	56,561	28,190	1,510,607	3,654,618	64,779	33,794,093
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$56,561	$28,190	$1,510,607	$3,654,618	$64,779	$33,794,093
Units Outstanding	5,674	3,643	138,767	528,923	5,743	1,445,878
Accumulation Unit Value	$9.97 - $9.97	$7.74 - $7.74	$8.88 - $11.51	$6.63 - $7.74	$11.28 - $11.28	$18.02 - $25.28
Cost of Investments	$59,052	$28,491	$1,692,237	$2,194,423	$67,031	$31,692,208

See Notes to Financial Statements	SA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
						First Trust/Dow
	Fidelity VIP	Fidelity VIP	Fidelity VIP	First Trust	First Trust	Jones Dividend
	FundsManager	Government	Strategic	Dorsey Wright	Multi Income	& Income
	60%	Money Market	Income	Tactical Core	Allocation	Allocation
	Service Class 2	Service Class	Service Class 2	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$38,489,960	$26,210,560	$5,761,724	$1,846,952	$1,506,527	$48,884,362
Receivables:
Due from Pacific Life & Annuity Company	2,205	-	-	5,930	-	-
Investments sold	-	9,198	-	-	1,641	18,306
Total Assets	38,492,165	26,219,758	5,761,724	1,852,882	1,508,168	48,902,668
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	9,830	759	-	1,774	19,332
Investments purchased	3,303	-	174	6,058	-	-
Total Liabilities	3,303	9,830	933	6,058	1,774	19,332
NET ASSETS	$38,488,862	$26,209,928	$5,760,791	$1,846,824	$1,506,394	$48,883,336
NET ASSETS CONSIST OF:
Accumulation units	38,488,862	26,120,970	5,760,791	1,846,824	1,506,394	48,883,336
Contracts in payout (annuitization) period	-	88,958	-	-	-	-
NET ASSETS	$38,488,862	$26,209,928	$5,760,791	$1,846,824	$1,506,394	$48,883,336
Units Outstanding	2,574,726	2,789,343	523,668	146,775	121,378	3,096,757
Accumulation Unit Value	$8.77 - $18.53	$8.95 - $10.39	$10.53 - $11.97	$12.05 - $12.71	$11.92 - $12.64	$9.06 - $18.81
Cost of Investments	$44,992,282	$26,210,542	$6,428,610	$1,838,405	$1,506,334	$48,808,797

				Franklin	Franklin	Franklin
	Franklin	Franklin	Franklin	Mutual Global	Rising	Rising
	Allocation	Allocation	Income	Discovery	Dividends	Dividends
	VIP Class 2	VIP Class 4	VIP Class 2	VIP Class 2	VIP Class 1	VIP Class 2
ASSETS
Investments in mutual funds, at value	$155,837	$11,519,041	$11,370,557	$4,247,116	$14,146	$12,528,104
Receivables:
Due from Pacific Life & Annuity Company	1	-	-	-	-	71,196
Investments sold	-	1,872	6,187	1,557	35	-
Total Assets	155,838	11,520,913	11,376,744	4,248,673	14,181	12,599,300
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1,682	6,836	1,703	35	-
Investments purchased	6	-	-	-	-	71,719
Total Liabilities	6	1,682	6,836	1,703	35	71,719
NET ASSETS	$155,832	$11,519,231	$11,369,908	$4,246,970	$14,146	$12,527,581
NET ASSETS CONSIST OF:
Accumulation units	155,832	11,519,231	11,369,908	4,246,970	14,146	12,518,502
Contracts in payout (annuitization) period	-	-	-	-	-	9,079
NET ASSETS	$155,832	$11,519,231	$11,369,908	$4,246,970	$14,146	$12,527,581
Units Outstanding	8,823	834,517	895,553	255,792	1,270	513,673
Accumulation Unit Value	$16.52 - $18.13	$8.70 - $17.26	$12.11 - $13.66	$14.53 - $21.57	$11.14 - $11.14	$19.04 - $26.88
Cost of Investments	$197,075	$13,641,809	$11,332,242	$4,223,041	$14,312	$11,252,616

See Notes to Financial Statements	SA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
				JPMorgan	JPMorgan	ClearBridge
		Janus	Janus	Insurance Trust	Insurance Trust	Variable
	Templeton	Henderson	Henderson	Global	Income	Aggressive
	Global Bond	Balanced	Flexible Bond	Allocation	Builder	Growth -
	VIP Class 2	Service Shares	Service Shares	Class 2	Class 2	Class II
ASSETS
Investments in mutual funds, at value	$4,176,016	$409,350,738	$2,370,835	$385,654	$947,802	$774,370
Receivables:
Due from Pacific Life & Annuity Company	-	79,685	-	-	-	12,179
Investments sold	530	-	80	15	34	-
Total Assets	4,176,546	409,430,423	2,370,915	385,669	947,836	786,549
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	834	-	219	27	112	-
Investments purchased	-	82,964	-	-	-	12,192
Total Liabilities	834	82,964	219	27	112	12,192
NET ASSETS	$4,175,712	$409,347,459	$2,370,696	$385,642	$947,724	$774,357
NET ASSETS CONSIST OF:
Accumulation units	4,175,712	409,347,459	2,370,696	385,642	947,724	774,357
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$4,175,712	$409,347,459	$2,370,696	$385,642	$947,724	$774,357
Units Outstanding	521,452	24,154,199	242,745	32,307	85,036	67,561
Accumulation Unit Value	$7.59 - $10.60	$9.01 - $20.78	$9.27 - $10.30	$11.66 - $12.11	$10.82 - $11.33	$11.15 - $12.45
Cost of Investments	$4,861,723	$360,723,645	$2,751,941	$423,168	$955,519	$1,165,101

			MFS
	Lord Abbett		Massachusetts	MFS	MFS	MFS
	Bond	Lord Abbett	Investors	Total Return	Utilities	Value
	Debenture	Total Return	Growth Stock -	Series -	Series -	Series -
	Class VC	Class VC	Service Class	Service Class	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$4,382,088	$5,483,707	$553,623	$37,295,209	$4,927,711	$840,289
Receivables:
Due from Pacific Life & Annuity Company	-	3,097	-	-	5,301	-
Investments sold	100	-	526	13,533	-	597
Total Assets	4,382,188	5,486,804	554,149	37,308,742	4,933,012	840,886
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	267	-	593	14,007	-	624
Investments purchased	-	3,383	-	-	5,603	-
Total Liabilities	267	3,383	593	14,007	5,603	624
NET ASSETS	$4,381,921	$5,483,421	$553,556	$37,294,735	$4,927,409	$840,262
NET ASSETS CONSIST OF:
Accumulation units	4,353,463	5,483,421	553,556	37,294,735	4,919,847	840,262
Contracts in payout (annuitization) period	28,458	-	-	-	7,562	-
NET ASSETS	$4,381,921	$5,483,421	$553,556	$37,294,735	$4,927,409	$840,262
Units Outstanding	359,104	539,214	25,445	2,329,635	280,946	28,793
Accumulation Unit Value	$11.42 - $13.69	$9.29 - $12.26	$21.51 - $21.85	$9.28 - $20.10	$16.49 - $19.81	$27.19 - $33.97
Cost of Investments	$4,999,764	$6,383,129	$497,701	$37,672,558	$3,932,252	$599,811

See Notes to Financial Statements	SA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Neuberger Berman		PIMCO
	U.S. Equity Index		Commodity-		PIMCO
	PutWrite	PIMCO All	RealReturn	PIMCO	Total Return -
	Strategy	Asset -	Strategy -	Income -	Institutional	Schwab
	Class S	Advisor Class	Advisor Class	Advisor Class	Class	VIT Balanced
ASSETS
Investments in mutual funds, at value	$130,155	$225,796	$1,544,169	$1,841,879	$65,566	$4,065,276
Receivables:
Due from Pacific Life & Annuity Company	-	-	1,112	-	-	-
Investments sold	4	-	-	93	2	191,822
Total Assets	130,159	225,796	1,545,281	1,841,972	65,568	4,257,098
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	13	3	-	189	3	191,906
Investments purchased	-	7	1,281	-	-	-
Total Liabilities	13	10	1,281	189	3	191,906
NET ASSETS	$130,146	$225,786	$1,544,000	$1,841,783	$65,565	$4,065,192
NET ASSETS CONSIST OF:
Accumulation units	130,146	225,786	1,544,000	1,841,783	65,565	4,065,192
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$130,146	$225,786	$1,544,000	$1,841,783	$65,565	$4,065,192
Units Outstanding	11,250	18,530	196,177	179,837	7,740	305,434
Accumulation Unit Value	$11.44 - $11.60	$12.08 - $12.23	$7.01 - $14.12	$10.09 - $10.46	$8.47 - $8.47	$13.31 - $13.31
Cost of Investments	$144,864	$270,458	$1,586,602	$1,986,641	$66,395	$3,681,243

					VanEck VIP
	Schwab		State Street	T. Rowe Price	Global
	VIT Balanced	Schwab	Total Return	Health	Resources	Vanguard VIF
	with Growth	VIT Growth	V.I.S. Class 3	Sciences - I	Class S	Balanced
ASSETS
Investments in mutual funds, at value	$7,251,600	$3,636,857	$14,275,607	$14,013	$1,875,892	$1,443,727
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	1,884	116	2,326	18	78	1,767
Total Assets	7,253,484	3,636,973	14,277,933	14,031	1,875,970	1,445,494
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,913	64	1,385	19	135	1,785
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,913	64	1,385	19	135	1,785
NET ASSETS	$7,251,571	$3,636,909	$14,276,548	$14,012	$1,875,835	$1,443,709
NET ASSETS CONSIST OF:
Accumulation units	7,251,571	3,636,909	14,276,548	14,012	1,819,336	1,443,709
Contracts in payout (annuitization) period	-	-	-	-	56,499	-
NET ASSETS	$7,251,571	$3,636,909	$14,276,548	$14,012	$1,875,835	$1,443,709
Units Outstanding	476,004	210,378	927,873	1,529	204,817	145,591
Accumulation Unit Value	$15.23 - $15.23	$17.29 - $17.29	$8.59 - $22.37	$9.17 - $9.17	$8.24 - $11.39	$9.92 - $9.92
Cost of Investments	$6,068,668	$2,840,731	$16,223,497	$13,599	$1,412,972	$1,465,930

See Notes to Financial Statements	SA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
			Vanguard VIF
			Total
	Vanguard VIF		International
	Conservative	Vanguard VIF	Stock Market
	Allocation	Real Estate Index	Index
ASSETS
Investments in mutual funds, at value	$876,268	$12,172	$31,497
Receivables:
Due from Pacific Life & Annuity Company	-	-	-
Investments sold	1,800	16	159
Total Assets	878,068	12,188	31,656
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,815	17	159
Investments purchased	-	-	-
Total Liabilities	1,815	17	159
NET ASSETS	$876,253	$12,171	$31,497
NET ASSETS CONSIST OF:
Accumulation units	876,253	12,171	31,497
Contracts in payout (annuitization) period	-	-	-
NET ASSETS	$876,253	$12,171	$31,497
Units Outstanding	99,839	1,243	3,677
Accumulation Unit Value	$8.77 - $8.80	$9.79 - $9.79	$8.56 - $8.56
Cost of Investments	$845,243	$13,376	$27,876

See Notes to Financial Statements	SA-14

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Intermediate
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I (1)
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	13,607	99,511	104,139	82,315	94,845	740
Administrative fees	3,315	22,316	22,915	16,550	21,396	196
Total Expenses	16,922	121,827	127,054	98,865	116,241	936
Net Investment Income (Loss)	(16,922)	(121,827)	(127,054)	(98,865)	(116,241)	(936)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(15,462)	(263,766)	(26,441)	38,715	(125,576)	(831)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(15,462)	(263,766)	(26,441)	38,715	(125,576)	(831)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(163,681)	(1,928,623)	(133,334)	(895,818)	(1,038,838)	(1,503)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(196,065)	$(2,314,216)	$(286,829)	$(955,968)	$(1,280,655)	$(3,270)

	Managed	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Bond	Markets Debt	Growth	Index	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	126,873	120,221	19,740	275,991	1,378,776	128,601
Administrative fees	26,445	28,211	3,518	62,693	325,121	28,555
Total Expenses	153,318	148,432	23,258	338,684	1,703,897	157,156
Net Investment Income (Loss)	(153,318)	(148,432)	(23,258)	(338,684)	(1,703,897)	(157,156)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	364,192	(85,056)	(55,387)	(134,036)	(1,179,375)	(92,752)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	364,192	(85,056)	(55,387)	(134,036)	(1,179,375)	(92,752)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,242,707)	(544,493)	(144,998)	(2,753,304)	(27,762,138)	(5,531,395)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,031,833)	$(777,981)	$(223,643)	$(3,226,024)	$(30,645,410)	$(5,781,303)

		Hedged	Large-Cap	Large-Cap	Large-Cap	Mid-Cap
	Growth	Equity	Core	Growth	Value	Equity
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	109,339	105,884	78,334	117,688	89,698	75,964
Administrative fees	25,315	25,920	16,058	26,914	19,969	16,159
Total Expenses	134,654	131,804	94,392	144,602	109,667	92,123
Net Investment Income (Loss)	(134,654)	(131,804)	(94,392)	(144,602)	(109,667)	(92,123)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(188,696)	(127,287)	41,200	293,107	(18,657)	(77,003)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(188,696)	(127,287)	41,200	293,107	(18,657)	(77,003)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,101,682)	(281,352)	(1,788,373)	(6,241,503)	(568,822)	(1,269,384)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,425,032)	$(540,443)	$(1,841,565)	$(6,092,998)	$(697,146)	$(1,438,510)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-15

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Growth	Value	Equity	Growth	Index	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	133,307	60,047	31,438	69,862	107,790	55,364
Administrative fees	29,347	12,005	6,990	15,238	27,219	11,479
Total Expenses	162,654	72,052	38,428	85,100	135,009	66,843
Net Investment Income (Loss)	(162,654)	(72,052)	(38,428)	(85,100)	(135,009)	(66,843)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,548)	(44,202)	(24,516)	26,890	(286,814)	144,888
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(4,548)	(44,202)	(24,516)	26,890	(286,814)	144,888
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,185,116)	(460,501)	(385,561)	(2,605,639)	(2,677,126)	(1,126,955)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,352,318)	$(576,755)	$(448,505)	$(2,663,849)	$(3,098,949)	$(1,048,910)

		Value	Emerging	International	International	International
	Value	Advantage	Markets	Growth	Large-Cap	Small-Cap
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	39,018	50,700	64,830	503	79,531	16,567
Administrative fees	7,638	9,498	13,643	116	16,870	3,162
Total Expenses	46,656	60,198	78,473	619	96,401	19,729
Net Investment Income (Loss)	(46,656)	(60,198)	(78,473)	(619)	(96,401)	(19,729)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,467)	(15,601)	(116,156)	(228)	34,890	14,580
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(4,467)	(15,601)	(116,156)	(228)	34,890	14,580
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,627)	(164,790)	(1,724,614)	(5,887)	(1,442,503)	(303,830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,750)	$(240,589)	$(1,919,243)	$(6,734)	$(1,504,014)	$(308,979)

						ESG
	International	Health	Real		ESG	Diversified
	Value	Sciences	Estate	Technology	Diversified	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	51,663	305,146	75,476	160,470	17,159	1,004
Administrative fees	10,278	66,625	16,224	36,148	4,552	248
Total Expenses	61,941	371,771	91,700	196,618	21,711	1,252
Net Investment Income (Loss)	(61,941)	(371,771)	(91,700)	(196,618)	(21,711)	(1,252)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	124,319	349,602	194,873	(371,290)	(6,021)	(190)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	124,319	349,602	194,873	(371,290)	(6,021)	(190)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(279,349)	(2,244,764)	(2,321,115)	(6,981,774)	(316,341)	(16,226)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(216,971)	$(2,266,933)	$(2,217,942)	$(7,549,682)	$(344,073)	$(17,668)

See Notes to Financial Statements	SA-16

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	PSF Avantis	PSF Avantis	Pacific	Pacific	Pacific	Pacific
	Balanced	Balanced	Dynamix -	Dynamix -	Dynamix -	Dynamix -
	Allocation	Allocation	Conservative	Moderate	Growth	Growth
	Class D	Class P (1)	Growth Class I	Class I	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	129,795	12	454,434	1,518,659	1,156,437	20
Administrative fees	32,308	24	100,086	337,477	281,651	40
Total Expenses	162,103	36	554,520	1,856,136	1,438,088	60
Net Investment Income (Loss)	(162,103)	(36)	(554,520)	(1,856,136)	(1,438,088)	(60)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(223,056)	(2)	655,831	1,772,655	(489,565)	4
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(223,056)	(2)	655,831	1,772,655	(489,565)	4
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,044,127)	(1,996)	(7,862,173)	(28,221,338)	(19,642,725)	411
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,429,286)	$(2,034)	$(7,760,862)	$(28,304,819)	$(21,570,378)	$355

		Portfolio			Portfolio	Invesco
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Oppenheimer
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	V.I. International
	Conservative	Conservative	Moderate	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Series II
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	933,665	1,429,924	5,466,020	4,559,198	1,159,680	9,164
Administrative fees	172,815	249,795	954,856	786,135	192,415	2,157
Total Expenses	1,106,480	1,679,719	6,420,876	5,345,333	1,352,095	11,321
Net Investment Income (Loss)	(1,106,480)	(1,679,719)	(6,420,876)	(5,345,333)	(1,352,095)	(11,321)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	204,725	4,238,166	19,097,339	14,808,972	3,126,113	(160,549)
Capital gain distributions	-	-	-	-	-	168,681
Realized Gain (Loss) on Investments	204,725	4,238,166	19,097,339	14,808,972	3,126,113	8,132
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,953,289)	(23,385,594)	(95,701,893)	(81,594,798)	(20,210,350)	(342,707)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,855,044)	$(20,827,147)	$(83,025,430)	$(72,131,159)	$(18,436,332)	$(345,896)

	Invesco V.I.	Invesco V.I.	Invesco V.I.			American
	Balanced-Risk	Equity and	Global	Invesco V.I.	Invesco V.I.	Century
	Allocation	Income	Real Estate	Global	Technology	VP Mid Cap Value
	Series II	Series II	Series II	Series II	Series I (1)	Class II
INVESTMENT INCOME
Dividends	$1,481,155	$29,117	$38,698	$-	$-	$108,285
EXPENSES
Mortality and expense risk	214,625	16,697	10,196	16,911	10	53,694
Administrative fees	45,678	3,761	3,820	3,516	20	11,873
Total Expenses	260,303	20,458	14,016	20,427	30	65,567
Net Investment Income (Loss)	1,220,852	8,659	24,682	(20,427)	(30)	42,718
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(367,543)	28,030	(100,114)	(106,411)	(52)	(103,171)
Capital gain distributions	716,594	268,675	-	266,710	5,601	663,605
Realized Gain (Loss) on Investments	349,051	296,705	(100,114)	160,299	5,549	560,434
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,939,038)	(447,512)	(444,188)	(831,382)	(6,847)	(744,623)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,369,135)	$(142,148)	$(519,620)	$(691,510)	$(1,328)	$(141,471)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-17

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	American Funds					American Funds
	IS American			American Funds	American Funds	IS Capital World
	High-Income	American Funds	American Funds	IS Capital	IS Capital	Growth and
	Trust	IS Asset Allocation	IS Asset Allocation	Income Builder	World Bond	Income
	Class 4	Class 1 (1)	Class 4	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends	$176,198	$2,207	$3,730,395	$122,745	$2,363	$57,673
EXPENSES
Mortality and expense risk	29,301	12	2,537,175	47,632	8,984	25,891
Administrative fees	6,932	24	531,172	10,839	2,497	5,772
Total Expenses	36,233	36	3,068,347	58,471	11,481	31,663
Net Investment Income (Loss)	139,965	2,171	662,048	64,274	(9,118)	26,010
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(167,655)	(4)	(2,413,880)	(61,491)	(56,144)	(87,169)
Capital gain distributions	-	-	24,113,822	-	18,582	567,499
Realized Gain (Loss) on Investments	(167,655)	(4)	21,699,942	(61,491)	(37,562)	480,330
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(363,101)	(3,896)	(60,994,973)	(441,570)	(196,530)	(1,040,497)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(390,791)	$(1,729)	$(38,632,983)	$(438,787)	$(243,210)	$(534,157)

			American Funds
	American Funds	American Funds	IS Global Small	American Funds	American Funds	American Funds
	IS Global Balanced	IS Global Growth	Capitalization	IS Growth	IS Growth	IS Growth-Income
	Class 4	Class 4	Class 4	Class 1 (1)	Class 4	Class 1 (1)
INVESTMENT INCOME
Dividends	$-	$20,565	$-	$215	$31,793	$242
EXPENSES
Mortality and expense risk	35,127	48,529	17,178	6	326,574	10
Administrative fees	8,559	10,680	3,952	11	69,465	19
Total Expenses	43,686	59,209	21,130	17	396,039	29
Net Investment Income (Loss)	(43,686)	(38,644)	(21,130)	198	(364,246)	213
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(50,936)	(190,711)	(247,193)	(1)	(1,939,862)	(6)
Capital gain distributions	21,168	527,460	599,478	-	4,426,298	-
Realized Gain (Loss) on Investments	(29,768)	336,749	352,285	(1)	2,486,436	(6)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(578,017)	(1,846,998)	(1,061,443)	(2,571)	(13,979,936)	(1,041)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(651,471)	$(1,548,893)	$(730,288)	$(2,374)	$(11,857,746)	$(834)

			American Funds	American Funds		American Funds
	American Funds	American Funds	IS International	IS Managed Risk	American Funds IS	IS The Bond Fund
	IS Growth-Income	IS International	Growth and Income	Asset Allocation	New World Fund	of America
	Class 4	Class 4	Class 4	Class P2	Class 4	Class 1 (1)
INVESTMENT INCOME
Dividends	$170,214	$47,944	$49,133	$325,445	$34,662	$1,606
EXPENSES
Mortality and expense risk	167,111	25,602	18,809	156,586	29,541	13
Administrative fees	37,736	6,768	4,095	36,952	6,981	26
Total Expenses	204,847	32,370	22,904	193,538	36,522	39
Net Investment Income (Loss)	(34,633)	15,574	26,229	131,907	(1,860)	1,567
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(135,352)	(93,508)	(91,425)	(117,527)	(150,694)	(4)
Capital gain distributions	1,516,088	436,588	846,903	543,151	287,326	-
Realized Gain (Loss) on Investments	1,380,736	343,080	755,478	425,624	136,632	(4)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,644,359)	(1,152,370)	(1,133,836)	(3,181,249)	(1,009,509)	(3,054)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,298,256)	$(793,716)	$(352,129)	$(2,623,718)	$(874,737)	$(1,491)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-18

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	American Funds	American Funds IS	American Funds	BlackRock	BlackRock	BlackRock
	IS The Bond Fund	U.S. Government	IS Washington	60/40 Target	Capital	Global
	of America	Securities	Mutual Investors	Allocation ETF	Appreciation	Allocation
	Class 4	Class 4	Class 4	V.I. Class I	V.I. Class III	V.I. Class III
INVESTMENT INCOME
Dividends	$168,192	$103,708	$185,922	$365,430	$-	$-
EXPENSES
Mortality and expense risk	51,109	32,870	107,768	151,798	3,173	1,082,786
Administrative fees	12,908	7,734	23,185	35,845	703	222,969
Total Expenses	64,017	40,604	130,953	187,643	3,876	1,305,755
Net Investment Income (Loss)	104,175	63,104	54,969	177,787	(3,876)	(1,305,755)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(133,362)	(348,988)	(515,438)	(121,401)	(15,816)	(2,104,591)
Capital gain distributions	69,453	-	2,485,989	4,817	26,966	1,517,957
Realized Gain (Loss) on Investments	(63,909)	(348,988)	1,970,551	(116,584)	11,150	(586,634)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(891,918)	(180,630)	(3,103,907)	(2,658,519)	(217,993)	(18,386,056)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(851,652)	$(466,514)	$(1,078,387)	$(2,597,316)	$(210,719)	$(20,278,445)

			Delaware Ivy		DFA VA
	BlackRock	BlackRock	VIP Asset	Delaware Ivy	US Large Value	Fidelity VIP
	S&P 500 Index	Small Cap Index	Strategy	VIP Energy	Institutional	Contrafund
	V.I. Class I (1)	V.I. Class I (1)	Class II	Class II	Class (1)	Service Class 2
INVESTMENT INCOME
Dividends	$904	$363	$24,834	$105,311	$997	$97,839
EXPENSES
Mortality and expense risk	31	16	12,217	35,810	6	364,548
Administrative fees	31	16	3,020	7,852	11	86,714
Total Expenses	62	32	15,237	43,662	17	451,262
Net Investment Income (Loss)	842	331	9,597	61,649	980	(353,423)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(12)	(1)	(33,147)	73,860	(1)	(939,350)
Capital gain distributions	2,414	255	104,391	-	539	1,814,833
Realized Gain (Loss) on Investments	2,402	254	71,244	73,860	538	875,483
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,490)	(301)	(265,279)	1,048,632	(2,252)	(12,814,513)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$754	$284	$(184,438)	$1,184,141	$(734)	$(12,292,453)

		Fidelity VIP		First Trust	First Trust	First Trust/Dow
	Fidelity VIP	Government	Fidelity VIP	Dorsey Wright	Multi Income	Jones Dividend &
	FundsManager 60%	Money Market	Strategic Income	Tactical Core	Allocation	Income Allocation
	Service Class 2	Service Class	Service Class 2	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$670,710	$367,823	$209,517	$30,878	$36,564	$720,829
EXPENSES
Mortality and expense risk	404,079	287,767	67,218	20,903	13,080	537,254
Administrative fees	93,132	60,994	15,248	4,515	2,923	119,460
Total Expenses	497,211	348,761	82,466	25,418	16,003	656,714
Net Investment Income (Loss)	173,499	19,062	127,051	5,460	20,561	64,115
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,068,237)	-	(190,635)	(29,752)	(12,868)	(703,932)
Capital gain distributions	6,568,138	-	6,787	282,251	15,411	6,350,159
Realized Gain (Loss) on Investments	5,499,901	-	(183,848)	252,499	2,543	5,646,227
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,841,835)	18	(863,491)	(704,777)	(139,437)	(13,314,542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,168,435)	$19,080	$(920,288)	$(446,818)	$(116,333)	$(7,604,200)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-19

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
				Franklin	Franklin	Franklin
	Franklin	Franklin	Franklin	Mutual Global	Rising	Rising
	Allocation	Allocation	Income	Discovery	Dividends	Dividends
	VIP Class 2	VIP Class 4	VIP Class 2	VIP Class 2	VIP Class 1 (1)	VIP Class 2
INVESTMENT INCOME
Dividends	$2,376	$179,703	$551,178	$61,723	$-	$100,949
EXPENSES
Mortality and expense risk	1,233	137,777	113,992	44,758	7	125,915
Administrative fees	231	27,043	27,770	9,528	15	29,383
Total Expenses	1,464	164,820	141,762	54,286	22	155,298
Net Investment Income (Loss)	912	14,883	409,416	7,437	(22)	(54,349)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,526)	(440,216)	(154,104)	(79,711)	3	1,486
Capital gain distributions	14,279	1,132,532	223,726	369,103	-	1,610,676
Realized Gain (Loss) on Investments	9,753	692,316	69,622	289,392	3	1,612,162
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(39,789)	(3,122,278)	(1,311,726)	(625,924)	(166)	(3,235,917)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,124)	$(2,415,079)	$(832,688)	$(329,095)	$(185)	$(1,678,104)

		Janus	Janus	JPMorgan	JPMorgan	ClearBridge
	Templeton	Henderson	Henderson	Insurance Trust	Insurance Trust	Variable
	Global Bond	Balanced	Flexible Bond	Global Allocation	Income Builder	Aggressive
	VIP Class 2	Service Shares	Service Shares	Class 2	Class 2	Growth - Class II
INVESTMENT INCOME
Dividends	$-	$4,642,655	$52,162	$6,874	$35,889	$-
EXPENSES
Mortality and expense risk	47,707	4,217,025	26,881	5,673	10,786	9,072
Administrative fees	11,402	992,307	6,414	1,184	2,374	1,958
Total Expenses	59,109	5,209,332	33,295	6,857	13,160	11,030
Net Investment Income (Loss)	(59,109)	(566,677)	18,867	17	22,729	(11,030)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(399,347)	(4,732,414)	(108,981)	(25,182)	(5,703)	(271,842)
Capital gain distributions	-	11,917,866	45,099	30,286	29,129	109,634
Realized Gain (Loss) on Investments	(399,347)	7,185,452	(63,882)	5,104	23,426	(162,208)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	107,226	(89,997,626)	(426,052)	(110,379)	(200,017)	(151,650)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(351,230)	$(83,378,851)	$(471,067)	$(105,258)	$(153,862)	$(324,888)

			MFS
	Lord Abbett		Massachusetts	MFS	MFS	MFS
	Bond	Lord Abbett	Investors	Total Return	Utilities	Value
	Debenture	Total Return	Growth Stock -	Series -	Series -	Series -
	Class VC	Class VC	Service Class	Service Class	Service Class	Service Class
INVESTMENT INCOME
Dividends	$208,468	$194,531	$-	$549,765	$111,796	$10,208
EXPENSES
Mortality and expense risk	51,044	49,536	3,936	361,961	52,200	5,930
Administrative fees	12,390	12,073	903	86,846	11,700	1,336
Total Expenses	63,434	61,609	4,839	448,807	63,900	7,266
Net Investment Income (Loss)	145,034	132,922	(4,839)	100,958	47,896	2,942
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(256,475)	(132,062)	(6,340)	(428,310)	(12,345)	14,449
Capital gain distributions	15,317	13,222	82,210	3,269,555	196,563	53,737
Realized Gain (Loss) on Investments	(241,158)	(118,840)	75,870	2,841,245	184,218	68,186
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(758,581)	(1,021,436)	(215,713)	(7,297,060)	(241,606)	(142,912)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(854,705)	$(1,007,354)	$(144,682)	$(4,354,857)	$(9,492)	$(71,784)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-20

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
			PIMCO
	Neuberger Berman		Commodity-		PIMCO
	U.S. Equity Index		RealReturn		Total Return -
	PutWrite Strategy	PIMCO All Asset -	Strategy -	PIMCO Income -	Institutional	Schwab
	Class S	Advisor Class	Advisor Class	Advisor Class	Class (1)	VIT Balanced
INVESTMENT INCOME
Dividends	$-	$17,387	$379,201	$68,324	$196	$58,366
EXPENSES
Mortality and expense risk	1,078	2,471	18,220	16,296	6	14,263
Administrative fees	269	571	3,815	4,330	11	10,188
Total Expenses	1,347	3,042	22,035	20,626	17	24,451
Net Investment Income (Loss)	(1,347)	14,345	357,166	47,698	179	33,915
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,442)	(1,063)	(138,736)	(66,471)	-	26,990
Capital gain distributions	19,347	18,525	-	161	-	70,646
Realized Gain (Loss) on Investments	15,905	17,462	(138,736)	(66,310)	-	97,636
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(28,268)	(64,428)	(164,936)	(143,927)	(829)	(832,622)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,710)	$(32,621)	$53,494	$(162,539)	$(650)	$(701,071)

	Schwab		State Street	T. Rowe Price	VanEck VIP
	VIT Balanced	Schwab	Total Return	Health	Global Resources	Vanguard VIF
	with Growth	VIT Growth	V.I.S. Class 3	Sciences - I (1)	Class S	Balanced (1)
INVESTMENT INCOME
Dividends	$127,605	$67,261	$62,235	$-	$23,853	$-
EXPENSES
Mortality and expense risk	27,433	13,597	173,309	10	18,603	1,292
Administrative fees	19,595	9,712	31,911	20	3,901	1,734
Total Expenses	47,028	23,309	205,220	30	22,504	3,026
Net Investment Income (Loss)	80,577	43,952	(142,985)	(30)	1,349	(3,026)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(50,665)	7,762	(298,673)	4	47,390	(73,374)
Capital gain distributions	157,371	97,911	232,557	223	-	-
Realized Gain (Loss) on Investments	106,706	105,673	(66,116)	227	47,390	(73,374)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,674,870)	(938,744)	(3,003,730)	414	96,324	(22,203)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,487,587)	$(789,119)	$(3,212,831)	$611	$145,063	$(98,603)

			Vanguard VIF
			Total
	Vanguard VIF	Vanguard VIF	International
	Conservative	Real Estate	Stock Market
	Allocation (1)	Index (1)	Index (1)
INVESTMENT INCOME
Dividends	$-	$-	$-
EXPENSES
Mortality and expense risk	488	9	17
Administrative fees	500	19	17
Total Expenses	988	28	34
Net Investment Income (Loss)	(988)	(28)	(34)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(17)	(6)	21
Capital gain distributions	-	-	-
Realized Gain (Loss) on Investments	(17)	(6)	21
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	31,025	(1,204)	3,621
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,020	$(1,238)	$3,608

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-21

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(16,922)	$(16,495)	$(121,827)	$(161,036)	$(127,054)	$(129,484)
Realized gain (loss) on investments	(15,462)	(1,551)	(263,766)	(29,025)	(26,441)	37,568
Change in net unrealized appreciation (depreciation) on investments	(163,681)	(5,327)	(1,928,623)	(191,250)	(133,334)	393,977
Net Increase (Decrease) in Net Assets Resulting from Operations	(196,065)	(23,373)	(2,314,216)	(381,311)	(286,829)	302,061
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	158,382	59,180	690,971	1,941,089	867,915	374,649
Transfers between variable and fixed accounts, net	112,839	189,941	(258,744)	710,372	884,194	1,221,246
Contract benefits and terminations	(81,224)	(185,759)	(1,721,326)	(1,378,968)	(1,166,842)	(1,660,486)
Contract charges and deductions	(38)	(34)	(14,651)	(14,298)	(8,054)	(7,971)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	237	226	191	146
Other	(85)	(3)	79	4	116	(31)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	189,874	63,325	(1,303,434)	1,258,425	577,520	(72,447)
NET INCREASE (DECREASE) IN NET ASSETS	(6,191)	39,952	(3,617,650)	877,114	290,691	229,614
NET ASSETS
Beginning of Year	1,386,621	1,346,669	12,766,711	11,889,597	9,548,568	9,318,954
End of Year	$1,380,430	$1,386,621	$9,149,061	$12,766,711	$9,839,259	$9,548,568

	High Yield Bond		Inflation Managed		Intermediate Bond
	Class I		Class I		Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(98,865)	$(106,221)	$(116,241)	$(107,826)	$(936)
Realized gain (loss) on investments	38,715	44,146	(125,576)	30,203	(831)
Change in net unrealized appreciation (depreciation) on investments	(895,818)	356,966	(1,038,838)	407,778	(1,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	(955,968)	294,891	(1,280,655)	330,155	(3,270)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	464,088	575,864	1,048,853	952,275	178,871
Transfers between variable and fixed accounts, net	259,966	411,697	1,008,929	1,163,094	87,141
Contract benefits and terminations	(1,123,195)	(765,556)	(796,146)	(1,002,628)	(164)
Contract charges and deductions	(16,256)	(15,376)	(9,993)	(10,068)	(75)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	209	(3,350)	-
Other	34	69	(173)	(23)	(11)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(415,363)	206,698	1,251,679	1,099,300	265,762
NET INCREASE (DECREASE) IN NET ASSETS	(1,371,331)	501,589	(28,976)	1,429,455	262,492
NET ASSETS
Beginning of Year or Period	7,937,244	7,435,655	8,876,406	7,446,951	-
End of Year or Period	$6,565,913	$7,937,244	$8,847,430	$8,876,406	$262,492

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-22

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Managed Bond		Short Duration Bond		Emerging Markets Debt
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(153,318)	$(201,443)	$(148,432)	$(162,464)	$(23,258)	$(27,625)
Realized gain (loss) on investments	364,192	256,747	(85,056)	(1,992)	(55,387)	(641)
Change in net unrealized appreciation (depreciation) on investments	(2,242,707)	(444,531)	(544,493)	(62,630)	(144,998)	(125,942)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,031,833)	(389,227)	(777,981)	(227,086)	(223,643)	(154,208)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	311,007	1,088,404	846,081	1,446,249	8,003	35,115
Transfers between variable and fixed accounts, net	(574,460)	798,216	(449,863)	1,757,378	(140,952)	206,111
Contract benefits and terminations	(2,094,557)	(2,982,847)	(1,042,142)	(2,234,178)	(152,515)	(134,373)
Contract charges and deductions	(22,079)	(21,521)	(18,040)	(19,611)	(3,530)	(3,361)
Adjustments to net assets allocated to contracts in payout (annuitization) period	243	222	326	270	-	-
Other	293	138	99	(54)	56	(78)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,379,553)	(1,117,388)	(663,539)	950,054	(288,938)	103,414
NET INCREASE (DECREASE) IN NET ASSETS	(4,411,386)	(1,506,615)	(1,441,520)	722,968	(512,581)	(50,794)
NET ASSETS
Beginning of Year	14,093,600	15,600,215	14,182,613	13,459,645	1,997,177	2,047,971
End of Year	$9,682,214	$14,093,600	$12,741,093	$14,182,613	$1,484,596	$1,997,177

	Dividend Growth		Equity Index		Focused Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(338,684)	$(310,372)	$(1,703,897)	$(1,679,757)	$(157,156)	$(216,846)
Realized gain (loss) on investments	(134,036)	29,284	(1,179,375)	302,153	(92,752)	55,953
Change in net unrealized appreciation (depreciation) on investments	(2,753,304)	5,576,946	(27,762,138)	33,187,594	(5,531,395)	2,839,940
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,226,024)	5,295,858	(30,645,410)	31,809,990	(5,781,303)	2,679,047
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,813,092	3,015,016	10,043,791	18,228,912	461,909	1,025,802
Transfers between variable and fixed accounts, net	2,686,939	815,222	3,868,866	(1,640,049)	(631,390)	(142,794)
Contract benefits and terminations	(1,946,507)	(2,528,892)	(10,340,176)	(8,600,561)	(860,238)	(1,293,822)
Contract charges and deductions	(22,735)	(21,817)	(17,756)	(17,538)	(3,954)	(3,967)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1)	-	-	(17)	(1)	(1)
Other	5,508	(4,037)	21,877	(2,818)	(94)	(836)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,536,296	1,275,492	3,576,602	7,967,929	(1,033,768)	(415,618)
NET INCREASE (DECREASE) IN NET ASSETS	310,272	6,571,350	(27,068,808)	39,777,919	(6,815,071)	2,263,429
NET ASSETS
Beginning of Year	28,125,485	21,554,135	157,072,054	117,294,135	17,365,436	15,102,007
End of Year	$28,435,757	$28,125,485	$130,003,246	$157,072,054	$10,550,365	$17,365,436

See Notes to Financial Statements	SA-23

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Growth		Hedged Equity		Large-Cap Core
	Class I		Class I (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(134,654)	$(155,768)	$(131,804)	$(23,407)	$(94,392)	$(104,098)
Realized gain (loss) on investments	(188,696)	123,781	(127,287)	(211)	41,200	287,067
Change in net unrealized appreciation (depreciation) on investments	(4,101,682)	2,417,373	(281,352)	129,675	(1,788,373)	1,600,791
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,425,032)	2,385,386	(540,443)	106,057	(1,841,565)	1,783,760
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,134,086	977,953	6,469,296	4,493,530	173,719	329,387
Transfers between variable and fixed accounts, net	(169,384)	686,073	8,471,755	1,242,198	(58,147)	(299,992)
Contract benefits and terminations	(735,215)	(1,234,596)	(735,273)	(6,099)	(262,010)	(766,484)
Contract charges and deductions	(7,061)	(6,642)	(107,120)	(16,042)	(6,147)	(6,365)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	209	182
Other	337	(1,153)	4,918	340	(74)	(274)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	222,763	421,635	14,103,576	5,713,927	(152,450)	(743,546)
NET INCREASE (DECREASE) IN NET ASSETS	(4,202,269)	2,807,021	13,563,133	5,819,984	(1,994,015)	1,040,214
NET ASSETS
Beginning of Year or Period	13,897,672	11,090,651	5,819,984	-	8,192,654	7,152,440
End of Year or Period	$9,695,403	$13,897,672	$19,383,117	$5,819,984	$6,198,639	$8,192,654

	Large-Cap Growth		Large-Cap Value		Mid-Cap Equity
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(144,602)	$(214,497)	$(109,667)	$(110,479)	$(92,123)	$(98,616)
Realized gain (loss) on investments	293,107	835,461	(18,657)	50,065	(77,003)	168,113
Change in net unrealized appreciation (depreciation) on investments	(6,241,503)	2,119,851	(568,822)	1,872,192	(1,269,384)	868,398
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,092,998)	2,740,815	(697,146)	1,811,778	(1,438,510)	937,895
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	901,965	1,595,581	707,901	1,217,901	434,323	1,140,740
Transfers between variable and fixed accounts, net	(342,374)	(3,421,372)	627,186	43,803	258,977	431,277
Contract benefits and terminations	(1,171,167)	(1,569,480)	(967,982)	(1,021,712)	(256,728)	(1,004,816)
Contract charges and deductions	(3,251)	(3,068)	(12,958)	(12,284)	(8,612)	(7,865)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	64	59
Other	387	(2,753)	(1,720)	1,915	551	(3,980)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(614,440)	(3,401,092)	352,427	229,623	428,575	555,415
NET INCREASE (DECREASE) IN NET ASSETS	(6,707,438)	(660,277)	(344,719)	2,041,401	(1,009,935)	1,493,310
NET ASSETS
Beginning of Year	16,226,435	16,886,712	9,548,572	7,507,171	7,842,888	6,349,578
End of Year	$9,518,997	$16,226,435	$9,203,853	$9,548,572	$6,832,953	$7,842,888

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-24

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(162,654)	$(215,864)	$(72,052)	$(73,488)	$(38,428)	$(39,118)
Realized gain (loss) on investments	(4,548)	54,103	(44,202)	79,422	(24,516)	136,555
Change in net unrealized appreciation (depreciation) on investments	(5,185,116)	2,448,307	(460,501)	1,172,441	(385,561)	574,124
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,352,318)	2,286,546	(576,755)	1,178,375	(448,505)	671,561
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	474,411	1,624,652	220,294	391,053	416,693	152,928
Transfers between variable and fixed accounts, net	(130,102)	(320,405)	(873,225)	1,529,260	469,590	(86,172)
Contract benefits and terminations	(694,086)	(1,393,563)	(318,207)	(626,865)	(156,900)	(279,602)
Contract charges and deductions	(11,159)	(13,067)	(7,986)	(7,821)	(1,950)	(2,004)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(1)	-
Other	(93)	(3,729)	159	(1,572)	877	(10)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(361,029)	(106,112)	(978,965)	1,284,055	728,309	(214,860)
NET INCREASE (DECREASE) IN NET ASSETS	(5,713,347)	2,180,434	(1,555,720)	2,462,430	279,804	456,701
NET ASSETS
Beginning of Year	17,238,136	15,057,702	6,868,136	4,405,706	3,232,303	2,775,602
End of Year	$11,524,789	$17,238,136	$5,312,416	$6,868,136	$3,512,107	$3,232,303

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(85,100)	$(122,447)	$(135,009)	$(151,300)	$(66,843)	$(80,444)
Realized gain (loss) on investments	26,890	86,764	(286,814)	92,108	144,888	135,626
Change in net unrealized appreciation (depreciation) on investments	(2,605,639)	93,648	(2,677,126)	1,449,517	(1,126,955)	1,454,417
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,663,849)	57,965	(3,098,949)	1,390,325	(1,048,910)	1,509,599
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	373,255	538,425	434,748	2,028,678	358,518	415,168
Transfers between variable and fixed accounts, net	(76,478)	(74,577)	876,751	702,906	31,762	186,205
Contract benefits and terminations	(412,392)	(833,687)	(1,018,546)	(926,135)	(418,875)	(678,488)
Contract charges and deductions	(6,128)	(6,535)	(2,880)	(2,968)	(4,611)	(5,806)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	39	37	(1)	-
Other	224	(1,263)	816	(1,611)	107	(2,417)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(121,519)	(377,637)	290,928	1,800,907	(33,100)	(85,338)
NET INCREASE (DECREASE) IN NET ASSETS	(2,785,368)	(319,672)	(2,808,021)	3,191,232	(1,082,010)	1,424,261
NET ASSETS
Beginning of Year	8,654,324	8,973,996	14,274,986	11,083,754	6,064,973	4,640,712
End of Year	$5,868,956	$8,654,324	$11,466,965	$14,274,986	$4,982,963	$6,064,973

See Notes to Financial Statements	SA-25

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Value		Value Advantage		Emerging Markets
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(46,656)	$(40,318)	$(60,198)	$(50,157)	$(78,473)	$(106,537)
Realized gain (loss) on investments	(4,467)	294,269	(15,601)	22,745	(116,156)	281,744
Change in net unrealized appreciation (depreciation) on investments	(1,627)	308,497	(164,790)	732,321	(1,724,614)	(915,355)
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,750)	562,448	(240,589)	704,909	(1,919,243)	(740,148)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	258,836	89,192	297,525	303,307	452,789	613,076
Transfers between variable and fixed accounts, net	620,273	44,063	328,820	1,866,467	418,253	140,692
Contract benefits and terminations	(275,759)	(581,685)	(300,446)	(408,704)	(723,360)	(908,024)
Contract charges and deductions	(6,904)	(7,401)	(1,083)	(824)	(12,128)	(12,839)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(155)	152	165	(93)	(791)	(2,051)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	596,291	(455,679)	324,981	1,760,153	134,763	(169,146)
NET INCREASE (DECREASE) IN NET ASSETS	543,541	106,769	84,392	2,465,062	(1,784,480)	(909,294)
NET ASSETS
Beginning of Year	3,061,129	2,954,360	4,405,461	1,940,399	7,328,099	8,237,393
End of Year	$3,604,670	$3,061,129	$4,489,853	$4,405,461	$5,543,619	$7,328,099

	International Growth		International Large-Cap		International Small-Cap
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(619)	$(5)	$(96,401)	$(111,419)	$(19,729)	$(23,898)
Realized gain (loss) on investments	(228)	-	34,890	69,235	14,580	15,953
Change in net unrealized appreciation (depreciation) on investments	(5,887)	390	(1,442,503)	1,124,961	(303,830)	201,768
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,734)	385	(1,504,014)	1,082,777	(308,979)	193,823
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	61,309	9,423	213,550	734,605	67,695	70,173
Transfers between variable and fixed accounts, net	363	-	(76,604)	81,925	(3,382)	22,321
Contract benefits and terminations	-	-	(486,292)	(595,839)	(75,093)	(104,868)
Contract charges and deductions	-	-	(23,131)	(24,449)	(5,216)	(5,126)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	183	165	(2)	-
Other	(5)	-	145	110	(12)	(154)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	61,667	9,423	(372,149)	196,517	(16,010)	(17,654)
NET INCREASE (DECREASE) IN NET ASSETS	54,933	9,808	(1,876,163)	1,279,294	(324,989)	176,169
NET ASSETS
Beginning of Year or Period	9,808	-	9,422,292	8,142,998	1,750,333	1,574,164
End of Year or Period	$64,741	$9,808	$7,546,129	$9,422,292	$1,425,344	$1,750,333

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-26

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	International Value		Health Sciences		Real Estate
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(61,941)	$(70,561)	$(371,771)	$(396,430)	$(91,700)	$(99,489)
Realized gain (loss) on investments	124,319	57,786	349,602	27,467	194,873	266,528
Change in net unrealized appreciation (depreciation) on investments	(279,349)	850,439	(2,244,764)	3,420,433	(2,321,115)	2,236,234
Net Increase (Decrease) in Net Assets Resulting from Operations	(216,971)	837,664	(2,266,933)	3,051,470	(2,217,942)	2,403,273
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	286,037	97,370	784,341	2,031,222	280,632	488,757
Transfers between variable and fixed accounts, net	(368,978)	482,815	189,469	1,522,325	88,607	186,574
Contract benefits and terminations	(695,934)	(690,115)	(2,338,260)	(2,927,817)	(738,531)	(1,163,142)
Contract charges and deductions	(16,731)	(15,763)	(13,195)	(13,082)	(7,427)	(7,426)
Adjustments to net assets allocated to contracts in payout (annuitization) period	177	147	-	(13)	58	39
Other	(398)	9	272	(652)	(1,532)	(1,390)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(795,827)	(125,537)	(1,377,373)	611,983	(378,193)	(496,588)
NET INCREASE (DECREASE) IN NET ASSETS	(1,012,798)	712,127	(3,644,306)	3,663,453	(2,596,135)	1,906,685
NET ASSETS
Beginning of Year	5,106,907	4,394,780	31,511,533	27,848,080	8,382,994	6,476,309
End of Year	$4,094,109	$5,106,907	$27,867,227	$31,511,533	$5,786,859	$8,382,994

	Technology		ESG Diversified		ESG Diversified Growth
	Class I		Class I (1)		Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(196,618)	$(247,056)	$(21,711)	$(5,598)	$(1,252)	$(3)
Realized gain (loss) on investments	(371,290)	417,730	(6,021)	(37)	(190)	-
Change in net unrealized appreciation (depreciation) on investments	(6,981,774)	1,977,330	(316,341)	42,179	(16,226)	276
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,549,682)	2,148,004	(344,073)	36,544	(17,668)	273
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,230,227	2,647,584	181,785	1,336,522	133,365	7,500
Transfers between variable and fixed accounts, net	836,580	(1,666,335)	696,692	6,257	95	-
Contract benefits and terminations	(1,464,066)	(1,525,399)	(1,113)	(175)	-	-
Contract charges and deductions	(7,506)	(8,087)	(24,128)	(3,973)	(8)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	43	44	-	-	-	-
Other	1,383	(381)	(33)	(157)	(4)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	596,661	(552,574)	853,203	1,338,474	133,448	7,500
NET INCREASE (DECREASE) IN NET ASSETS	(6,953,021)	1,595,430	509,130	1,375,018	115,780	7,773
NET ASSETS
Beginning of Year or Period	20,152,017	18,556,587	1,375,018	-	7,773	-
End of Year or Period	$13,198,996	$20,152,017	$1,884,148	$1,375,018	$123,553	$7,773

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	PSF Avantis		PSF Avantis		Pacific Dynamix -
	Balanced Allocation Class D		Balanced Allocation Class P (1)		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(162,103)	$(157,291)	$(36)		$(554,520)	$(643,501)
Realized gain (loss) on investments	(223,056)	(1,376)	(2)		655,831	864,990
Change in net unrealized appreciation (depreciation) on investments	(2,044,127)	1,489,813	(1,996)		(7,862,173)	2,301,455
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,429,286)	1,331,146	(2,034)		(7,760,862)	2,522,944
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,331,454	2,638,005	126,556		2,369,372	2,465,207
Transfers between variable and fixed accounts, net	(23,249)	566,757	-		(72,305)	553,971
Contract benefits and terminations	(997,020)	(576,865)	(89)		(4,374,933)	(5,724,607)
Contract charges and deductions	(117,347)	(88,978)	-		(214,982)	(213,194)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(742)	214	-		(40)	(808)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,193,096	2,539,133	126,467		(2,292,888)	(2,919,431)
NET INCREASE (DECREASE) IN NET ASSETS	(1,236,190)	3,870,279	124,433		(10,053,750)	(396,487)
NET ASSETS
Beginning of Year or Period	14,834,277	10,963,998	-		50,537,140	50,933,627
End of Year or Period	$13,598,087	$14,834,277	$124,433		$40,483,390	$50,537,140

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class I		Growth Class I		Growth Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,856,136)	$(2,094,041)	$(1,438,088)	$(1,023,660)	$(60)
Realized gain (loss) on investments	1,772,655	1,557,141	(489,565)	7,998	4
Change in net unrealized appreciation (depreciation) on investments	(28,221,338)	14,735,054	(19,642,725)	10,105,379	411
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,304,819)	14,198,154	(21,570,378)	9,089,717	355
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,732,956	12,260,270	36,940,428	35,692,491	27,014
Transfers between variable and fixed accounts, net	(1,892,852)	3,847,075	11,799,140	6,362,650	-
Contract benefits and terminations	(13,830,913)	(15,073,046)	(2,888,034)	(4,581,617)	(207)
Contract charges and deductions	(1,006,483)	(909,451)	(927,639)	(441,063)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	191	(9,535)	-
Other	(7,808)	1,523	2,421	(5,545)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,005,100)	126,371	44,926,507	37,017,381	26,805
NET INCREASE (DECREASE) IN NET ASSETS	(34,309,919)	14,324,525	23,356,129	46,107,098	27,160
NET ASSETS
Beginning of Year or Period	169,827,302	155,502,777	108,023,040	61,915,942	-
End of Year or Period	$135,517,383	$169,827,302	$131,379,169	$108,023,040	$27,160

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,106,480)	$(1,275,584)	$(1,679,719)	$(2,071,389)	$(6,420,876)	$(7,831,846)
Realized gain (loss) on investments	204,725	124,420	4,238,166	7,125,217	19,097,339	24,046,969
Change in net unrealized appreciation (depreciation) on investments	(11,953,289)	1,736,474	(23,385,594)	1,199,652	(95,701,893)	20,612,468
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,855,044)	585,310	(20,827,147)	6,253,480	(83,025,430)	36,827,591
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	874,652	5,310,284	1,519,868	2,953,423	4,312,696	8,315,083
Transfers between variable and fixed accounts, net	5,550,450	4,089,061	(215,729)	(2,128,950)	(3,832,426)	5,253,551
Contract benefits and terminations	(7,742,504)	(10,580,982)	(9,950,844)	(14,312,221)	(32,980,070)	(49,537,692)
Contract charges and deductions	(558,194)	(534,466)	(701,614)	(750,186)	(3,192,968)	(3,317,750)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2,707	2,331	169	(6,562)	(48,554)	(8,739)
Other	(3,530)	(1,084)	(124)	4,874	3,542	6,587
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,876,419)	(1,714,856)	(9,348,274)	(14,239,622)	(35,737,780)	(39,288,960)
NET INCREASE (DECREASE) IN NET ASSETS	(14,731,463)	(1,129,546)	(30,175,421)	(7,986,142)	(118,763,210)	(2,461,369)
NET ASSETS
Beginning of Year	88,029,123	89,158,669	131,746,697	139,732,839	498,374,746	500,836,115
End of Year	$73,297,660	$88,029,123	$101,571,276	$131,746,697	$379,611,536	$498,374,746

	Portfolio Optimization		Portfolio Optimization		Invesco Oppenheimer V.I.
	Growth Class I		Aggressive-Growth Class I		International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,345,333)	$(6,446,609)	$(1,352,095)	$(1,622,054)	$(11,321)	$(14,745)
Realized gain (loss) on investments	14,808,972	22,080,770	3,126,113	5,780,527	8,132	113,804
Change in net unrealized appreciation (depreciation) on investments	(81,594,798)	27,412,124	(20,210,350)	8,458,976	(342,707)	2,921
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,131,159)	43,046,285	(18,436,332)	12,617,449	(345,896)	101,980
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,092,082	6,913,478	551,241	798,222	28,130	239,856
Transfers between variable and fixed accounts, net	77,979	(1,509,520)	656,400	(1,056,781)	(151,133)	296,173
Contract benefits and terminations	(23,769,750)	(35,918,706)	(4,909,649)	(7,382,596)	(57,500)	(155,998)
Contract charges and deductions	(2,660,495)	(2,576,843)	(672,058)	(633,508)	(16)	(19)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(15,414)	1,172	-	-	-	-
Other	8,818	3,341	277	434	(5)	(16)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,266,780)	(33,087,078)	(4,373,789)	(8,274,229)	(180,524)	379,996
NET INCREASE (DECREASE) IN NET ASSETS	(95,397,939)	9,959,207	(22,810,121)	4,343,220	(526,420)	481,976
NET ASSETS
Beginning of Year	403,162,654	393,203,447	99,029,212	94,685,992	1,244,113	762,137
End of Year	$307,764,715	$403,162,654	$76,219,091	$99,029,212	$717,693	$1,244,113

See Notes to Financial Statements	SA-29

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Invesco V.I. Balanced-Risk		Invesco V.I. Equity and		Invesco V.I. Global
	Allocation Series II		Income Series II		Real Estate Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,220,852	$346,369	$8,659	$10,148	$24,682	$37,295
Realized gain (loss) on investments	349,051	585,071	296,705	27,842	(100,114)	(8,981)
Change in net unrealized appreciation (depreciation) on investments	(4,939,038)	599,567	(447,512)	257,865	(444,188)	427,723
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,369,135)	1,531,007	(142,148)	295,855	(519,620)	456,037
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,791,413	1,614,076	185,926	63,654	80,733	94,234
Transfers between variable and fixed accounts, net	1,519,724	53,173	(40,946)	428,092	(511,082)	478,693
Contract benefits and terminations	(1,915,558)	(1,996,191)	(126,629)	(142,146)	(376,262)	(74,907)
Contract charges and deductions	(188,389)	(170,294)	(1,458)	(1,633)	(59)	(61)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	41	(1,051)	(21)	(40)	(661)	(220)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,207,231	(500,287)	16,872	347,927	(807,331)	497,739
NET INCREASE (DECREASE) IN NET ASSETS	(2,161,904)	1,030,720	(125,276)	643,782	(1,326,951)	953,776
NET ASSETS
Beginning of Year	20,963,754	19,933,034	2,152,374	1,508,592	2,453,296	1,499,520
End of Year	$18,801,850	$20,963,754	$2,027,098	$2,152,374	$1,126,345	$2,453,296

	Invesco V.I.		Invesco V.I.	American Century
	Global Series II		Technology Series I (1)	VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(20,427)	$(25,404)	$(30)	$42,718	$(12,238)
Realized gain (loss) on investments	160,299	126,926	5,549	560,434	26,786
Change in net unrealized appreciation (depreciation) on investments	(831,382)	129,336	(6,847)	(744,623)	870,903
Net Increase (Decrease) in Net Assets Resulting from Operations	(691,510)	230,858	(1,328)	(141,471)	885,451
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	52,838	290,125	13,507	494,727	421,213
Transfers between variable and fixed accounts, net	92,637	(50,092)	-	484,652	67,323
Contract benefits and terminations	(160,769)	(108,083)	(100)	(508,131)	(491,594)
Contract charges and deductions	(98)	(62)	-	(605)	(508)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	(1)	(7)
Other	154	(23)	-	(159)	(110)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,238)	131,865	13,407	470,483	(3,683)
NET INCREASE (DECREASE) IN NET ASSETS	(706,748)	362,723	12,079	329,012	881,768
NET ASSETS
Beginning of Year or Period	2,139,474	1,776,751	-	5,029,076	4,147,308
End of Year or Period	$1,432,726	$2,139,474	$12,079	$5,358,088	$5,029,076

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	American Funds IS American		American Funds IS Asset		American Funds IS Asset
	High-Income Trust Class 4		Allocation Class 1 (1)		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$139,965	$88,867	$2,171		$662,048	($76,108)
Realized gain (loss) on investments	(167,655)	(8,252)	(4)		21,699,942	9,181,171
Change in net unrealized appreciation (depreciation) on investments	(363,101)	79,531	(3,896)		(60,994,973)	21,729,002
Net Increase (Decrease) in Net Assets Resulting from Operations	(390,791)	160,146	(1,729)		(38,632,983)	30,834,065
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	364,989	534,784	126,556		14,203,514	14,941,530
Transfers between variable and fixed accounts, net	(960,732)	1,260,908	-		(6,760,899)	696,996
Contract benefits and terminations	(367,258)	(294,120)	(90)		(18,236,091)	(21,258,480)
Contract charges and deductions	(986)	(592)	-		(1,774,483)	(1,652,548)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		634	544
Other	265	(81)	-		28,677	(1,712)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(963,722)	1,500,899	126,466		(12,538,648)	(7,273,670)
NET INCREASE (DECREASE) IN NET ASSETS	(1,354,513)	1,661,045	124,737		(51,171,631)	23,560,395
NET ASSETS
Beginning of Year or Period	3,724,858	2,063,813	-		259,202,114	235,641,719
End of Year or Period	$2,370,345	$3,724,858	$124,737		$208,030,483	$259,202,114

	American Funds IS Capital		American Funds IS		American Funds IS Capital World
	Income Builder Class 4		Capital World Bond Class 4		Growth and Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$64,274	$54,011	$(9,118)	$6,266	$26,010	$9,324
Realized gain (loss) on investments	(61,491)	3,290	(37,562)	24,967	480,330	51,133
Change in net unrealized appreciation (depreciation) on investments	(441,570)	442,786	(196,530)	(111,164)	(1,040,497)	232,170
Net Increase (Decrease) in Net Assets Resulting from Operations	(438,787)	500,087	(243,210)	(79,931)	(534,157)	292,627
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,295,941	815,128	32,610	124,615	388,824	561,907
Transfers between variable and fixed accounts, net	162,935	73,774	(19,122)	204,729	(37,921)	123,388
Contract benefits and terminations	(323,713)	(424,339)	(137,719)	(99,152)	(117,910)	(266,328)
Contract charges and deductions	(2,188)	(2,144)	(634)	(754)	(610)	(606)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(3)	-
Other	(837)	(55)	(364)	(29)	(5)	(64)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,132,138	462,364	(125,229)	229,409	232,375	418,297
NET INCREASE (DECREASE) IN NET ASSETS	693,351	962,451	(368,439)	149,478	(301,782)	710,924
NET ASSETS
Beginning of Year	4,468,501	3,506,050	1,344,382	1,194,904	2,886,057	2,175,133
End of Year	$5,161,852	$4,468,501	$975,943	$1,344,382	$2,584,275	$2,886,057

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-31

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	American Funds IS		American Funds IS		American Funds IS Global
	Global Balanced Class 4		Global Growth Class 4		Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(43,686)	$(10,327)	$(38,644)	$(61,936)	$(21,130)	$(29,094)
Realized gain (loss) on investments	(29,768)	241,366	336,749	505,089	352,285	53,197
Change in net unrealized appreciation (depreciation) on investments	(578,017)	129,559	(1,846,998)	301,812	(1,061,443)	33,720
Net Increase (Decrease) in Net Assets Resulting from Operations	(651,471)	360,598	(1,548,893)	744,965	(730,288)	57,823
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	341,353	251,358	356,457	648,582	76,289	351,124
Transfers between variable and fixed accounts, net	21,625	(817,753)	111,470	(612,074)	(209,045)	555,329
Contract benefits and terminations	(101,015)	(174,196)	(396,617)	(491,702)	(103,814)	(83,356)
Contract charges and deductions	(1,713)	(1,928)	(1,488)	(1,042)	(584)	(654)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	71	(27)	(61)	192	101	(32)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	260,321	(742,546)	69,761	(456,044)	(237,053)	822,411
NET INCREASE (DECREASE) IN NET ASSETS	(391,150)	(381,948)	(1,479,132)	288,921	(967,341)	880,234
NET ASSETS
Beginning of Year	3,984,964	4,366,912	5,939,813	5,650,892	2,559,606	1,679,372
End of Year	$3,593,814	$3,984,964	$4,460,681	$5,939,813	$1,592,265	$2,559,606

	American Funds IS	American Funds IS		American Funds IS
	Growth Class 1 (1)	Growth Class 4		Growth-Income Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$198	$(364,246)	$(412,310)	$213
Realized gain (loss) on investments	(1)	2,486,436	4,576,239	(6)
Change in net unrealized appreciation (depreciation) on investments	(2,571)	(13,979,936)	1,219,710	(1,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,374)	(11,857,746)	5,383,639	(834)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	66,063	3,036,023	3,679,555	19,636
Transfers between variable and fixed accounts, net	-	1,389,047	2,358,481	80
Contract benefits and terminations	(2)	(2,183,575)	(3,345,374)	(47)
Contract charges and deductions	-	(15,434)	(15,826)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(1)	-	-
Other	(795)	8,283	20,149	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	65,266	2,234,343	2,696,985	19,668
NET INCREASE (DECREASE) IN NET ASSETS	62,892	(9,623,403)	8,080,624	18,834
NET ASSETS
Beginning of Year or Period	-	37,277,031	29,196,407	-
End of Year or Period	$62,892	$27,653,628	$37,277,031	$18,834

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-32

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	American Funds IS		American Funds IS		American Funds IS International
	Growth-Income Class 4		International Class 4		Growth and Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(34,633)	$(68,101)	$15,574	$42,383	$26,229	$30,179
Realized gain (loss) on investments	1,380,736	371,710	343,080	(24,056)	755,478	14,884
Change in net unrealized appreciation (depreciation) on investments	(4,644,359)	3,008,345	(1,152,370)	(143,988)	(1,133,836)	33,901
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,298,256)	3,311,954	(793,716)	(125,661)	(352,129)	78,964
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,516,346	1,782,907	96,616	304,421	12,631	72,753
Transfers between variable and fixed accounts, net	(265,193)	(696,143)	244,468	400,269	65,916	79,492
Contract benefits and terminations	(1,610,959)	(2,000,411)	(210,838)	(497,910)	(81,463)	(239,202)
Contract charges and deductions	(9,795)	(10,186)	(1,289)	(1,537)	(230)	(322)
Adjustments to net assets allocated to contracts in payout (annuitization) period	204	177	-	-	-	-
Other	(7,448)	16,850	(469)	8,776	33	(600)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	623,155	(906,806)	128,488	214,019	(3,113)	(87,879)
NET INCREASE (DECREASE) IN NET ASSETS	(2,675,101)	2,405,148	(665,228)	88,358	(355,242)	(8,915)
NET ASSETS
Beginning of Year	17,877,271	15,472,123	3,615,169	3,526,811	2,095,505	2,104,420
End of Year	$15,202,170	$17,877,271	$2,949,941	$3,615,169	$1,740,263	$2,095,505

	American Funds IS Managed Risk		American Funds IS		American Funds IS The Bond
	Asset Allocation Class P2		New World Fund Class 4		Fund of America Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$131,907	$4,728	$(1,860)	$(20,857)	$1,567
Realized gain (loss) on investments	425,624	52,040	136,632	113,949	(4)
Change in net unrealized appreciation (depreciation) on investments	(3,181,249)	1,662,402	(1,009,509)	3,726	(3,054)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,623,718)	1,719,170	(874,737)	96,818	(1,491)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	686,682	1,457,344	229,185	387,061	80,790
Transfers between variable and fixed accounts, net	(259,669)	814,759	(100,946)	733,208	280
Contract benefits and terminations	(1,491,759)	(1,887,507)	(152,817)	(455,222)	(38)
Contract charges and deductions	(115,927)	(105,842)	(961)	(961)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	153	490	(453)	(216)	183
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,180,520)	279,244	(25,992)	663,870	81,215
NET INCREASE (DECREASE) IN NET ASSETS	(3,804,238)	1,998,414	(900,729)	760,688	79,724
NET ASSETS
Beginning of Year or Period	17,734,168	15,735,754	3,871,527	3,110,839	-
End of Year or Period	$13,929,930	$17,734,168	$2,970,798	$3,871,527	$79,724

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-33

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	American Funds IS The Bond		American Funds IS U.S. Government		American Funds IS Washington
	Fund of America Class 4		Securities Class 4		Mutual Investors Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$104,175	$4,702	$63,104	$(17,541)	$54,969	$11,110
Realized gain (loss) on investments	(63,909)	183,310	(348,988)	249,143	1,970,551	3,928
Change in net unrealized appreciation (depreciation) on investments	(891,918)	(302,291)	(180,630)	(363,419)	(3,103,907)	2,011,197
Net Increase (Decrease) in Net Assets Resulting from Operations	(851,652)	(114,279)	(466,514)	(131,817)	(1,078,387)	2,026,235
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,124,493	354,220	142,187	146,086	1,671,503	1,044,273
Transfers between variable and fixed accounts, net	433,416	479,545	(530,695)	(1,476,661)	834,506	1,906,625
Contract benefits and terminations	(538,160)	(983,333)	(412,250)	(681,361)	(773,412)	(876,600)
Contract charges and deductions	(2,742)	(2,622)	(437)	(413)	(2,108)	(1,576)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(1)	-
Other	(193)	43	(384)	86	(431)	(1,228)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,016,814	(152,147)	(801,579)	(2,012,263)	1,730,057	2,071,494
NET INCREASE (DECREASE) IN NET ASSETS	165,162	(266,426)	(1,268,093)	(2,144,080)	651,670	4,097,729
NET ASSETS
Beginning of Year	5,730,081	5,996,507	3,932,121	6,076,201	10,990,621	6,892,892
End of Year	$5,895,243	$5,730,081	$2,664,028	$3,932,121	$11,642,291	$10,990,621

	BlackRock 60/40 Target		BlackRock Capital Appreciation		BlackRock Global Allocation
	Allocation ETF V.I. Class I		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$177,787	$112,019	$(3,876)	$(4,819)	$(1,305,755)	$(620,329)
Realized gain (loss) on investments	(116,584)	991,249	11,150	124,224	(586,634)	20,485,467
Change in net unrealized appreciation (depreciation) on investments	(2,658,519)	119,301	(217,993)	(12,769)	(18,386,056)	(13,713,185)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,597,316)	1,222,569	(210,719)	106,636	(20,278,445)	6,151,953
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,056,140	3,008,421	125,367	77,731	2,919,950	7,015,965
Transfers between variable and fixed accounts, net	370,564	1,281,112	63,703	(42,241)	12,949	195,069
Contract benefits and terminations	(309,355)	(553,557)	(28,611)	(132,615)	(11,111,012)	(15,511,254)
Contract charges and deductions	(1,235)	(269)	(3,714)	(4,118)	(905,835)	(934,556)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	783	(10,125)
Other	4,788	(170)	(4)	(617)	(1,636)	4,337
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,120,902	3,735,537	156,741	(101,860)	(9,084,801)	(9,240,564)
NET INCREASE (DECREASE) IN NET ASSETS	2,523,586	4,958,106	(53,978)	4,776	(29,363,246)	(3,088,611)
NET ASSETS
Beginning of Year	14,444,158	9,486,052	522,573	517,797	120,483,066	123,571,677
End of Year	$16,967,744	$14,444,158	$468,595	$522,573	$91,119,820	$120,483,066

See Notes to Financial Statements	SA-34

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2022	2021

	BlackRock S&P 500 Index		BlackRock Small Cap Index	Delaware Ivy VIP
	V.I. Class I (1)		V.I. Class I (1)	Asset Strategy Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$842		$331	$9,597	$7,227
Realized gain (loss) on investments	2,402		254	71,244	108,199
Change in net unrealized appreciation (depreciation) on investments	(2,490)		(301)	(265,279)	(53,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	754		284	(184,438)	61,992
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	56,094		28,047	425,948	479,152
Transfers between variable and fixed accounts, net	-		-	149,788	9,748
Contract benefits and terminations	(284)		(142)	(24,497)	(20,330)
Contract charges and deductions	-		-	(9,220)	(1,123)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-
Other	(3)		1	(91)	(108)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	55,807		27,906	541,928	467,339
NET INCREASE (DECREASE) IN NET ASSETS	56,561		28,190	357,490	529,331
NET ASSETS
Beginning of Year or Period	-		-	1,153,117	623,786
End of Year or Period	$56,561		$28,190	$1,510,607	$1,153,117

	Delaware Ivy VIP		DFA VA US Large Value	Fidelity VIP Contrafund
	Energy Class II		Institutional Class (1)	Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$61,649	$4,705	$980	$(353,423)	$(481,338)
Realized gain (loss) on investments	73,860	(181,319)	538	875,483	5,009,843
Change in net unrealized appreciation (depreciation) on investments	1,048,632	653,503	(2,252)	(12,814,513)	4,310,965
Net Increase (Decrease) in Net Assets Resulting from Operations	1,184,141	476,889	(734)	(12,292,453)	8,839,470
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	391,475	199,619	66,063	2,207,676	5,351,406
Transfers between variable and fixed accounts, net	663,528	415,137	-	2,853,495	1,272,688
Contract benefits and terminations	(513,288)	(225,228)	(2)	(3,011,979)	(4,739,536)
Contract charges and deductions	(253)	(99)	-	(4,326)	(4,728)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(9)
Other	2,285	(135)	(548)	5,153	(3,043)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	543,747	389,294	65,513	2,050,019	1,876,778
NET INCREASE (DECREASE) IN NET ASSETS	1,727,888	866,183	64,779	(10,242,434)	10,716,248
NET ASSETS
Beginning of Year or Period	1,926,730	1,060,547	-	44,036,527	33,320,279
End of Year or Period	$3,654,618	$1,926,730	$64,779	$33,794,093	$44,036,527

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-35

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Fidelity VIP FundsManager 60%		Fidelity VIP Government		Fidelity VIP Strategic Income
	Service Class 2		Money Market Service Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$173,499	$(124,046)	$19,062	$(324,118)	$127,051	$90,027
Realized gain (loss) on investments	5,499,901	619,945	-	-	(183,848)	114,792
Change in net unrealized appreciation (depreciation) on investments	(12,841,835)	3,484,047	18	-	(863,491)	(56,884)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,168,435)	3,979,946	19,080	(324,118)	(920,288)	147,935
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,040,074	5,508,202	2,231,071	2,832,518	640,372	713,151
Transfers between variable and fixed accounts, net	863,786	1,789,462	19,739,895	(7,249,581)	(984,841)	1,718,409
Contract benefits and terminations	(2,728,329)	(3,392,810)	(14,542,229)	(9,502,699)	(702,327)	(964,926)
Contract charges and deductions	(375,936)	(321,957)	(9,688)	(10,038)	(1,006)	(1,029)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	719	548	-	-
Other	2,964	(98)	(381)	841	(149)	320
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,802,559	3,582,799	7,419,387	(13,928,411)	(1,047,951)	1,465,925
NET INCREASE (DECREASE) IN NET ASSETS	(4,365,876)	7,562,745	7,438,467	(14,252,529)	(1,968,239)	1,613,860
NET ASSETS
Beginning of Year	42,854,738	35,291,993	18,771,461	33,023,990	7,729,030	6,115,170
End of Year	$38,488,862	$42,854,738	$26,209,928	$18,771,461	$5,760,791	$7,729,030

	First Trust Dorsey Wright		First Trust		First Trust/Dow Jones
	Tactical Core Class I		Multi Income Allocation Class I		Dividend & Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,460	$(23,575)	$20,561	$9,414	$64,115	$(192,406)
Realized gain (loss) on investments	252,499	75,916	2,543	12,968	5,646,227	438,462
Change in net unrealized appreciation (depreciation) on investments	(704,777)	227,032	(139,437)	68,598	(13,314,542)	5,201,218
Net Increase (Decrease) in Net Assets Resulting from Operations	(446,818)	279,373	(116,333)	90,980	(7,604,200)	5,447,274
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	64,940	52,991	186,653	107,049	4,731,144	4,082,667
Transfers between variable and fixed accounts, net	(484,228)	523,129	548,067	194,319	(473,257)	2,047,478
Contract benefits and terminations	(90,988)	(84,036)	(129,539)	(146,457)	(3,502,478)	(4,617,905)
Contract charges and deductions	(39)	(51)	(28)	(18)	(449,552)	(408,791)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	3,616	(43)	33	(18)	1,636	93
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(506,699)	491,990	605,186	154,875	307,493	1,103,542
NET INCREASE (DECREASE) IN NET ASSETS	(953,517)	771,363	488,853	245,855	(7,296,707)	6,550,816
NET ASSETS
Beginning of Year	2,800,341	2,028,978	1,017,541	771,686	56,180,043	49,629,227
End of Year	$1,846,824	$2,800,341	$1,506,394	$1,017,541	$48,883,336	$56,180,043

See Notes to Financial Statements	SA-36

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Franklin		Franklin		Franklin Income
	Allocation VIP Class 2		Allocation VIP Class 4		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$912	$1,213	$14,883	$24,716	$409,416	$366,780
Realized gain (loss) on investments	9,753	(796)	692,316	(240,176)	69,622	331
Change in net unrealized appreciation (depreciation) on investments	(39,789)	15,378	(3,122,278)	1,492,734	(1,311,726)	1,135,036
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,124)	15,795	(2,415,079)	1,277,274	(832,688)	1,502,147
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,208	10,122	791,268	1,069,227	390,971	258,976
Transfers between variable and fixed accounts, net	646	473	(216,063)	417,494	1,311,919	670,388
Contract benefits and terminations	(8,776)	(1,229)	(719,056)	(1,311,779)	(792,685)	(1,095,397)
Contract charges and deductions	(948)	(876)	(99,478)	(93,663)	(685)	(965)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	1	(2)	(276)	(721)	(192)	(56)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	11,131	8,488	(243,605)	80,558	909,328	(167,054)
NET INCREASE (DECREASE) IN NET ASSETS	(17,993)	24,283	(2,658,684)	1,357,832	76,640	1,335,093
NET ASSETS
Beginning of Year	173,825	149,542	14,177,915	12,820,083	11,293,268	9,958,175
End of Year	$155,832	$173,825	$11,519,231	$14,177,915	$11,369,908	$11,293,268

	Franklin Mutual Global		Franklin Rising	Franklin Rising
	Discovery VIP Class 2		Dividends VIP Class 1 (1)	Dividends VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,437	$72,824	$(22)	$(54,349)	$(54,341)
Realized gain (loss) on investments	289,392	(39,001)	3	1,612,162	627,173
Change in net unrealized appreciation (depreciation) on investments	(625,924)	830,224	(166)	(3,235,917)	2,385,223
Net Increase (Decrease) in Net Assets Resulting from Operations	(329,095)	864,047	(185)	(1,678,104)	2,958,055
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	236,227	57,962	14,727	579,191	1,301,288
Transfers between variable and fixed accounts, net	(65,403)	(427,256)	(360)	525,107	(57,273)
Contract benefits and terminations	(507,373)	(791,642)	(36)	(1,347,195)	(2,645,553)
Contract charges and deductions	(11,684)	(12,326)	-	(2,401)	(2,497)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(5)	-	(1)	-
Other	(21)	245	-	734	5,133
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(348,254)	(1,173,022)	14,331	(244,565)	(1,398,902)
NET INCREASE (DECREASE) IN NET ASSETS	(677,349)	(308,975)	14,146	(1,922,669)	1,559,153
NET ASSETS
Beginning of Year or Period	4,924,319	5,233,294	-	14,450,250	12,891,097
End of Year or Period	$4,246,970	$4,924,319	$14,146	$12,527,581	$14,450,250

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-37

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Templeton		Janus Henderson		Janus Henderson
	Global Bond VIP Class 2		Balanced Service Shares		Flexible Bond Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(59,109)	$(74,493)	$(566,677)	$(2,271,507)	$18,867	$19,793
Realized gain (loss) on investments	(399,347)	(303,325)	7,185,452	2,785,125	(63,882)	62,082
Change in net unrealized appreciation (depreciation) on investments	107,226	(11,408)	(89,997,626)	57,124,108	(426,052)	(138,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	(351,230)	(389,226)	(83,378,851)	57,637,726	(471,067)	(56,421)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	183,673	129,681	52,754,268	71,478,275	42,526	212,678
Transfers between variable and fixed accounts, net	(358,617)	648,271	11,205,993	17,376,606	14,848	1,394,848
Contract benefits and terminations	(804,018)	(1,175,078)	(26,412,142)	(30,488,229)	(460,358)	(905,321)
Contract charges and deductions	(3,720)	(3,967)	(3,412,667)	(2,548,365)	(190)	(556)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(792)	146	29,672	(10,293)	21	(112)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(983,474)	(400,947)	34,165,124	55,807,994	(403,153)	701,537
NET INCREASE (DECREASE) IN NET ASSETS	(1,334,704)	(790,173)	(49,213,727)	113,445,720	(874,220)	645,116
NET ASSETS
Beginning of Year	5,510,416	6,300,589	458,561,186	345,115,466	3,244,916	2,599,800
End of Year	$4,175,712	$5,510,416	$409,347,459	$458,561,186	$2,370,696	$3,244,916

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		ClearBridge Variable
	Global Allocation Class 2		Income Builder Class 2		Aggressive Growth - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$17	$(3,817)	$22,729	$14,158	$(11,030)	$(13,548)
Realized gain (loss) on investments	5,104	22,562	23,426	7,638	(162,208)	382,830
Change in net unrealized appreciation (depreciation) on investments	(110,379)	19,841	(200,017)	51,925	(151,650)	(322,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	(105,258)	38,586	(153,862)	73,721	(324,888)	46,481
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	32,548	18,309	580	87,881	132,731	122,840
Transfers between variable and fixed accounts, net	(58,196)	170,298	(3,890)	(1,497)	(374,768)	545,193
Contract benefits and terminations	(30,168)	(136,317)	(62,580)	(174,663)	(44,054)	(36,549)
Contract charges and deductions	(46)	(39)	(65)	(67)	(15)	(28)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(11)	2	12	(3)	(40)	(83)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(55,873)	52,253	(65,943)	(88,349)	(286,146)	631,373
NET INCREASE (DECREASE) IN NET ASSETS	(161,131)	90,839	(219,805)	(14,628)	(611,034)	677,854
NET ASSETS
Beginning of Year	546,773	455,934	1,167,529	1,182,157	1,385,391	707,537
End of Year	$385,642	$546,773	$947,724	$1,167,529	$774,357	$1,385,391

See Notes to Financial Statements	SA-38

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Lord Abbett		Lord Abbett		MFS Massachusetts Investors
	Bond Debenture Class VC		Total Return Class VC		Growth Stock - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$145,034	$119,178	$132,922	$60,611	$(4,839)	$(5,517)
Realized gain (loss) on investments	(241,158)	99,860	(118,840)	33,983	75,870	114,356
Change in net unrealized appreciation (depreciation) on investments	(758,581)	(107,270)	(1,021,436)	(190,191)	(215,713)	49,646
Net Increase (Decrease) in Net Assets Resulting from Operations	(854,705)	111,768	(1,007,354)	(95,597)	(144,682)	158,485
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	389,794	849,693	84,093	245,492	5,239	10,704
Transfers between variable and fixed accounts, net	(515,227)	1,094,832	200,567	1,113,864	27,643	(58,643)
Contract benefits and terminations	(1,016,764)	(848,626)	(780,821)	(994,825)	(67,220)	(50,160)
Contract charges and deductions	(1,628)	(1,021)	(15,104)	(18,250)	(2,689)	(3,742)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(373)	(126)	43	(146)	(54)	(15)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,144,198)	1,094,752	(511,222)	346,135	(37,081)	(101,856)
NET INCREASE (DECREASE) IN NET ASSETS	(1,998,903)	1,206,520	(1,518,576)	250,538	(181,763)	56,629
NET ASSETS
Beginning of Year	6,380,824	5,174,304	7,001,997	6,751,459	735,319	678,690
End of Year	$4,381,921	$6,380,824	$5,483,421	$7,001,997	$553,556	$735,319

	MFS Total Return Series -		MFS Utilities Series -		MFS Value Series -
	Service Class		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$100,958	$151,193	$47,896	$9,916	$2,942	$3,687
Realized gain (loss) on investments	2,841,245	1,816,850	184,218	170,953	68,186	61,194
Change in net unrealized appreciation (depreciation) on investments	(7,297,060)	2,294,448	(241,606)	331,853	(142,912)	165,606
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,354,857)	4,262,491	(9,492)	512,722	(71,784)	230,487
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,097,535	3,733,898	339,034	448,347	16,131	26,867
Transfers between variable and fixed accounts, net	1,529,844	813,604	564,166	(87,414)	(59,665)	(67,800)
Contract benefits and terminations	(2,746,530)	(3,408,413)	(708,392)	(439,174)	(70,598)	(171,130)
Contract charges and deductions	(290,790)	(244,158)	(519)	(332)	(6,434)	(6,948)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1)	-	-	-
Other	606	(237)	(348)	(54)	(48)	(28)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,590,665	894,694	193,940	(78,627)	(120,614)	(219,039)
NET INCREASE (DECREASE) IN NET ASSETS	(1,764,192)	5,157,185	184,448	434,095	(192,398)	11,448
NET ASSETS
Beginning of Year	39,058,927	33,901,742	4,742,961	4,308,866	1,032,660	1,021,212
End of Year	$37,294,735	$39,058,927	$4,927,409	$4,742,961	$840,262	$1,032,660

See Notes to Financial Statements	SA-39

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Neuberger Berman U.S. Equity Index		PIMCO All Asset -		PIMCO CommodityRealReturn
	PutWrite Strategy Class S		Advisor Class		Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,347)	$(1,351)	$14,345	$16,558	$357,166	$19,262
Realized gain (loss) on investments	15,905	23,566	17,462	(1,745)	(138,736)	(448)
Change in net unrealized appreciation (depreciation) on investments	(28,268)	343	(64,428)	5,367	(164,936)	121,361
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,710)	22,558	(32,621)	20,180	53,494	140,175
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	26,336	24,746	5,000	25,252	177,810	131,894
Transfers between variable and fixed accounts, net	10,853	(1,364)	21,569	63,345	610,420	256,701
Contract benefits and terminations	(396)	(107,689)	(657)	(18)	(210,804)	(20,372)
Contract charges and deductions	(3)	(3)	(37)	(192)	(83)	(31)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	1	(7)	(5)	954	(198)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	36,790	(84,309)	25,868	88,382	578,297	367,994
NET INCREASE (DECREASE) IN NET ASSETS	23,080	(61,751)	(6,753)	108,562	631,791	508,169
NET ASSETS
Beginning of Year	107,066	168,817	232,539	123,977	912,209	404,040
End of Year	$130,146	$107,066	$225,786	$232,539	$1,544,000	$912,209

	PIMCO Income -		PIMCO Total Return -
	Advisor Class		Institutional Class (1)	Schwab VIT Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$47,698	$15,954	$179	$33,915	$36,694
Realized gain (loss) on investments	(66,310)	(1,289)	-	97,636	5,714
Change in net unrealized appreciation (depreciation) on investments	(143,927)	(10,162)	(829)	(832,622)	316,213
Net Increase (Decrease) in Net Assets Resulting from Operations	(162,539)	4,503	(650)	(701,071)	358,621
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	80,563	414,561	66,063	553,502	-
Transfers between variable and fixed accounts, net	650,195	717,184	-	210,776	11,341
Contract benefits and terminations	(107,760)	(130,101)	(2)	(1,003,904)	(247,026)
Contract charges and deductions	(66)	(5)	-	(27,386)	(27,762)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	41	(56)	154	944	16
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	622,973	1,001,583	66,215	(266,068)	(263,431)
NET INCREASE (DECREASE) IN NET ASSETS	460,434	1,006,086	65,565	(967,139)	95,190
NET ASSETS
Beginning of Year or Period	1,381,349	375,263	-	5,032,331	4,937,141
End of Year or Period	$1,841,783	$1,381,349	$65,565	$4,065,192	$5,032,331

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-40

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	Schwab VIT				State Street
	Balanced with Growth		Schwab VIT Growth		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$80,577	$65,513	$43,952	$33,781	$(142,985)	$95,190
Realized gain (loss) on investments	106,706	183,265	105,673	367,551	(66,116)	2,451,397
Change in net unrealized appreciation (depreciation) on investments	(1,674,870)	656,026	(938,744)	223,228	(3,003,730)	(557,593)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,487,587)	904,804	(789,119)	624,560	(3,212,831)	1,988,994
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	658,657	60,000	-	-	633,992	194,921
Transfers between variable and fixed accounts, net	(183,332)	(3,082)	(27,444)	(8,259)	73,867	274,679
Contract benefits and terminations	(398,903)	(933,818)	(199,213)	(540,523)	(1,371,860)	(1,527,073)
Contract charges and deductions	(56,055)	(49,348)	(34,220)	(32,954)	(169,278)	(170,083)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(91)	(428)	(5)	11	(374)	(514)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	20,276	(926,676)	(260,882)	(581,725)	(833,653)	(1,228,070)
NET INCREASE (DECREASE) IN NET ASSETS	(1,467,311)	(21,872)	(1,050,001)	42,835	(4,046,484)	760,924
NET ASSETS
Beginning of Year	8,718,882	8,740,754	4,686,910	4,644,075	18,323,032	17,562,108
End of Year	$7,251,571	$8,718,882	$3,636,909	$4,686,910	$14,276,548	$18,323,032

	T. Rowe Price	VanEck VIP		Vanguard VIF
	Health Sciences - I (1)	Global Resources Class S		Balanced (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(30)	$1,349	$(15,215)	$(3,026)
Realized gain (loss) on investments	227	47,390	5,543	(73,374)
Change in net unrealized appreciation (depreciation) on investments	414	96,324	197,268	(22,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	611	145,063	187,596	(98,603)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,507	198,664	58,914	2,272,845
Transfers between variable and fixed accounts, net	-	214,344	584,896	(722,406)
Contract benefits and terminations	(105)	(325,039)	(179,364)	(6,020)
Contract charges and deductions	-	(368)	(429)	(2,089)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(1,098)	-	-
Other	(1)	1,209	(80)	(18)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	13,401	87,712	463,937	1,542,312
NET INCREASE (DECREASE) IN NET ASSETS	14,012	232,775	651,533	1,443,709
NET ASSETS
Beginning of Year or Period	-	1,643,060	991,527	-
End of Year or Period	$14,012	$1,875,835	$1,643,060	$1,443,709

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-41

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2022	2022	2022
	Vanguard VIF	Vanguard VIF	Vanguard VIF Total
	Conservative Allocation (1)	Real Estate Index (1)	International Stock Market Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(988)	$(28)	$(34)
Realized gain (loss) on investments	(17)	(6)	21
Change in net unrealized appreciation (depreciation) on investments	31,025	(1,204)	3,621
Net Increase (Decrease) in Net Assets Resulting from Operations	30,020	(1,238)	3,608
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	126,556	13,507	28,047
Transfers between variable and fixed accounts, net	721,477	-	-
Contract benefits and terminations	(1,786)	(97)	(158)
Contract charges and deductions	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-
Other	(14)	(1)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	846,233	13,409	27,889
NET INCREASE (DECREASE) IN NET ASSETS	876,253	12,171	31,497
NET ASSETS
Beginning of Period	-	-	-
End of Period	$876,253	$12,171	$31,497

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Core Income Class I
2022	$9.80	$10.79	136,017	$1,380,430	0.00%	0.30%	1.70%	(13.88)%	(12.66)%
2021	11.38	12.35	118,199	1,386,621	0.00%	0.30%	1.85%	(2.07)%	(0.69)%
2020	11.62	12.44	112,957	1,346,669	0.00%	0.30%	1.70%	7.73%	9.03%
2019	10.79	11.32	84,473	927,796	0.00%	0.30%	1.70%	9.06%	10.37%
2018	9.89	10.30	65,415	664,366	0.00%	0.30%	1.70%	(3.60)%	(2.43)%
Diversified Bond Class I
2022	$9.87	$15.43	843,024	$9,149,061	0.00%	0.30%	1.85%	(20.11)%	(18.86)%
2021	12.34	19.04	950,178	12,766,711	0.00%	0.30%	1.85%	(3.73)%	(2.22)%
2020	12.70	19.49	854,822	11,889,597	0.00%	0.30%	1.85%	8.33%	10.02%
2019	11.72	17.73	709,361	9,113,387	0.00%	0.30%	1.85%	10.93%	12.66%
2018	10.54	15.75	697,874	8,213,416	0.00%	0.30%	1.85%	(3.18)%	(1.65)%
Floating Rate Income Class I
2022	$11.24	$13.06	824,960	$9,839,259	0.00%	0.30%	1.95%	(3.44)%	(1.84)%
2021	11.64	13.32	779,138	9,548,568	0.00%	0.30%	1.95%	2.60%	4.31%
2020	11.35	12.78	784,878	9,318,954	0.00%	0.30%	1.95%	2.69%	4.39%
2019	11.05	12.25	955,570	10,976,299	0.00%	0.30%	1.95%	6.18%	7.78%
2018	10.45	11.38	360,146	3,888,142	0.00%	0.30%	1.85%	(1.82)%	(0.43)%
High Yield Bond Class I
2022	$11.28	$27.79	477,685	$6,565,913	0.00%	0.30%	1.85%	(11.99)%	(10.62)%
2021	12.81	31.12	499,918	7,937,244	0.00%	0.30%	1.85%	3.49%	5.10%
2020	12.37	29.64	482,726	7,435,655	0.00%	0.30%	1.85%	3.81%	5.43%
2019	11.91	28.14	491,134	7,253,178	0.00%	0.30%	1.85%	11.89%	13.64%
2018	10.51	24.79	487,744	6,568,609	0.00%	0.30%	1.85%	(5.05)%	(3.66)%
Inflation Managed Class I
2022	$9.09	$23.87	762,919	$8,847,430	0.00%	0.30%	1.85%	(13.48)%	(12.14)%
2021	10.50	27.47	642,308	8,876,406	0.00%	0.30%	1.85%	3.75%	5.37%
2020	10.12	26.35	543,426	7,446,951	0.00%	0.30%	1.85%	9.38%	11.09%
2019	9.24	23.99	553,542	7,016,755	0.00%	0.30%	1.85%	6.65%	8.32%
2018	8.66	22.39	586,240	7,045,475	0.00%	0.30%	1.95%	(3.96)%	(2.55)%
Intermediate Bond Class I (5)
04/18/2022 - 12/31/2022	$8.53	$8.64	30,595	$262,492	0.00%	0.30%	1.65%	(5.88)%	(5.58)%
Managed Bond Class I
2022	$9.16	$23.89	828,645	$9,682,214	0.00%	0.30%	1.85%	(15.59)%	(14.28)%
2021	10.84	28.18	1,028,819	14,093,600	0.00%	0.30%	1.85%	(2.94)%	(1.43)%
2020	11.07	28.90	1,094,711	15,600,215	0.00%	0.30%	1.85%	6.35%	8.02%
2019	10.40	27.05	1,122,637	15,081,298	0.00%	0.30%	1.85%	6.50%	8.17%
2018	9.81	25.29	1,187,503	15,140,718	0.00%	0.30%	1.95%	(2.43)%	(1.00)%
Short Duration Bond Class I
2022	$9.04	$12.58	1,303,034	$12,741,093	0.00%	0.30%	1.95%	(6.42)%	(4.86)%
2021	9.66	13.23	1,366,721	14,182,613	0.00%	0.30%	1.95%	(2.37)%	(0.75)%
2020	9.90	13.35	1,277,391	13,459,645	0.00%	0.30%	1.95%	1.73%	3.42%
2019	9.73	12.92	1,313,292	13,421,340	0.00%	0.30%	1.95%	2.21%	3.91%
2018	9.52	12.44	1,004,803	10,024,575	0.00%	0.30%	1.95%	(0.83)%	0.73%
Emerging Markets Debt Class I
2022	$8.59	$10.25	157,801	$1,484,596	0.00%	0.30%	1.95%	(11.02)%	(9.54)%
2021	9.63	11.33	189,700	1,997,177	0.00%	0.30%	1.95%	(7.94)%	(6.40)%
2020	10.44	12.10	180,789	2,047,971	0.00%	0.30%	1.95%	(0.21)%	0.64%
2019	10.36	12.31	172,215	1,892,055	0.00%	0.75%	1.95%	7.40%	8.70%
2018	9.80	11.32	142,320	1,458,698	0.00%	0.75%	1.95%	(7.29)%	(6.16)%
Dividend Growth Class I
2022	$19.34	$41.20	1,058,817	$28,435,757	0.00%	0.30%	1.85%	(12.13)%	(10.76)%
2021	21.71	46.21	925,565	28,125,485	0.00%	0.30%	1.85%	23.49%	25.42%
2020	17.34	36.88	875,693	21,554,135	0.00%	0.30%	1.85%	11.36%	13.10%
2019	15.37	32.64	887,848	19,734,773	0.00%	0.30%	1.85%	28.24%	30.25%
2018	11.82	25.09	751,574	13,104,496	0.00%	0.30%	1.95%	(3.10)%	(1.68)%
Equity Index Class I
2022	$18.65	$65.04	5,062,369	$130,003,246	0.00%	0.30%	1.95%	(19.89)%	(18.55)%
2021	22.94	80.74	4,918,573	157,072,054	0.00%	0.30%	1.95%	25.89%	27.99%
2020	17.96	63.79	4,618,605	117,294,135	0.00%	0.30%	1.95%	15.83%	17.76%
2019	15.28	54.77	4,506,520	98,603,385	0.00%	0.30%	1.95%	28.57%	30.70%
2018	11.72	42.36	4,671,197	79,353,834	0.00%	0.30%	1.95%	(6.58)%	(5.11)%

See Notes to Financial Statements	SA-43	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Focused Growth Class I
2022	$19.99	$51.54	359,360	$10,550,365	0.00%	0.30%	1.95%	(35.08)%	(34.00)%
2021	30.35	79.14	385,041	17,365,436	0.00%	0.30%	1.95%	17.47%	19.43%
2020	25.47	67.17	394,425	15,102,007	0.00%	0.30%	1.95%	35.62%	37.88%
2019	18.51	49.38	348,255	10,046,830	0.00%	0.30%	1.95%	32.85%	35.06%
2018	13.73	37.06	381,528	8,333,146	0.00%	0.30%	1.95%	2.95%	3.99%
Growth Class I
2022	$20.52	$74.31	343,826	$9,695,403	0.00%	0.30%	1.85%	(32.47)%	(31.42)%
2021	29.98	109.55	334,741	13,897,672	0.00%	0.30%	1.85%	21.16%	23.05%
2020	24.41	90.01	324,355	11,090,651	0.00%	0.30%	1.85%	29.15%	31.17%
2019	18.65	69.38	362,437	9,562,350	0.00%	0.30%	1.85%	35.60%	37.72%
2018	13.57	50.93	296,936	5,766,650	0.00%	0.30%	1.95%	0.52%	1.89%
Hedged Equity Class I
2022	$9.42	$9.66	2,037,766	$19,383,117	0.00%	0.30%	1.85%	(9.22)%	(8.22)%
05/26/2021 - 12/31/2021	10.45	10.53	556,230	5,819,984	0.00%	0.30%	1.40%	3.91%	3.91%
Large-Cap Core Class I
2022	$16.37	$47.51	254,575	$6,198,639	0.00%	0.40%	1.85%	(22.07)%	(20.93)%
2021	20.72	60.69	264,278	8,192,654	0.00%	0.40%	1.85%	25.42%	27.25%
2020	16.30	48.17	290,641	7,152,440	0.00%	0.40%	1.85%	11.85%	13.48%
2019	14.38	42.88	289,627	6,384,950	0.00%	0.40%	1.85%	29.71%	31.60%
2018	10.93	32.91	289,422	4,953,819	0.00%	0.40%	1.85%	(9.44)%	(8.11)%
Large-Cap Growth Class I
2022	$18.38	$31.58	397,294	$9,518,997	0.00%	0.30%	1.85%	(39.04)%	(38.09)%
2021	29.75	51.24	415,540	16,226,435	0.00%	0.30%	1.85%	18.07%	19.91%
2020	24.86	42.92	502,142	16,886,712	0.00%	0.30%	1.85%	35.81%	37.93%
2019	18.17	30.22	395,640	9,673,246	0.00%	0.30%	1.85%	29.92%	31.95%
2018	13.71	23.20	448,893	8,427,029	0.00%	0.30%	1.85%	0.01%	1.48%
Large-Cap Value Class I
2022	$16.28	$36.19	424,028	$9,203,853	0.00%	0.30%	1.85%	(8.34)%	(6.91)%
2021	17.53	38.91	405,244	9,548,572	0.00%	0.30%	1.85%	23.81%	25.74%
2020	13.97	30.98	389,187	7,507,171	0.00%	0.30%	1.85%	3.93%	5.55%
2019	13.34	29.38	352,323	6,609,054	0.00%	0.30%	1.85%	26.11%	28.08%
2018	10.37	23.93	337,585	5,035,426	0.00%	0.30%	1.85%	(11.02)%	(9.71)%
Mid-Cap Equity Class I
2022	$16.52	$54.70	282,187	$6,832,953	0.00%	0.30%	1.85%	(18.77)%	(17.50)%
2021	20.07	67.03	260,678	7,842,888	0.00%	0.30%	1.85%	14.27%	16.05%
2020	17.33	58.40	238,983	6,349,578	0.00%	0.30%	1.85%	25.18%	27.13%
2019	13.65	46.45	272,595	5,742,899	0.00%	0.30%	1.85%	18.63%	20.48%
2018	11.36	38.98	259,053	4,593,737	0.00%	0.30%	1.95%	(11.38)%	(9.99)%
Mid-Cap Growth Class I
2022	$20.98	$36.70	442,760	$11,524,789	0.00%	0.30%	1.85%	(31.99)%	(30.93)%
2021	30.44	53.38	451,793	17,238,136	0.00%	0.30%	1.85%	14.53%	16.32%
2020	26.22	46.10	451,462	15,057,702	0.00%	0.30%	1.85%	47.39%	49.69%
2019	17.55	30.93	446,944	10,075,956	0.00%	0.30%	1.85%	35.91%	38.04%
2018	12.74	22.72	481,494	8,020,409	0.00%	0.30%	1.85%	(1.68)%	(0.24)%
Mid-Cap Value Class I
2022	$15.81	$42.68	234,963	$5,312,416	0.00%	0.30%	1.85%	(8.96)%	(7.54)%
2021	17.10	46.21	274,608	6,868,136	0.00%	0.30%	1.85%	24.71%	26.65%
2020	13.50	36.52	218,040	4,405,706	0.00%	0.30%	1.85%	3.58%	5.20%
2019	12.84	34.75	193,122	3,864,584	0.00%	0.30%	1.85%	27.56%	29.55%
2018	9.91	26.85	199,407	3,173,198	0.00%	0.30%	1.95%	(16.36)%	(15.14)%
Small-Cap Equity Class I
2022	$13.66	$33.09	181,185	$3,512,107	0.00%	0.30%	1.85%	(14.51)%	(13.18)%
2021	15.76	38.53	143,248	3,232,303	0.00%	0.30%	1.85%	24.14%	26.08%
2020	12.53	30.90	152,522	2,775,602	0.00%	0.30%	1.85%	3.48%	5.10%
2019	11.94	29.72	153,500	2,701,005	0.00%	0.30%	1.85%	21.69%	23.59%
2018	9.68	24.32	163,209	2,417,091	0.00%	0.30%	1.85%	(14.52)%	(13.56)%
Small-Cap Growth Class I
2022	$19.02	$31.93	285,450	$5,868,956	0.00%	0.30%	1.85%	(31.21)%	(30.13)%
2021	27.60	45.75	290,913	8,654,324	0.00%	0.30%	1.85%	(0.17)%	1.39%
2020	27.61	45.17	301,512	8,973,996	0.00%	0.30%	1.85%	52.73%	55.11%
2019	17.87	29.15	335,639	6,639,964	0.00%	0.30%	1.85%	29.48%	31.51%
2018	13.67	22.19	279,675	4,343,377	0.00%	0.30%	1.85%	3.61%	5.13%

See Notes to Financial Statements	SA-44	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Small-Cap Index Class I
2022	$13.60	$38.93	597,589	$11,466,965	0.00%	0.30%	1.85%	(22.31)%	(21.10)%
2021	17.27	49.39	569,876	14,274,986	0.00%	0.30%	1.85%	12.14%	13.89%
2020	15.20	43.41	491,481	11,083,754	0.00%	0.30%	1.85%	16.97%	18.80%
2019	12.82	36.58	519,616	10,135,506	0.00%	0.30%	1.85%	22.51%	24.42%
2018	10.32	29.43	563,132	8,832,089	0.00%	0.30%	1.85%	(13.18)%	(11.82)%
Small-Cap Value Class I
2022	$12.96	$60.14	235,969	$4,982,963	0.00%	0.30%	1.85%	(18.33)%	(17.06)%
2021	15.65	72.59	231,013	6,064,973	0.00%	0.30%	1.85%	33.12%	35.20%
2020	11.60	53.74	238,266	4,640,712	0.00%	0.30%	1.85%	1.54%	3.13%
2019	11.27	52.16	227,711	4,433,328	0.00%	0.30%	1.85%	20.34%	22.10%
2018	9.24	42.72	229,777	3,727,294	0.00%	0.40%	1.85%	(17.83)%	(16.63)%
Value Class I
2022	$14.42	$28.09	170,340	$3,604,670	0.00%	0.30%	1.85%	(2.35)%	(1.28)%
2021	18.37	28.45	136,265	3,061,129	0.00%	0.75%	1.85%	19.42%	20.74%
2020	15.23	23.57	154,680	2,954,360	0.00%	0.30%	1.85%	(8.64)%	(7.63)%
2019	12.84	25.51	171,176	3,461,384	0.00%	0.30%	1.85%	22.43%	24.10%
2018	10.35	20.61	187,704	3,048,702	0.00%	0.50%	1.85%	(13.99)%	(12.81)%
Value Advantage Class I
2022	$15.68	$21.78	221,719	$4,489,853	0.00%	0.30%	1.85%	(5.82)%	(4.35)%
2021	16.42	22.88	205,517	4,405,461	0.00%	0.30%	1.85%	26.17%	27.88%
2020	12.84	17.93	112,996	1,940,399	0.00%	0.50%	1.85%	(4.56)%	(3.26)%
2019	13.28	18.58	102,221	1,826,738	0.00%	0.50%	1.85%	24.63%	26.33%
2018	10.51	14.75	98,472	1,401,855	0.00%	0.50%	1.85%	(10.74)%	(9.52)%
Emerging Markets Class I
2022	$9.46	$63.03	455,269	$5,543,619	0.00%	0.30%	1.95%	(26.72)%	(25.50)%
2021	12.82	84.69	440,071	7,328,099	0.00%	0.30%	1.95%	(10.06)%	(8.56)%
2020	14.16	92.71	436,537	8,237,393	0.00%	0.30%	1.95%	15.06%	16.98%
2019	12.23	79.33	496,074	8,280,900	0.00%	0.30%	1.95%	23.18%	25.23%
2018	9.86	63.42	540,280	7,351,415	0.00%	0.30%	1.95%	(13.70)%	(12.26)%
International Growth Class I
2022	$7.58	$7.67	8,533	$64,741	0.00%	0.30%	1.40%	(22.47)%	(22.47)%
12/14/2021 - 12/31/2021	9.79	9.79	1,001	9,808	0.00%	1.20%	1.20%	4.08%	4.08%
International Large-Cap Class I
2022	$13.89	$31.13	458,444	$7,546,129	0.00%	0.30%	1.95%	(16.83)%	(15.45)%
2021	16.68	36.85	479,212	9,422,292	0.00%	0.30%	1.95%	12.56%	14.43%
2020	14.80	32.23	465,259	8,142,998	0.00%	0.30%	1.95%	8.60%	10.41%
2019	13.60	29.23	466,577	7,485,650	0.00%	0.30%	1.95%	25.56%	27.65%
2018	10.82	22.92	496,763	6,331,408	0.00%	0.30%	1.95%	(13.52)%	(12.08)%
International Small-Cap Class I
2022	$11.37	$19.97	101,885	$1,425,344	0.00%	0.30%	1.95%	(18.69)%	(17.42)%
2021	13.90	24.26	102,893	1,750,333	0.00%	0.30%	1.95%	11.67%	13.42%
2020	12.37	21.47	104,127	1,574,164	0.00%	0.30%	1.95%	6.33%	7.99%
2019	11.57	19.95	107,214	1,511,569	0.00%	0.30%	1.95%	17.75%	19.71%
2018	9.76	16.74	104,521	1,231,591	0.00%	0.30%	1.95%	(23.67)%	(22.47)%
International Value Class I
2022	$7.81	$15.97	357,460	$4,094,109	0.00%	0.30%	1.85%	(3.07)%	(1.56)%
2021	8.02	16.24	423,676	5,106,907	0.00%	0.30%	1.85%	18.16%	20.00%
2020	6.75	13.55	439,510	4,394,780	0.00%	0.30%	1.85%	(8.87)%	(7.45)%
2019	7.37	14.66	389,627	4,264,093	0.00%	0.30%	1.85%	14.46%	16.25%
2018	6.41	12.68	369,318	3,489,365	0.00%	0.30%	1.95%	(16.53)%	(15.30)%
Health Sciences Class I
2022	$17.77	$76.38	820,339	$27,867,227	0.00%	0.30%	1.85%	(7.53)%	(6.09)%
2021	19.11	82.43	854,149	31,511,533	0.00%	0.30%	1.85%	10.32%	12.05%
2020	17.23	74.57	821,413	27,848,080	0.00%	0.30%	1.85%	16.61%	18.43%
2019	14.69	63.82	828,592	24,289,103	0.00%	0.30%	1.85%	23.46%	25.39%
2018	11.83	51.59	859,760	20,675,352	0.00%	0.30%	1.95%	5.91%	7.57%
Real Estate Class I
2022	$11.80	$61.08	329,616	$5,786,859	0.00%	0.30%	1.85%	(27.00)%	(25.86)%
2021	16.07	83.30	342,557	8,382,994	0.00%	0.30%	1.85%	37.75%	39.90%
2020	11.60	60.20	363,170	6,476,309	0.00%	0.30%	1.85%	(5.05)%	(3.66)%
2019	12.16	63.11	399,306	7,440,600	0.00%	0.40%	1.85%	28.88%	30.76%
2018	9.38	48.75	398,991	5,670,003	0.00%	0.40%	1.85%	(9.16)%	(7.82)%

See Notes to Financial Statements	SA-45	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Technology Class I
2022	$12.95	$24.50	609,979	$13,198,996	0.00%	0.30%	1.85%	(37.23)%	(36.25)%
2021	20.54	38.93	586,941	20,152,017	0.00%	0.30%	1.85%	11.77%	13.52%
2020	18.29	34.74	606,691	18,556,587	0.00%	0.30%	1.85%	44.54%	46.80%
2019	12.60	23.98	582,717	12,290,994	0.00%	0.30%	1.85%	33.82%	35.91%
2018	9.37	17.87	560,414	8,791,315	0.00%	0.30%	1.85%	(0.09)%	1.18%
ESG Diversified Class I
2022	$8.63	$8.74	215,846	$1,884,148	0.00%	0.75%	1.65%	(17.96)%	(17.21)%
06/14/2021 - 12/31/2021	10.43	10.60	129,810	1,375,018	0.00%	0.75%	1.65%	4.50%	4.50%
ESG Diversified Growth Class I
2022	$8.10	$8.12	15,221	$123,553	0.00%	1.20%	1.40%	(19.22)%	(19.22)%
12/20/2021 - 12/31/2021	10.03	10.03	775	7,773	0.00%	1.40%	1.40%	3.64%	3.64%
PSF Avantis Balanced Allocation Class D
2022	$8.79	$13.57	1,085,875	$13,598,087	0.00%	0.30%	1.85%	(16.55)%	(15.25)%
2021	10.48	16.01	955,947	14,834,277	0.00%	0.30%	1.85%	10.44%	12.16%
2020	13.12	14.27	779,152	10,963,998	0.00%	0.30%	1.85%	10.05%	11.77%
2019	11.86	12.85	764,898	9,691,444	0.00%	0.30%	1.85%	17.55%	19.39%
2018	10.03	10.85	662,128	7,087,884	0.00%	0.30%	1.85%	(7.92)%	(6.47)%
PSF Avantis Balanced Allocation Class P (5)
12/06/2022 - 12/31/2022	$9.27	$9.27	13,429	$124,433	0.00%	0.45%	0.45%	(1.61)%	(1.61)%
Pacific Dynamix - Conservative Growth Class I
2022	$8.63	$18.46	2,936,979	$40,483,390	0.00%	0.30%	1.85%	(15.94)%	(14.63)%
2021	10.22	21.81	3,087,697	50,537,140	0.00%	0.30%	1.85%	4.49%	6.12%
2020	12.68	20.72	3,242,829	50,933,627	0.00%	0.30%	1.85%	10.16%	11.88%
2019	11.45	18.68	3,246,329	46,302,731	0.00%	0.30%	1.85%	13.35%	15.12%
2018	10.05	16.37	3,207,983	40,569,227	0.00%	0.30%	2.00%	(5.62)%	(4.13)%
Pacific Dynamix - Moderate Growth Class I
2022	$8.62	$24.43	8,930,868	$135,517,383	0.00%	0.30%	1.85%	(17.24)%	(15.95)%
2021	10.35	27.19	8,966,797	169,827,302	0.00%	0.30%	1.85%	8.59%	10.29%
2020	13.44	24.86	8,842,919	155,502,777	0.00%	0.30%	1.85%	12.48%	14.24%
2019	11.88	23.27	9,147,626	143,286,925	0.00%	0.30%	1.85%	16.76%	18.58%
2018	10.12	19.69	9,552,450	130,370,211	0.00%	0.30%	1.85%	(7.27)%	(5.81)%
Pacific Dynamix - Growth Class I
2022	$14.81	$30.30	7,703,984	$131,379,169	0.00%	0.30%	2.00%	(18.34)%	(16.94)%
2021	17.83	36.52	5,161,096	108,023,040	0.00%	0.30%	2.00%	12.07%	13.99%
2020	15.64	32.07	3,237,619	61,915,942	0.00%	0.30%	2.00%	13.50%	15.44%
2019	13.55	27.81	1,913,691	33,535,855	0.00%	0.30%	2.00%	20.50%	22.57%
2018	11.06	22.71	1,768,089	26,509,842	0.00%	0.30%	2.00%	(9.13)%	(7.56)%
Pacific Dynamix - Growth Class P (5)
07/01/2022 - 12/31/2022	$9.09	$9.09	2,989	$27,160	0.00%	0.45%	0.45%	1.31%	1.31%
Portfolio Optimization Conservative Class I
2022	$8.61	$13.06	6,555,593	$73,297,660	0.00%	0.30%	2.00%	(15.37)%	(14.01)%
2021	10.11	15.18	6,673,193	88,029,123	0.00%	0.30%	2.00%	0.18%	1.80%
2020	11.97	14.92	6,805,319	89,158,669	0.00%	0.30%	2.00%	5.75%	7.45%
2019	11.37	13.88	6,575,306	81,073,618	0.00%	0.30%	2.00%	9.98%	11.75%
2018	10.31	12.42	6,628,580	74,015,064	0.00%	0.40%	2.00%	(5.30)%	(3.77)%
Portfolio Optimization Moderate-Conservative Class I
2022	$8.62	$14.89	7,909,557	$101,571,276	0.00%	0.30%	2.00%	(16.59)%	(15.16)%
2021	10.24	17.57	8,584,296	131,746,697	0.00%	0.30%	2.00%	4.18%	5.86%
2020	12.29	16.60	9,517,737	139,732,839	0.00%	0.40%	2.00%	7.79%	9.53%
2019	11.32	15.15	10,730,343	145,453,637	0.00%	0.40%	2.00%	13.00%	14.82%
2018	9.95	13.22	12,119,762	144,853,069	0.00%	0.40%	2.00%	(6.88)%	(5.37)%
Portfolio Optimization Moderate Class I
2022	$8.60	$16.84	26,538,175	$379,611,536	0.00%	0.30%	2.00%	(17.38)%	(15.97)%
2021	10.33	20.13	28,880,546	498,374,746	0.00%	0.30%	2.00%	7.02%	8.85%
2020	12.62	18.57	31,180,415	500,836,115	0.00%	0.30%	2.00%	9.61%	11.49%
2019	11.49	16.73	34,268,716	500,217,551	0.00%	0.30%	2.00%	16.11%	18.10%
2018	9.87	14.23	39,586,114	495,993,252	0.00%	0.30%	2.00%	(8.41)%	(6.83)%

See Notes to Financial Statements	SA-46	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Portfolio Optimization Growth Class I
2022	$12.22	$18.34	19,477,020	$307,764,715	0.00%	0.30%	2.00%	(18.52)%	(17.13)%
2021	14.90	22.32	20,865,222	403,162,654	0.00%	0.30%	2.00%	10.88%	12.78%
2020	13.34	20.05	22,646,907	393,203,447	0.00%	0.30%	2.00%	10.49%	12.39%
2019	11.99	18.08	24,813,829	388,792,075	0.00%	0.30%	2.00%	19.25%	21.29%
2018	9.98	15.10	27,777,699	363,800,807	0.00%	0.30%	2.00%	(10.02)%	(8.47)%
Portfolio Optimization Aggressive-Growth Class I
2022	$15.59	$19.80	4,609,550	$76,219,091	0.00%	0.40%	2.00%	(19.14)%	(17.83)%
2021	19.22	24.39	4,860,170	99,029,212	0.00%	0.40%	2.00%	13.39%	15.22%
2020	16.90	21.43	5,288,583	94,685,992	0.00%	0.40%	2.00%	10.23%	12.01%
2019	15.29	19.59	5,931,846	96,008,850	0.00%	0.40%	2.00%	21.31%	23.27%
2018	12.56	15.95	6,674,915	88,788,383	0.00%	0.40%	2.00%	(11.20)%	(9.76)%
Invesco Oppenheimer V.I. International Growth Series II
2022	$10.82	$12.76	63,695	$717,693	0.00%	0.30%	1.70%	(28.39)%	(27.38)%
2021	15.00	17.57	79,709	1,244,113	0.00%	0.30%	1.85%	8.37%	9.79%
2020	13.75	16.01	53,477	762,137	0.68%	0.30%	1.85%	18.82%	20.68%
2019	11.57	13.26	52,091	619,573	0.75%	0.30%	1.85%	25.86%	27.44%
2018	9.27	9.65	59,998	563,366	0.66%	0.40%	1.65%	(20.88)%	(19.87)%
Invesco V.I. Balanced-Risk Allocation Series II
2022	$8.74	$21.73	1,441,727	$18,801,850	7.56%	0.30%	2.00%	(16.21)%	(14.77)%
2021	10.36	25.57	1,313,865	20,963,754	3.02%	0.30%	2.00%	7.10%	8.61%
2020	12.03	23.54	1,329,079	19,933,034	7.90%	0.60%	2.00%	7.81%	9.33%
2019	11.08	21.53	1,374,948	19,105,001	0.00%	0.60%	2.00%	12.61%	14.20%
2018	9.77	18.86	1,546,672	19,051,246	1.30%	0.60%	2.00%	(8.57)%	(7.27)%
Invesco V.I. Equity and Income Series II
2022	$14.75	$15.47	132,691	$2,027,098	1.65%	0.75%	1.80%	(9.36)%	(8.40)%
2021	16.13	16.96	129,021	2,152,374	1.71%	0.75%	1.85%	16.36%	17.47%
2020	13.97	14.49	105,660	1,508,592	2.19%	0.75%	1.70%	7.80%	8.83%
2019	12.96	13.37	114,634	1,507,427	2.36%	0.75%	1.70%	17.99%	19.11%
2018	10.96	11.27	101,613	1,125,702	1.83%	0.75%	1.80%	(11.26)%	(10.41)%
Invesco V.I. Global Real Estate Series II
2022	$8.88	$10.82	118,114	$1,126,345	2.45%	0.30%	1.85%	(26.51)%	(25.44)%
2021	12.08	13.31	192,014	2,453,296	2.75%	0.40%	1.85%	23.15%	24.94%
2020	9.81	10.65	144,773	1,499,520	4.49%	0.40%	1.85%	(14.17)%	(12.91)%
2019	11.43	12.23	188,154	2,231,980	4.10%	0.40%	1.85%	20.64%	22.16%
2018	9.54	10.01	152,127	1,493,586	3.72%	0.40%	1.85%	(7.92)%	(6.71)%
Invesco V.I. Global Series II
2022	$13.27	$15.36	104,197	$1,432,726	0.00%	0.30%	1.80%	(33.15)%	(32.14)%
2021	19.85	22.64	104,537	2,139,474	0.00%	0.30%	1.85%	13.12%	14.83%
2020	17.54	19.72	98,826	1,776,751	0.42%	0.30%	1.80%	25.07%	26.96%
2019	14.03	15.53	120,540	1,724,083	0.65%	0.30%	1.85%	29.11%	31.06%
2018	10.85	11.85	128,226	1,412,270	0.87%	0.30%	1.85%	(14.99)%	(13.65)%
Invesco V.I. Technology Series I (5)
07/01/2022 - 12/31/2022	$6.30	$6.30	1,918	$12,079	0.00%	0.45%	0.45%	(9.89)%	(9.89)%
American Century VP Mid Cap Value Class II
2022	$15.09	$24.58	239,915	$5,358,088	2.12%	0.30%	1.85%	(3.19)%	(1.68)%
2021	15.38	25.20	218,165	5,029,076	1.04%	0.30%	1.85%	20.76%	22.40%
2020	12.57	21.90	218,105	4,147,308	1.64%	0.30%	1.85%	(0.74)%	0.71%
2019	12.49	21.75	252,942	4,813,752	1.89%	0.30%	1.85%	26.63%	28.48%
2018	9.73	16.93	255,772	3,862,470	1.25%	0.40%	1.85%	(14.57)%	(13.31)%
American Funds IS American High-Income Trust Class 4
2022	$12.15	$12.96	189,561	$2,370,345	5.82%	0.30%	1.80%	(11.14)%	(9.80)%
2021	13.53	14.44	266,458	3,724,858	4.60%	0.30%	1.80%	6.41%	7.86%
2020	12.57	13.44	157,949	2,063,813	8.98%	0.30%	1.70%	5.97%	7.41%
2019	11.79	12.57	125,979	1,551,733	6.04%	0.30%	1.65%	10.43%	11.93%
2018	10.54	11.28	105,122	1,167,043	5.47%	0.30%	1.70%	(4.24)%	(2.93)%
American Funds IS Asset Allocation Class 1 (5)
12/06/2022 - 12/31/2022	$9.67	$9.67	12,904	$124,737	See Note (6)	0.45%	0.45%	(1.37)%	(1.37)%

See Notes to Financial Statements	SA-47	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS Asset Allocation Class 4
2022	$8.97	$15.99	14,627,779	$208,030,483	1.66%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.53	18.66	15,374,587	259,202,114	1.35%	0.30%	2.00%	12.57%	14.50%
2020	13.29	16.37	15,751,470	235,641,719	1.46%	0.30%	2.00%	9.94%	11.82%
2019	12.06	14.71	16,557,407	223,794,339	1.70%	0.30%	2.00%	18.53%	20.56%
2018	10.15	12.25	17,415,254	197,418,663	1.44%	0.30%	2.00%	(6.73)%	(5.12)%
American Funds IS Capital Income Builder Class 4
2022	$11.78	$13.62	414,907	$5,161,852	2.57%	0.30%	1.85%	(8.93)%	(7.65)%
2021	13.10	14.75	328,719	4,468,501	2.55%	0.30%	1.85%	12.75%	14.34%
2020	11.50	12.90	292,184	3,506,050	2.66%	0.30%	1.85%	2.21%	3.80%
2019	11.25	12.43	360,381	4,208,592	2.69%	0.30%	1.85%	15.46%	16.74%
2018	9.75	10.26	327,111	3,284,034	2.72%	0.75%	1.85%	(8.96)%	(7.95)%
American Funds IS Capital World Bond Class 4
2022	$8.49	$9.48	108,933	$975,943	0.21%	0.30%	1.85%	(19.35)%	(18.09)%
2021	10.52	11.57	121,629	1,344,382	1.57%	0.30%	1.85%	(6.92)%	(5.46)%
2020	11.30	12.24	101,683	1,194,904	1.04%	0.30%	1.85%	7.61%	9.29%
2019	10.50	11.20	126,073	1,353,254	1.55%	0.30%	1.85%	5.57%	7.21%
2018	9.95	10.45	62,484	633,509	1.21%	0.30%	1.85%	(3.28)%	(2.35)%
American Funds IS Capital World Growth and Income Class 4
2022	$14.00	$15.21	177,560	$2,584,275	2.26%	0.30%	1.80%	(19.04)%	(17.82)%
2021	17.29	18.51	161,402	2,886,057	1.66%	0.30%	1.80%	12.42%	14.12%
2020	15.38	16.24	137,802	2,175,133	1.13%	0.30%	1.80%	6.61%	8.22%
2019	14.43	15.07	133,512	1,966,633	1.65%	0.30%	1.85%	28.40%	30.34%
2018	11.22	11.62	159,993	1,821,983	1.65%	0.30%	1.85%	(11.51)%	(10.57)%
American Funds IS Global Balanced Class 4
2022	$12.68	$13.53	274,300	$3,593,814	0.00%	0.75%	1.70%	(16.17)%	(15.37)%
2021	15.07	15.98	256,329	3,984,964	0.83%	0.30%	1.85%	8.60%	9.64%
2020	13.77	14.73	303,599	4,366,912	0.94%	0.30%	1.85%	7.98%	9.67%
2019	12.76	13.43	259,920	3,415,773	1.26%	0.30%	1.85%	18.06%	19.85%
2018	10.83	11.21	206,302	2,280,361	1.33%	0.30%	1.85%	(7.90)%	(6.59)%
American Funds IS Global Growth Class 4
2022	$17.83	$19.09	238,643	$4,460,681	0.44%	0.30%	1.85%	(26.29)%	(25.14)%
2021	23.95	25.71	235,674	5,939,813	0.20%	0.30%	1.85%	14.01%	15.79%
2020	20.72	22.38	257,600	5,650,892	0.16%	0.30%	1.85%	27.78%	29.78%
2019	16.00	17.39	223,295	3,816,671	0.97%	0.30%	1.85%	32.40%	34.47%
2018	11.92	13.03	207,463	2,665,032	0.50%	0.30%	1.85%	(10.91)%	(9.92)%
American Funds IS Global Small Capitalization Class 4
2022	$12.55	$14.04	121,298	$1,592,265	0.00%	0.30%	1.85%	(30.98)%	(29.90)%
2021	18.18	20.03	135,846	2,559,606	0.00%	0.30%	1.85%	4.48%	6.11%
2020	17.40	18.88	93,754	1,679,372	0.13%	0.30%	1.85%	27.02%	29.00%
2019	13.70	14.64	98,191	1,375,775	0.01%	0.30%	1.85%	28.84%	30.85%
2018	10.63	11.19	91,069	984,226	0.02%	0.30%	1.85%	(12.45)%	(11.48)%
American Funds IS Growth Class 1 (5)
12/06/2022 - 12/31/2022	$7.95	$7.95	7,907	$62,892	5.32%	0.45%	0.45%	(3.34)%	(3.34)%
American Funds IS Growth Class 4
2022	$20.37	$25.39	1,306,432	$27,653,628	0.11%	0.30%	1.85%	(31.39)%	(30.32)%
2021	29.70	36.61	1,215,693	37,277,031	0.05%	0.30%	1.85%	19.45%	21.32%
2020	24.86	30.31	1,147,600	29,196,407	0.20%	0.30%	1.85%	48.94%	51.26%
2019	16.68	20.13	977,419	16,638,760	0.57%	0.30%	1.85%	28.05%	30.05%
2018	12.77	15.55	975,971	12,908,911	0.26%	0.30%	1.85%	(2.34)%	(0.90)%
American Funds IS Growth-Income Class 1 (5)
08/25/2022 - 12/31/2022	$9.94	$9.94	1,895	$18,834	3.73%	0.45%	0.45%	(4.24)%	(4.24)%
American Funds IS Growth-Income Class 4
2022	$16.82	$20.13	870,853	$15,202,170	1.09%	0.30%	1.85%	(18.23)%	(16.96)%
2021	20.57	24.35	842,439	17,877,271	0.94%	0.30%	1.85%	21.53%	23.31%
2020	16.92	19.82	890,935	15,472,123	1.17%	0.40%	1.85%	11.17%	12.80%
2019	15.06	17.63	958,573	14,890,984	1.49%	0.30%	1.85%	23.55%	25.35%
2018	12.02	14.12	1,006,401	12,582,866	1.20%	0.30%	1.85%	(3.86)%	(2.45)%

See Notes to Financial Statements	SA-48	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS International Class 4
2022	$9.98	$12.17	274,173	$2,949,941	1.56%	0.30%	1.85%	(22.47)%	(21.26)%
2021	12.88	15.45	262,936	3,615,169	2.20%	0.30%	1.85%	(3.51)%	(2.01)%
2020	13.35	15.77	251,014	3,526,811	0.44%	0.30%	1.85%	11.58%	13.32%
2019	11.96	13.91	275,471	3,440,912	1.27%	0.30%	1.85%	20.42%	22.30%
2018	9.93	11.38	334,075	3,432,023	1.68%	0.30%	1.85%	(15.01)%	(13.76)%
American Funds IS International Growth and Income Class 4
2022	$10.14	$12.75	163,003	$1,740,263	2.77%	0.30%	1.85%	(17.07)%	(15.78)%
2021	12.23	15.14	163,875	2,095,505	2.71%	0.30%	1.85%	3.17%	4.78%
2020	11.86	14.45	170,830	2,104,420	1.26%	0.30%	1.85%	3.79%	5.42%
2019	11.42	13.71	194,022	2,294,997	2.34%	0.30%	1.85%	20.22%	22.10%
2018	9.42	11.23	208,927	2,044,405	1.75%	0.30%	1.85%	(13.05)%	(12.30)%
American Funds IS Managed Risk Asset Allocation Class P2
2022	$8.87	$13.44	1,081,671	$13,929,930	2.17%	0.30%	1.85%	(15.54)%	(14.23)%
2021	10.45	15.80	1,150,358	17,734,168	1.33%	0.30%	1.85%	10.44%	12.17%
2020	12.36	14.20	1,126,009	15,735,754	1.54%	0.30%	1.85%	3.94%	5.57%
2019	11.83	13.56	1,074,245	14,361,623	2.34%	0.30%	1.85%	15.82%	16.69%
2018	10.16	11.62	1,106,197	12,692,365	1.35%	1.10%	1.85%	(6.65)%	(5.94)%
American Funds IS New World Fund Class 4
2022	$11.46	$14.23	243,539	$2,970,798	1.12%	0.30%	1.85%	(23.68)%	(22.49)%
2021	15.02	18.35	244,309	3,871,527	0.68%	0.30%	1.85%	2.71%	4.32%
2020	14.62	17.59	203,039	3,110,839	0.04%	0.30%	1.85%	21.03%	22.92%
2019	12.08	14.31	232,555	2,921,670	0.82%	0.30%	1.85%	26.45%	28.43%
2018	9.55	11.14	209,260	2,062,018	0.72%	0.30%	1.85%	(15.70)%	(14.51)%
American Funds IS The Bond Fund of America Class 1 (5)
08/25/2022 - 12/31/2022	$8.72	$8.72	9,138	$79,724	See Note (6)	0.45%	0.45%	(3.58)%	(3.58)%
American Funds IS The Bond Fund of America Class 4
2022	$9.46	$10.45	590,910	$5,895,243	2.87%	0.30%	1.85%	(14.35)%	(13.01)%
2021	11.05	12.02	496,026	5,730,081	1.21%	0.30%	1.85%	(2.41)%	(0.88)%
2020	11.32	12.13	512,069	5,996,507	2.22%	0.30%	1.85%	7.38%	9.05%
2019	10.54	11.12	314,251	3,408,548	2.65%	0.30%	1.85%	7.08%	8.75%
2018	9.84	10.22	242,152	2,433,875	2.60%	0.30%	1.85%	(2.71)%	(1.18)%
American Funds IS U.S. Government Securities Class 4
2022	$9.34	$10.15	274,241	$2,664,028	3.20%	0.30%	1.80%	(12.69)%	(11.46)%
2021	10.70	11.46	355,799	3,932,121	0.93%	0.30%	1.85%	(2.55)%	(1.17)%
2020	10.86	11.62	540,025	6,076,201	1.94%	0.30%	1.85%	7.53%	8.94%
2019	10.14	10.69	166,287	1,726,774	1.95%	0.50%	1.80%	3.27%	4.62%
2018	9.82	10.25	150,056	1,500,443	1.85%	0.50%	1.80%	(1.30)%	0.00%
American Funds IS Washington Mutual Investors Class 4
2022	$16.12	$17.85	679,825	$11,642,291	1.79%	0.30%	1.85%	(10.36)%	(8.96)%
2021	17.74	19.70	579,425	10,990,621	1.38%	0.30%	1.85%	25.18%	27.13%
2020	13.98	15.56	455,179	6,892,892	1.67%	0.30%	1.85%	6.48%	8.15%
2019	12.95	14.46	399,776	5,650,160	1.98%	0.30%	1.85%	18.82%	20.67%
2018	10.75	12.03	390,306	4,614,962	2.01%	0.30%	1.85%	(10.60)%	(9.19)%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2022	$9.16	$14.53	1,274,585	$16,967,744	2.42%	0.30%	1.85%	(16.38)%	(15.08)%
2021	15.33	17.11	900,508	14,444,158	2.16%	0.30%	1.85%	10.16%	11.66%
2020	13.99	15.33	652,737	9,486,052	2.24%	0.30%	1.80%	12.62%	13.41%
2019	12.42	12.93	399,455	5,109,416	2.61%	1.10%	1.80%	19.42%	20.08%
2018	10.49	10.76	250,308	2,672,552	1.01%	1.10%	1.65%	(6.51)%	(5.99)%
BlackRock Capital Appreciation V.I. Class III
2022	$25.33	$34.17	15,645	$468,595	0.00%	0.75%	1.30%	(38.61)%	(38.28)%
2021	41.27	55.36	10,763	522,573	0.00%	0.75%	1.30%	19.33%	19.99%
2020	34.58	46.14	12,741	517,797	0.00%	0.75%	1.30%	39.69%	40.46%
2019	24.76	32.85	17,033	493,866	0.00%	0.75%	1.30%	29.85%	30.57%
2018	19.07	25.16	18,238	405,551	0.00%	0.75%	1.30%	0.80%	1.36%
BlackRock Global Allocation V.I. Class III
2022	$8.29	$16.92	6,676,716	$91,119,820	0.00%	0.30%	2.00%	(17.73)%	(16.32)%
2021	10.01	20.24	7,241,395	120,483,066	0.81%	0.30%	2.00%	4.31%	6.10%
2020	13.38	19.09	7,736,066	123,571,677	1.27%	0.30%	2.00%	18.32%	20.35%
2019	11.28	15.88	8,623,099	115,730,698	1.21%	0.30%	2.00%	15.42%	17.40%
2018	9.75	13.54	10,292,964	119,103,716	0.82%	0.30%	2.00%	(9.42)%	(7.86)%

See Notes to Financial Statements	SA-49	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

BlackRock S&P 500 Index V.I. Class I (5)
10/24/2022 - 12/31/2022	$9.97	$9.97	5,674	$56,561	8.38%	0.60%	0.60%	1.34%	1.34%
BlackRock Small Cap Index V.I. Class I (5)
10/24/2022 - 12/31/2022	$7.74	$7.74	3,643	$28,190	6.67%	0.60%	0.60%	1.01%	1.01%
Delaware Ivy VIP Asset Strategy Class II
2022	$8.88	$11.51	138,767	$1,510,607	2.01%	1.15%	1.70%	(16.18)%	(15.71)%
2021	10.55	13.66	87,953	1,153,117	2.17%	1.15%	1.70%	8.58%	9.12%
2020	12.11	12.52	50,094	623,786	1.43%	1.15%	1.70%	11.96%	12.52%
2019	10.82	11.13	49,762	550,600	1.05%	1.15%	1.80%	19.73%	20.33%
2018	8.99	9.27	196,258	1,808,207	3.43%	1.15%	1.80%	(7.04)%	(6.57)%
Delaware Ivy VIP Energy Class II
2022	$6.63	$7.74	528,923	$3,654,618	3.12%	0.30%	1.80%	47.80%	49.72%
2021	4.48	5.10	416,003	1,926,730	1.59%	0.50%	1.80%	39.61%	41.29%
2020	3.23	3.61	319,995	1,060,547	2.19%	0.50%	1.70%	(37.90)%	(37.15)%
2019	5.21	5.75	204,128	1,082,752	0.00%	0.50%	1.70%	1.73%	2.96%
2018	5.12	5.58	146,296	760,664	0.00%	0.50%	1.70%	(35.26)%	(34.47)%
DFA VA US Large Value Institutional Class (5)
12/06/2022 - 12/31/2022	$11.28	$11.28	5,743	$64,779	See Note (6)	0.45%	0.45%	(0.83)%	(0.83)%
Fidelity VIP Contrafund Service Class 2
2022	$18.02	$25.28	1,445,878	$33,794,093	0.27%	0.30%	1.85%	(27.83)%	(26.71)%
2021	24.64	34.65	1,366,969	44,036,527	0.03%	0.30%	1.85%	25.17%	27.13%
2020	19.42	27.39	1,297,656	33,320,279	0.07%	0.30%	1.85%	27.85%	29.84%
2019	14.99	21.26	1,268,217	25,314,064	0.22%	0.30%	1.85%	28.87%	30.88%
2018	11.47	16.37	1,193,991	18,380,807	0.45%	0.30%	1.85%	(8.36)%	(6.92)%
Fidelity VIP FundsManager 60% Service Class 2
2022	$8.77	$18.53	2,574,726	$38,488,862	1.72%	0.30%	1.85%	(16.80)%	(15.50)%
2021	10.48	21.96	2,291,982	42,854,738	0.97%	0.30%	1.85%	10.15%	11.76%
2020	13.69	19.65	2,070,740	35,291,993	0.93%	0.30%	1.85%	12.81%	14.46%
2019	12.07	17.16	2,120,981	31,855,617	1.37%	0.30%	1.85%	18.05%	19.89%
2018	10.16	14.33	2,233,979	28,289,916	1.08%	0.30%	1.85%	(8.24)%	(6.79)%
Fidelity VIP Government Money Market Service Class
2022	$8.95	$10.39	2,789,343	$26,209,928	1.42%	0.30%	1.95%	(0.59)%	1.06%
2021	9.00	10.28	1,980,259	18,771,461	0.01%	0.30%	1.95%	(1.92)%	(0.29)%
2020	9.18	10.31	3,469,686	33,023,990	0.21%	0.30%	1.95%	(1.66)%	(0.02)%
2019	9.33	10.32	2,342,735	22,547,886	1.88%	0.30%	1.95%	(0.05)%	1.61%
2018	9.34	10.15	2,019,537	19,256,958	1.54%	0.30%	1.95%	(0.42)%	1.25%
Fidelity VIP Strategic Income Service Class 2
2022	$10.53	$11.97	523,668	$5,760,791	3.29%	0.30%	1.80%	(13.09)%	(11.78)%
2021	12.11	13.58	614,445	7,729,030	2.60%	0.30%	1.85%	1.69%	3.22%
2020	11.87	13.17	496,677	6,115,170	3.10%	0.30%	1.85%	5.20%	6.84%
2019	11.28	12.34	542,010	6,311,547	3.20%	0.30%	1.85%	8.63%	10.32%
2018	10.39	11.20	623,030	6,658,991	4.01%	0.30%	1.85%	(4.61)%	(3.21)%
First Trust Dorsey Wright Tactical Core Class I
2022	$12.05	$12.71	146,775	$1,846,824	1.51%	0.30%	1.85%	(18.57)%	(17.96)%
2021	14.80	15.50	182,763	2,800,341	0.39%	1.10%	1.85%	11.95%	12.63%
2020	13.34	13.76	148,482	2,028,978	0.46%	1.10%	1.80%	9.22%	9.88%
2019	12.16	12.52	230,103	2,859,791	0.65%	1.10%	1.80%	18.83%	19.66%
2018	10.24	10.46	212,446	2,208,536	0.32%	1.10%	1.80%	(9.74)%	(9.10)%
First Trust Multi Income Allocation Class I
2022	$11.92	$12.64	121,378	$1,506,394	2.95%	0.30%	1.80%	(9.08)%	(7.80)%
2021	13.22	13.74	74,804	1,017,541	2.39%	0.30%	1.70%	10.79%	12.35%
2020	11.94	12.34	63,213	771,686	1.99%	0.30%	1.70%	0.76%	2.18%
2019	11.85	12.19	80,545	971,131	2.35%	0.30%	1.70%	14.42%	16.03%
2018	10.30	10.60	90,409	947,819	2.20%	0.30%	1.70%	(6.06)%	(5.58)%
First Trust/Dow Jones Dividend & Income Allocation Class I
2022	$9.06	$18.81	3,096,757	$48,883,336	1.42%	0.30%	1.85%	(13.81)%	(12.46)%
2021	10.45	21.55	3,026,924	56,180,043	0.95%	0.30%	1.85%	10.19%	11.91%
2020	13.03	19.31	2,926,944	49,629,227	1.49%	0.30%	1.85%	5.83%	7.48%
2019	12.24	18.02	3,070,545	49,008,538	1.58%	0.30%	2.00%	18.56%	20.41%
2018	10.27	15.01	3,032,496	40,667,962	1.64%	0.30%	2.00%	(6.81)%	(5.20)%

See Notes to Financial Statements	SA-50	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Franklin Allocation VIP Class 2
2022	$16.52	$18.13	8,823	$155,832	1.54%	0.75%	1.30%	(17.08)%	(16.63)%
2021	19.93	21.74	8,193	173,825	1.73%	0.75%	1.30%	10.24%	10.85%
2020	18.08	19.61	7,811	149,542	1.44%	0.75%	1.30%	10.30%	10.91%
2019	16.39	17.68	7,481	129,136	3.61%	0.75%	1.30%	18.31%	18.96%
2018	13.85	14.87	7,050	102,361	2.75%	0.75%	1.30%	(10.82)%	(10.33)%
Franklin Allocation VIP Class 4
2022	$8.70	$17.26	834,517	$11,519,231	1.49%	0.30%	1.85%	(17.73)%	(16.44)%
2021	10.52	20.92	825,709	14,177,915	1.57%	0.30%	1.85%	9.49%	11.20%
2020	13.70	19.06	809,881	12,820,083	1.32%	0.30%	1.85%	9.70%	11.42%
2019	12.30	17.33	745,663	10,820,775	3.41%	0.30%	1.85%	17.37%	19.08%
2018	11.31	14.73	859,343	10,570,813	2.88%	0.40%	1.95%	(11.25)%	(9.94)%
Franklin Income VIP Class 2
2022	$12.11	$13.66	895,553	$11,369,908	4.77%	0.30%	1.85%	(7.20)%	(5.76)%
2021	13.05	14.49	830,074	11,293,268	4.66%	0.30%	1.85%	14.62%	16.40%
2020	11.38	12.45	844,312	9,958,175	5.75%	0.30%	1.85%	(1.15)%	0.39%
2019	11.52	12.40	979,117	11,608,410	5.60%	0.30%	1.85%	13.93%	14.79%
2018	10.11	10.39	891,650	9,219,075	4.79%	1.10%	1.85%	(5.93)%	(5.36)%
Franklin Mutual Global Discovery VIP Class 2
2022	$14.53	$21.57	255,792	$4,246,970	1.31%	0.30%	1.85%	(6.49)%	(5.46)%
2021	15.51	22.82	279,626	4,924,319	2.56%	0.30%	1.85%	16.95%	18.24%
2020	13.24	19.30	350,404	5,233,294	2.30%	0.40%	1.85%	(6.21)%	(4.84)%
2019	14.10	20.35	370,073	5,739,296	1.55%	0.40%	1.85%	22.09%	23.87%
2018	11.53	16.49	420,931	5,282,704	2.40%	0.40%	1.85%	(12.85)%	(11.57)%
Franklin Rising Dividends VIP Class 1 (5)
08/25/2022 - 12/31/2022	$11.14	$11.14	1,270	$14,146	0.00%	0.45%	0.45%	(1.31)%	(1.31)%
Franklin Rising Dividends VIP Class 2
2022	$19.04	$26.88	513,673	$12,527,581	0.80%	0.30%	1.85%	(12.21)%	(10.84)%
2021	21.40	30.39	522,340	14,450,250	0.84%	0.30%	1.85%	24.47%	26.41%
2020	16.96	24.24	583,366	12,891,097	1.24%	0.30%	1.85%	13.84%	15.62%
2019	14.70	21.13	664,783	12,873,709	1.23%	0.30%	1.85%	26.86%	28.84%
2018	11.43	16.53	711,971	10,793,957	1.26%	0.30%	1.85%	(6.82)%	(5.55)%
Templeton Global Bond VIP Class 2
2022	$7.59	$10.60	521,452	$4,175,712	0.00%	0.30%	1.85%	(6.69)%	(5.23)%
2021	8.12	11.24	643,218	5,510,416	0.00%	0.30%	1.85%	(6.73)%	(5.28)%
2020	8.70	11.92	693,142	6,300,589	8.27%	0.30%	1.85%	(7.02)%	(5.56)%
2019	9.34	12.67	825,399	8,011,967	7.17%	0.30%	1.85%	0.14%	1.71%
2018	9.26	12.52	900,481	8,655,798	0.00%	0.30%	1.85%	0.06%	1.53%
Janus Henderson Balanced Service Shares
2022	$9.01	$20.78	24,154,199	$409,347,459	1.11%	0.30%	1.85%	(18.14)%	(16.87)%
2021	10.95	25.02	21,201,007	458,561,186	0.69%	0.30%	1.85%	14.77%	16.56%
2020	14.81	21.48	18,083,049	345,115,466	1.56%	0.30%	1.85%	11.94%	13.69%
2019	13.21	18.92	15,309,411	260,453,551	1.70%	0.30%	1.85%	20.03%	21.91%
2018	11.00	15.53	12,958,585	182,599,624	1.79%	0.30%	1.85%	(1.42)%	0.13%
Janus Henderson Flexible Bond Service Shares
2022	$9.27	$10.30	242,745	$2,370,696	1.93%	0.30%	1.85%	(15.48)%	(14.16)%
2021	10.96	11.99	282,188	3,244,916	1.85%	0.30%	1.85%	(2.93)%	(1.41)%
2020	11.29	12.17	221,172	2,599,800	2.45%	0.30%	1.85%	8.23%	9.92%
2019	10.43	11.07	187,412	2,018,458	2.86%	0.30%	1.85%	7.27%	8.95%
2018	9.73	10.16	183,288	1,829,603	2.65%	0.30%	1.85%	(3.11)%	(1.58)%
JPMorgan Insurance Trust Global Allocation Class 2
2022	$11.66	$12.11	32,307	$385,642	1.44%	0.50%	1.85%	(19.33)%	(18.23)%
2021	14.28	15.97	37,215	546,773	0.79%	0.50%	1.85%	7.26%	8.72%
2020	13.32	14.69	33,556	455,934	1.41%	0.50%	1.85%	13.57%	14.02%
2019	11.89	12.12	17,563	211,437	1.77%	1.15%	1.60%	14.73%	15.19%
2018	10.37	10.54	55,128	578,348	0.00%	1.15%	1.85%	(7.81)%	(7.39)%
JPMorgan Insurance Trust Income Builder Class 2
2022	$10.82	$11.33	85,036	$947,724	3.58%	1.10%	1.70%	(13.98)%	(13.46)%
2021	12.58	13.10	90,430	1,167,529	2.57%	1.10%	1.70%	6.39%	7.03%
2020	11.83	12.23	97,785	1,182,157	3.36%	1.10%	1.70%	3.54%	4.06%
2019	11.49	11.76	81,472	952,857	3.11%	1.10%	1.60%	12.45%	13.02%
2018	10.21	10.40	75,767	784,951	0.00%	1.10%	1.60%	(6.43)%	(5.96)%

See Notes to Financial Statements	SA-51	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

ClearBridge Variable Aggressive Growth - Class II
2022	$11.15	$12.45	67,561	$774,357	0.00%	0.30%	1.85%	(27.93)%	(26.81)%
2021	15.25	17.01	87,945	1,385,391	0.17%	0.30%	1.85%	8.08%	9.71%
2020	14.15	15.50	48,591	707,537	0.60%	0.30%	1.80%	15.63%	17.38%
2019	12.24	13.21	46,657	584,246	0.79%	0.30%	1.80%	22.52%	24.37%
2018	9.99	10.62	44,316	450,158	0.45%	0.30%	1.80%	(10.21)%	(8.84)%
Lord Abbett Bond Debenture Class VC
2022	$11.42	$13.69	359,104	$4,381,921	3.89%	0.30%	1.85%	(14.40)%	(13.06)%
2021	13.00	15.77	448,435	6,380,824	3.17%	0.30%	1.85%	1.38%	2.97%
2020	12.76	15.33	371,185	5,174,304	3.63%	0.30%	1.85%	5.34%	6.98%
2019	11.85	14.34	477,216	6,243,103	5.29%	0.30%	1.85%	11.28%	13.01%
2018	10.55	12.70	299,033	3,490,385	4.43%	0.30%	1.85%	(5.74)%	(4.31)%
Lord Abbett Total Return Class VC
2022	$9.29	$12.26	539,214	$5,483,421	3.24%	0.30%	1.85%	(15.62)%	(14.30)%
2021	11.01	14.37	586,358	7,001,997	1.89%	0.30%	1.85%	(2.07)%	(0.54)%
2020	11.24	14.51	556,459	6,751,459	2.40%	0.30%	1.85%	5.46%	7.10%
2019	10.66	13.61	554,177	6,344,069	2.66%	0.30%	1.85%	6.42%	8.08%
2018	10.01	12.65	584,543	6,235,400	3.24%	0.30%	1.85%	(2.85)%	(1.77)%
MFS Massachusetts Investors Growth Stock - Service Class
2022	$21.51	$21.85	25,445	$553,556	0.00%	0.75%	0.95%	(20.21)%	(20.05)%
2021	26.96	27.33	27,000	735,319	0.03%	0.75%	0.95%	24.47%	24.72%
2020	21.66	21.91	31,066	678,690	0.23%	0.75%	0.95%	21.04%	21.29%
2019	17.90	18.07	38,834	699,323	0.34%	0.75%	0.95%	38.26%	38.54%
2018	12.94	13.04	43,971	572,076	0.33%	0.75%	0.95%	(0.38)%	(0.18)%
MFS Total Return Series - Service Class
2022	$9.28	$20.10	2,329,635	$37,294,735	1.50%	0.30%	1.85%	(11.49)%	(10.11)%
2021	10.42	22.39	2,115,821	39,058,927	1.64%	0.30%	1.85%	11.75%	13.38%
2020	12.80	19.80	2,036,187	33,901,742	2.10%	0.40%	1.85%	7.51%	9.08%
2019	11.84	18.21	2,058,464	31,763,722	2.10%	0.40%	1.85%	17.92%	19.64%
2018	9.98	15.28	2,267,268	29,731,199	1.94%	0.40%	1.85%	(7.61)%	(6.25)%
MFS Utilities Series - Service Class
2022	$16.49	$19.81	280,946	$4,927,409	2.25%	0.30%	1.85%	(1.36)%	0.18%
2021	16.86	19.86	267,962	4,742,961	1.52%	0.30%	1.85%	11.74%	13.48%
2020	15.06	18.56	272,754	4,308,866	2.13%	0.30%	1.85%	3.68%	5.20%
2019	14.41	17.65	301,907	4,580,547	3.80%	0.40%	1.85%	22.51%	24.30%
2018	11.75	14.20	319,407	3,929,868	0.85%	0.40%	1.85%	(1.05)%	0.41%
MFS Value Series - Service Class
2022	$27.19	$33.97	28,793	$840,262	1.14%	0.75%	1.30%	(7.35)%	(6.84)%
2021	29.35	36.46	32,921	1,032,660	1.15%	0.75%	1.30%	23.54%	24.22%
2020	23.76	29.35	40,249	1,021,212	1.39%	0.75%	1.30%	1.89%	2.45%
2019	23.32	28.65	42,088	1,041,862	1.90%	0.75%	1.30%	27.83%	28.54%
2018	18.24	22.29	44,709	863,397	1.33%	0.75%	1.30%	(11.52)%	(11.03)%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S
2022	$11.44	$11.60	11,250	$130,146	0.00%	1.20%	1.40%	(12.51)%	(12.34)%
2021	13.07	13.24	8,121	107,066	0.23%	1.20%	1.40%	16.30%	16.54%
2020	11.24	11.36	14,890	168,817	0.86%	1.20%	1.40%	6.75%	6.97%
2019	10.53	10.62	14,644	155,272	0.16%	1.20%	1.40%	13.66%	13.88%
2018	9.26	9.32	14,517	135,201	0.00%	1.20%	1.40%	(8.09)%	(7.90)%
PIMCO All Asset - Advisor Class
2022	$12.08	$12.23	18,530	$225,786	7.60%	1.20%	1.65%	(13.31)%	(12.92)%
2021	13.94	14.04	16,590	232,539	10.93%	1.20%	1.65%	14.31%	14.66%
06/01/2020 - 12/31/2020	12.22	12.25	10,124	123,977	4.31%	1.20%	1.50%	16.16%	16.36%
PIMCO CommodityRealReturn Strategy - Advisor Class
2022	$7.01	$14.12	196,177	$1,544,000	21.57%	0.30%	1.85%	6.68%	8.34%
2021	6.57	13.03	121,791	912,209	4.35%	0.30%	1.85%	30.67%	32.71%
2020	5.03	9.82	72,940	404,040	6.21%	0.30%	1.85%	(0.63)%	0.07%
2019	5.06	5.61	90,377	497,928	4.29%	1.10%	1.85%	9.31%	10.08%
2018	4.63	5.10	49,491	248,874	1.93%	1.10%	1.85%	(15.78)%	(15.15)%
PIMCO Income - Advisor Class
2022	$10.09	$10.46	179,837	$1,841,783	3.75%	0.30%	1.80%	(9.07)%	(8.07)%
2021	11.18	11.38	122,952	1,381,349	2.83%	0.30%	1.65%	0.48%	1.49%
06/01/2020 - 12/31/2020	11.10	11.20	33,645	375,263	2.92%	0.40%	1.65%	7.85%	7.85%

See Notes to Financial Statements	SA-52	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

PIMCO Total Return Institutional Class (5)
12/06/2022 - 12/31/2022	$8.47	$8.47	7,740	$65,565	4.68%	0.45%	0.45%	(1.04)%	(1.04)%
Schwab VIT Balanced
2022	$13.31	$13.31	305,434	$4,065,192	1.43%	0.60%	0.60%	(15.22)%	(15.22)%
2021	15.70	15.70	320,556	5,032,331	1.32%	0.60%	0.60%	7.54%	7.54%
2020	14.60	14.60	338,208	4,937,141	1.89%	0.60%	0.60%	7.58%	7.58%
2019	13.57	13.57	289,601	3,929,665	1.56%	0.60%	0.60%	13.56%	13.56%
2018	11.95	11.95	249,889	2,985,903	1.37%	0.60%	0.60%	(5.21)%	(5.21)%
Schwab VIT Balanced with Growth
2022	$15.23	$15.23	476,004	$7,251,571	1.62%	0.60%	0.60%	(16.51)%	(16.51)%
2021	18.25	18.25	477,854	8,718,882	1.34%	0.60%	0.60%	10.76%	10.76%
2020	16.47	16.47	530,580	8,740,754	2.03%	0.60%	0.60%	9.43%	9.43%
2019	15.05	15.05	564,874	8,503,866	1.87%	0.60%	0.60%	17.34%	17.34%
2018	12.83	12.83	581,801	7,464,217	1.51%	0.60%	0.60%	(7.26)%	(7.26)%
Schwab VIT Growth
2022	$17.29	$17.29	210,378	$3,636,909	1.73%	0.60%	0.60%	(17.74)%	(17.74)%
2021	21.01	21.01	223,031	4,686,910	1.32%	0.60%	0.60%	13.98%	13.98%
2020	18.44	18.44	251,894	4,644,075	2.01%	0.60%	0.60%	10.67%	10.67%
2019	16.66	16.66	289,593	4,824,304	1.83%	0.60%	0.60%	20.12%	20.12%
2018	13.87	13.87	334,031	4,632,531	2.17%	0.60%	0.60%	(8.91)%	(8.91)%
State Street Total Return V.I.S. Class 3
2022	$8.59	$22.37	927,873	$14,276,548	0.40%	0.30%	2.00%	(18.37)%	(16.97)%
2021	10.43	26.97	955,868	18,323,032	1.85%	0.30%	2.00%	10.96%	12.86%
2020	12.06	23.92	1,018,022	17,562,108	1.59%	0.30%	2.00%	4.04%	5.82%
2019	11.51	22.63	1,121,297	18,687,701	2.04%	0.30%	2.00%	13.28%	15.22%
2018	10.09	19.66	1,287,844	18,863,671	1.80%	0.30%	2.00%	(8.47)%	(6.98)%
T. Rowe Price Health Sciences - I (5)
07/01/2022 - 12/31/2022	$9.17	$9.17	1,529	$14,012	0.00%	0.45%	0.45%	4.53%	4.53%
VanEck VIP Global Resources Class S
2022	$8.24	$11.39	204,817	$1,875,835	1.39%	0.30%	1.85%	6.20%	7.80%
2021	7.76	10.57	193,779	1,643,060	0.33%	0.30%	1.80%	16.68%	18.32%
2020	6.74	8.93	135,896	991,527	0.72%	0.30%	1.70%	16.82%	18.47%
2019	5.77	7.54	155,799	972,038	0.00%	0.30%	1.70%	9.67%	11.21%
2018	5.26	6.78	143,414	811,546	0.00%	0.30%	1.70%	(29.64)%	(28.64)%
Vanguard VIF Balanced (5)
05/31/2022 - 12/31/2022	$9.92	$9.92	145,591	$1,443,709	0.00%	0.45%	0.60%	(3.89)%	(3.89)%
Vanguard VIF Conservative Allocation (5)
10/13/2022 - 12/31/2022	$8.77	$8.80	99,839	$876,253	0.00%	0.45%	0.60%	4.51%	4.51%
Vanguard VIF Real Estate Index (5)
07/01/2022 - 12/31/2022	$9.79	$9.79	1,243	$12,171	0.00%	0.45%	0.45%	(9.20)%	(9.20)%
Vanguard VIF Total International Stock Market Index (5)
10/24/2022 - 12/31/2022	$8.56	$8.56	3,677	$31,497	0.00%	0.60%	0.60%	12.87%	12.87%

See Notes to Financial Statements	SA-53	See explanation of references on page SA-54

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages SA-43 to SA-53

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as as mortality and expense risk ("M&E") fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(4)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each variable account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Operations commenced or resumed during 2022 (See Note 1 in Notes to Financial Statements).

(6)	The annualized investment income ratios for the American Funds IS Asset Allocation Class 1, American Funds IS The Bond Fund of America Class 1, and DFA VA US Large Value Institutional Class Variable Accounts were 25.66%, 17.51%, and 24.34%, respectively, for 2022. The high investment income ratios were due to large purchases received shortly before the annual investment income distributions in 2022.

See Notes to Financial Statements	SA-54

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2022, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Fund II, Inc., DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2022 are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

The following Variable Accounts changed names during 2022:

Current Variable Account Names	Former Variable Account Names
Large-Cap Core Class I	Main Street Core Class I
PSF Avantis Balanced Allocation Class D	PSF DFA Balanced Allocation Class D
Delaware Ivy VIP Asset Strategy Class II	Ivy VIP Asset Strategy Class II
Delaware Ivy VIP Energy Class II	Ivy VIP Energy Class II

The following Variable Accounts commenced or resumed operations during 2022:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Intermediate Bond Class I	April 18, 2022	BlackRock Small Cap Index V.I. Class I	October 24, 2022
PSF Avantis Balanced Allocation Class P	December 6, 2022	DFA VA US Large Value Institutional Class	December 6, 2022
Pacific Dynamix - Growth Class P	July 1, 2022	Franklin Rising Dividends VIP Class 1	August 25, 2022
Invesco V.I. Technology Series I	July 1, 2022	PIMCO Total Return Institutional Class	December 6, 2022
American Funds IS Asset Allocation Class 1	December 6, 2022	T. Rowe Price Health Sciences - I	July 1, 2022
American Funds IS Growth Class 1	December 6, 2022	Vanguard VIF Balanced	May 31, 2022
American Funds IS Growth-Income Class 1	August 25, 2022	Vanguard VIF Conservative Allocation	October 13, 2022
American Funds IS The Bond Fund of America Class 1	August 25, 2022	Vanguard VIF Real Estate Index	July 1, 2022
BlackRock S&P 500 Index V.I. Class I	October 24, 2022	Vanguard VIF Total International Stock Market Index	October 24, 2022

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the "Contracts"). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

SA-55

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 percent. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2022.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A deducts from the Separate Account daily charges for mortality and expense risks ("M&E") and administrative fees PL&A assumes, and  additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with their respective annual expense rates, are summarized in the following table. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values. M&E fees and administrative fees are included in the Statements of Operations.

	Death Benefit Options
		With Return of Investment
Pacific Advisory Contracts	Standard Death Benefit	(ROI) Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Platform Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.45%	0.60%

Pacific Choice Contracts (Without Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up	Stepped-Up Death Benefit	Stepped-Up Death Benefit	Stepped-Up Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

SA-56

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Return of Purchase
Pacific Choice Income	Standard Death Benefit	Payments Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	1.15%	1.30%

Pacific Destinations and		With Stepped-Up	With Stepped-Up
Pacific Destination - O Series Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit II Rider
M&E Charge	0.60%	0.60%	0.60%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.20%
Total Annual Expenses	0.75%	0.95%	0.95%

		With Stepped-Up
Pacific Destinations B Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider and Four Year
Pacific Journey Select Contracts	Withdrawal Charge Option	Benefit Rider Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider II and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider II and Four Year
Pacific Navigator Contracts	Withdrawal Charge Option	Benefit Rider II Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider II Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Pacific Odyssey Contracts		With Stepped-Up
(issued on or after 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

Pacific Odyssey Contracts		With Stepped-Up
(issued prior to 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.40%	0.60%

		With Stepped-Up
Pacific One Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

SA-57

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Stepped-Up
Pacific Portfolios Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

		With Return of Purchase	With Stepped-Up
Pacific Quest	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.70%	0.70%	0.70%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.10%	0.40%
Total Annual Expenses	0.95%	1.05%	1.35%

Pacific Value and		With Stepped-Up
Pacific Innovations Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.65%	1.85%

		With Stepped-Up
Pacific Value Edge Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.80%	2.00%

		With Stepped-Up
Pacific Value Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

		With Stepped-Up
Pacific Voyages Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Schwab Retirement Income		With Return of Purchase	With Stepped-Up
Variable Annuity Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

SA-58

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets from contract owner transactions in the accompanying Statements of Changes in Net Assets. For certain Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"). The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2022, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2022, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	36,910	(19,092)	17,818	23,333	(18,091)	5,242
Diversified Bond Class I	140,042	(247,196)	(107,154)	346,871	(251,515)	95,356
Floating Rate Income Class I	247,576	(201,754)	45,822	150,473	(156,213)	(5,740)
High Yield Bond Class I	114,607	(136,840)	(22,233)	73,039	(55,847)	17,192
Inflation Managed Class I	288,404	(167,793)	120,611	232,931	(134,049)	98,882
Intermediate Bond Class I	35,268	(4,673)	30,595
Managed Bond Class I	69,178	(269,352)	(200,174)	185,863	(251,755)	(65,892)
Short Duration Bond Class I	185,946	(249,633)	(63,687)	386,976	(297,646)	89,330
Emerging Markets Debt Class I	9,681	(41,580)	(31,899)	29,300	(20,389)	8,911
Dividend Growth Class I	241,616	(108,364)	133,252	183,576	(133,704)	49,872
Equity Index Class I	686,325	(542,529)	143,796	865,539	(565,571)	299,968

SA-59

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Focused Growth Class I	48,792	(74,473)	(25,681)	50,688	(60,072)	(9,384)
Growth Class I	61,390	(52,305)	9,085	67,895	(57,509)	10,386
Hedged Equity Class I	1,595,899	(114,363)	1,481,536	559,017	(2,787)	556,230
Large-Cap Core Class I	47,340	(57,043)	(9,703)	19,945	(46,308)	(26,363)
Large-Cap Growth Class I	78,118	(96,364)	(18,246)	64,906	(151,508)	(86,602)
Large-Cap Value Class I	108,348	(89,564)	18,784	90,187	(74,130)	16,057
Mid-Cap Equity Class I	55,515	(34,006)	21,509	71,857	(50,162)	21,695
Mid-Cap Growth Class I	59,725	(68,758)	(9,033)	77,440	(77,109)	331
Mid-Cap Value Class I	28,818	(68,463)	(39,645)	114,780	(58,212)	56,568
Small-Cap Equity Class I	58,883	(20,946)	37,937	22,552	(31,826)	(9,274)
Small-Cap Growth Class I	48,131	(53,594)	(5,463)	36,751	(47,350)	(10,599)
Small-Cap Index Class I	107,318	(79,605)	27,713	178,452	(100,057)	78,395
Small-Cap Value Class I	62,907	(57,951)	4,956	106,393	(113,646)	(7,253)
Value Class I	71,259	(37,184)	34,075	15,100	(33,515)	(18,415)
Value Advantage Class I	59,551	(43,349)	16,202	128,204	(35,683)	92,521
Emerging Markets Class I	106,181	(90,983)	15,198	91,170	(87,636)	3,534
International Growth Class I	7,592	(60)	7,532	1,001	-	1,001
International Large-Cap Class I	30,642	(51,410)	(20,768)	59,361	(45,408)	13,953
International Small-Cap Class I	10,325	(11,333)	(1,008)	12,870	(14,104)	(1,234)
International Value Class I	88,252	(154,468)	(66,216)	90,111	(105,945)	(15,834)
Health Sciences Class I	96,557	(130,367)	(33,810)	153,456	(120,720)	32,736
Real Estate Class I	41,085	(54,026)	(12,941)	61,698	(82,311)	(20,613)
Technology Class I	143,798	(120,760)	23,038	127,001	(146,751)	(19,750)
ESG Diversified Class I	88,842	(2,806)	86,036	130,292	(482)	129,810
ESG Diversified Growth Class I	14,448	(2)	14,446	775	-	775
PSF Avantis Balanced Allocation Class D	255,430	(125,502)	129,928	231,443	(54,648)	176,795
PSF Avantis Balanced Allocation Class P	13,439	(10)	13,429
Pacific Dynamix - Conservative Growth Class I	280,753	(431,471)	(150,718)	338,515	(493,647)	(155,132)
Pacific Dynamix - Moderate Growth Class I	1,214,995	(1,250,924)	(35,929)	1,124,369	(1,000,491)	123,878
Pacific Dynamix - Growth Class I	2,833,827	(290,939)	2,542,888	2,218,321	(294,844)	1,923,477
Pacific Dynamix - Growth Class P	3,012	(23)	2,989
Portfolio Optimization Conservative Class I	1,016,226	(1,133,826)	(117,600)	1,131,286	(1,263,412)	(132,126)
Portfolio Optimization Moderate-Conservative Class I	346,152	(1,020,891)	(674,739)	283,400	(1,216,841)	(933,441)
Portfolio Optimization Moderate Class I	485,898	(2,828,269)	(2,342,371)	1,217,704	(3,517,573)	(2,299,869)
Portfolio Optimization Growth Class I	421,636	(1,809,838)	(1,388,202)	588,756	(2,370,441)	(1,781,685)
Portfolio Optimization Aggressive-Growth Class I	104,833	(355,453)	(250,620)	76,770	(505,183)	(428,413)
Invesco Oppenheimer V.I. International Growth Series II	9,154	(25,168)	(16,014)	40,708	(14,476)	26,232
Invesco V.I. Balanced-Risk Allocation Series II	321,142	(193,280)	127,862	149,435	(164,649)	(15,214)
Invesco V.I. Equity and Income Series II	51,559	(47,889)	3,670	39,955	(16,594)	23,361
Invesco V.I. Global Real Estate Series II	16,868	(90,768)	(73,900)	66,525	(19,284)	47,241
Invesco V.I. Global Series II	17,907	(18,247)	(340)	17,693	(11,982)	5,711
Invesco V.I. Technology Series I	1,933	(15)	1,918
American Century VP Mid Cap Value Class II	77,185	(55,435)	21,750	33,081	(33,021)	60
American Funds IS American High-Income Trust Class 4	47,233	(124,130)	(76,897)	158,803	(50,294)	108,509
American Funds IS Asset Allocation Class 1	12,913	(9)	12,904
American Funds IS Asset Allocation Class 4	1,381,587	(2,128,395)	(746,808)	1,316,607	(1,693,490)	(376,883)
American Funds IS Capital Income Builder Class 4	155,634	(69,446)	86,188	74,645	(38,110)	36,535
American Funds IS Capital World Bond Class 4	12,020	(24,716)	(12,696)	34,095	(14,149)	19,946
American Funds IS Capital World Growth and Income Class 4	38,485	(22,327)	16,158	40,171	(16,571)	23,600
American Funds IS Global Balanced Class 4	40,792	(22,821)	17,971	53,656	(100,926)	(47,270)
American Funds IS Global Growth Class 4	38,464	(35,495)	2,969	35,324	(57,250)	(21,926)
American Funds IS Global Small Capitalization Class 4	21,989	(36,537)	(14,548)	50,239	(8,147)	42,092
American Funds IS Growth Class 1	7,907	-	7,907
American Funds IS Growth Class 4	317,518	(226,779)	90,739	384,516	(316,423)	68,093
American Funds IS Growth-Income Class 1	1,900	(5)	1,895
American Funds IS Growth-Income Class 4	156,078	(127,664)	28,414	120,456	(168,952)	(48,496)
American Funds IS International Class 4	35,567	(24,330)	11,237	53,036	(41,114)	11,922

SA-60

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS International Growth and Income Class 4	9,681	(10,553)	(872)	14,115	(21,070)	(6,955)
American Funds IS Managed Risk Asset Allocation Class P2	98,288	(166,975)	(68,687)	194,831	(170,482)	24,349
American Funds IS New World Fund Class 4	47,301	(48,071)	(770)	82,515	(41,245)	41,270
American Funds IS The Bond Fund of America Class 1	9,142	(4)	9,138
American Funds IS The Bond Fund of America Class 4	178,094	(83,210)	94,884	144,644	(160,687)	(16,043)
American Funds IS U.S. Government Securities Class 4	77,672	(159,230)	(81,558)	46,975	(231,201)	(184,226)
American Funds IS Washington Mutual Investors Class 4	232,837	(132,437)	100,400	190,150	(65,904)	124,246
BlackRock 60/40 Target Allocation ETF V.I. Class I	418,422	(44,345)	374,077	317,647	(69,876)	247,771
BlackRock Capital Appreciation V.I. Class III	5,940	(1,058)	4,882	1,916	(3,894)	(1,978)
BlackRock Global Allocation V.I. Class III	420,507	(985,186)	(564,679)	700,153	(1,194,824)	(494,671)
BlackRock S&P 500 Index V.I. Class I	5,703	(29)	5,674
BlackRock Small Cap Index V.I. Class I	3,661	(18)	3,643
Delaware Ivy VIP Asset Strategy Class II	64,925	(14,111)	50,814	39,657	(1,798)	37,859
Delaware Ivy VIP Energy Class II	396,260	(283,340)	112,920	220,830	(124,822)	96,008
DFA VA US Large Value Institutional Class	5,743	-	5,743
Fidelity VIP Contrafund Service Class 2	230,350	(151,441)	78,909	295,086	(225,773)	69,313
Fidelity VIP FundsManager 60% Service Class 2	542,625	(259,881)	282,744	454,737	(233,495)	221,242
Fidelity VIP Government Money Market Service Class	3,144,120	(2,335,036)	809,084	1,482,607	(2,972,034)	(1,489,427)
Fidelity VIP Strategic Income Service Class 2	94,234	(185,011)	(90,777)	198,692	(80,924)	117,768
First Trust Dorsey Wright Tactical Core Class I	9,306	(45,294)	(35,988)	41,480	(7,199)	34,281
First Trust Multi Income Allocation Class I	60,261	(13,687)	46,574	23,291	(11,700)	11,591
First Trust/Dow Jones Dividend & Income Allocation Class I	417,762	(347,929)	69,833	461,101	(361,121)	99,980
Franklin Allocation VIP Class 2	1,161	(531)	630	499	(117)	382
Franklin Allocation VIP Class 4	97,862	(89,054)	8,808	109,665	(93,837)	15,828
Franklin Income VIP Class 2	201,448	(135,969)	65,479	92,574	(106,812)	(14,238)
Franklin Mutual Global Discovery VIP Class 2	62,316	(86,150)	(23,834)	13,774	(84,552)	(70,778)
Franklin Rising Dividends VIP Class 1	1,305	(35)	1,270
Franklin Rising Dividends VIP Class 2	67,291	(75,958)	(8,667)	77,058	(138,084)	(61,026)
Templeton Global Bond VIP Class 2	35,918	(157,684)	(121,766)	108,533	(158,457)	(49,924)
Janus Henderson Balanced Service Shares	5,287,238	(2,334,046)	2,953,192	5,117,190	(1,999,232)	3,117,958
Janus Henderson Flexible Bond Service Shares	22,792	(62,235)	(39,443)	141,707	(80,691)	61,016
JPMorgan Insurance Trust Global Allocation Class 2	4,171	(9,079)	(4,908)	13,856	(10,197)	3,659
JPMorgan Insurance Trust Income Builder Class 2	590	(5,984)	(5,394)	9,340	(16,695)	(7,355)
ClearBridge Variable Aggressive Growth - Class II	15,372	(35,756)	(20,384)	46,185	(6,831)	39,354
Lord Abbett Bond Debenture Class VC	58,624	(147,955)	(89,331)	158,462	(81,212)	77,250
Lord Abbett Total Return Class VC	60,154	(107,298)	(47,144)	162,099	(132,200)	29,899
MFS Massachusetts Investors Growth Stock - Service Class	2,177	(3,732)	(1,555)	594	(4,660)	(4,066)
MFS Total Return Series - Service Class	482,559	(268,745)	213,814	376,413	(296,779)	79,634
MFS Utilities Series - Service Class	76,988	(64,004)	12,984	37,927	(42,719)	(4,792)
MFS Value Series - Service Class	719	(4,847)	(4,128)	1,269	(8,597)	(7,328)
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	4,525	(1,396)	3,129	2,001	(8,770)	(6,769)
PIMCO All Asset - Advisor Class	2,484	(544)	1,940	9,878	(3,412)	6,466
PIMCO CommodityRealReturn Strategy - Advisor Class	229,080	(154,694)	74,386	61,466	(12,615)	48,851
PIMCO Income - Advisor Class	118,701	(61,816)	56,885	101,535	(12,228)	89,307
PIMCO Total Return - Institutional Class	7,740	-	7,740
Schwab VIT Balanced	121,758	(136,880)	(15,122)	32,477	(50,129)	(17,652)
Schwab VIT Balanced with Growth	39,259	(41,109)	(1,850)	3,674	(56,400)	(52,726)
Schwab VIT Growth	48,918	(61,571)	(12,653)	24,316	(53,179)	(28,863)
State Street Total Return V.I.S. Class 3	78,896	(106,891)	(27,995)	39,905	(102,059)	(62,154)
T. Rowe Price Health Sciences - I	1,541	(12)	1,529
VanEck VIP Global Resources Class S	88,637	(77,599)	11,038	94,329	(36,446)	57,883
Vanguard VIF Balanced	223,764	(78,173)	145,591
Vanguard VIF Conservative Allocation	100,043	(204)	99,839
Vanguard VIF Real Estate Index	1,252	(9)	1,243
Vanguard VIF Total International Stock Market Index	3,695	(18)	3,677

SA-61

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life & Annuity Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2022, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account A of Pacific Life & Annuity Company as of December 31, 2022, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 28, 2023

We have served as the auditor of Separate Account A of Pacific Life & Annuity Company since 2002.

SA-62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Diversified Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Floating Rate Income Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
High Yield Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Inflation Managed Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Intermediate Bond Class I	For the period April 18, 2022 (commencement of operations) through December 31, 2022
Managed Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Short Duration Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Emerging Markets Debt Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Dividend Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Equity Index Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Focused Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Hedged Equity Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 26, 2021 (commencement of operations) through December 31, 2021
Large-Cap Core Class I (formerly Main Street Core Class I)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Index Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Value Advantage Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Emerging Markets Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

SA-63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
International Growth Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from December 14, 2021 (commencement of operations) through December 31, 2021
International Large-Cap Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Small-Cap Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Health Sciences Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Real Estate Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Technology Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
ESG Diversified Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 14, 2021 (commencement of operations) through December 31, 2021
ESG Diversified Growth Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from December 20, 2021 (commencement of operations) through December 31, 2021
PSF Avantis Balanced Allocation Class D (Formerly PSF DFA Balanced Allocation Class D)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PSF Avantis Balanced Allocation Class P	For the period December 6, 2022 (commencement of operations) through December 31, 2022
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Growth Class P	For the period July 1, 2022 (commencement of operations) through December 31, 2022
Portfolio Optimization Conservative Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Moderate Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco Oppenheimer V.I. International Growth Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Balanced-Risk Allocation Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Equity and Income Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Global Real Estate Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Global Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Technology Series I	For the period July 1, 2022 (commencement of operations) through December 31, 2022

SA-64

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
American Century VP Mid Cap Value Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS American High-Income Trust Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Asset Allocation Class 1	For the period December 6, 2022 (commencement of operations) through December 31, 2022
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Capital Income Builder® Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Capital World Bond Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Capital World Growth and Income Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Global Balanced Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Global Growth Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Global Small Capitalization Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Growth Class 1	For the period December 6, 2022 (commencement of operations) through December 31, 2022
American Funds IS Growth Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Growth-Income Class 1	For the period August 25, 2022 (commencement of operations) through December 31, 2022
American Funds IS Growth-Income Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS International Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS International Growth and Income Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Managed Risk Asset Allocation Class P2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS New World Fund® Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS The Bond Fund of America Class 1	For the period August 25, 2022 (commencement of operations) through December 31, 2022
American Funds IS The Bond Fund of America Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS U.S. Government Securities Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Washington Mutual Investors Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® Capital Appreciation V.I. Class III	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® S&P 500 Index V.I. Class I	For the period October 24, 2022 (commencement of operations) through December 31, 2022
BlackRock® Small Cap Index V.I. Class I	For the period October 24, 2022 (commencement of operations) through December 31, 2022

SA-65

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Delaware Ivy VIP Asset Strategy Class II (Formerly Ivy VIP Asset Strategy Class II)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Delaware Ivy VIP Energy Class II (Formerly Ivy VIP Energy Class II)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
DFA VA US Large Value Institutional Class	For the period December 6, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP FundsManager® 60% Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Strategic Income Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
First Trust Dorsey Wright Tactical Core Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
First Trust Multi Income Allocation Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
First Trust/Dow Jones Dividend & Income Allocation Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Allocation VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Allocation VIP Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Income VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Mutual Global Discovery VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Rising Dividends VIP Class 1	For the period August 25, 2022 (commencement of operations) through December 31, 2022
Franklin Rising Dividends VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Templeton Global Bond VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Janus Henderson Balanced Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Janus Henderson Flexible Bond Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
JPMorgan Insurance Trust Global Allocation Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
JPMorgan Insurance Trust Income Builder Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Total Return Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Massachusetts Investors Growth Stock - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

SA-66

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
MFS® Total Return Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Utilities Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Value Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PIMCO All Asset - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from June 1, 2020 (commencement of operations) through December 31, 2020
PIMCO CommodityRealReturn® Strategy - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PIMCO Income - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from June 1, 2020 (commencement of operations) through December 31, 2020
PIMCO Total Return Institutional Class	For the period December 6, 2022 (commencement of operations) through December 31, 2022
Schwab VIT Balanced	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Schwab VIT Balanced with Growth	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Schwab VIT Growth	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
T. Rowe Price Health Sciences - I	For the period July 1, 2022 (commencement of operations) through December 31, 2022
VanEck VIP Global Resources Class S	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Vanguard® VIF Balanced	For the period May 31, 2022 (commencement of operations) through December 31, 2022
Vanguard® VIF Conservative Allocation	For the period October 13, 2022 (commencement of operations) through December 31, 2022
Vanguard® VIF Real Estate Index	For the period July 1, 2022 (commencement of operations) through December 31, 2022
Vanguard® VIF Total International Stock Market Index	For the period October 24, 2022 (commencement of operations) through December 31, 2022

SA-67

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis

as of December 31, 2022 and 2021 and

for the years ended December 31, 2022, 2021 and 2020,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2022,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2022

and Independent Auditor’s Report

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

INDEPENDENT AUDITOR’S REPORT

Pacific Life & Annuity Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life & Annuity Company (the “Company”), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2022 and 2021, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2022, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2022 are presented for purposes of additional analysis and are not a required part of the 2022 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

April 3, 2023

Pacific Life & Annuity Company

STATEMENTS OF ADMITTED ASSETS,

LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS

	December 31,
(In Thousands, except share data)	2022	2021
ADMITTED ASSETS
Bonds	$5,033,766	$4,533,525
Common stocks	5,592	3,647
Mortgage loans	403,315	377,880
Cash and cash equivalents	333,373	74,065
Contract loans	9,483	9,747
Derivatives	11,844	16,169
Other invested assets	92,200	33,606
Investment income due and accrued	59,059	51,393
Net deferred tax asset	16,948	15,664
Other assets	12,408	8,891
Separate account assets	2,909,502	3,490,561

TOTAL ADMITTED ASSETS	$8,887,490	$8,615,148

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$4,519,506	$3,731,027
Liability for deposit-type contracts	936,383	860,645
Transfers to separate accounts due or accrued, net	(64,143)	(55,187)
Other liabilities	110,103	48,417
Asset valuation reserve	2,193	2,808
Separate account liabilities	2,909,502	3,490,561
TOTAL LIABILITIES	8,413,544	8,078,271
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	2,900	2,900
Paid-in surplus	134,607	134,607
Unassigned surplus	336,439	399,370
TOTAL CAPITAL AND SURPLUS	473,946	536,877

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$8,887,490	$8,615,148

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

STATEMENTS OF OPERATIONS - STATUTORY BASIS

	Years Ended December 31,
(In Thousands)	2022	2021	2020
REVENUES
Premiums and annuity considerations	$1,198,734	$583,009	$452,814
Net investment income	239,548	224,787	241,295
Separate account fees	62,723	65,872	57,913
Other income	10,091	5,979	8,564
TOTAL REVENUES	1,511,096	879,647	760,586

BENEFITS AND EXPENSES
Current and future policy benefits	1,470,649	755,840	621,018
Commission expense	45,600	36,397	33,684
Operating expenses	25,517	21,505	29,345
TOTAL BENEFITS AND EXPENSES	1,541,766	813,742	684,047

NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME TAXES	(30,670)	65,905	76,539
Federal income tax expense	2,428	6,223	9,399

NET GAIN (LOSS) FROM OPERATIONS	(33,098)	59,682	67,140
Net realized capital gains (losses) less tax	15,011	(27,552)	(59,775)

NET INCOME (LOSS)	$(18,087)	$32,130	$7,365

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

STATEMENTS OF CAPITAL AND SURPLUS - STATUTORY BASIS

	Common	Paid-in	Unassigned
(In Thousands)	Stock	Surplus	Surplus	Total
BALANCES, JANUARY 1, 2020	$2,900	$134,607	$408,073	$545,580
Net income			7,365	7,365
Change in net unrealized capital gains less tax			9,913	9,913
Change in net deferred income tax			3,223	3,223
Change in nonadmitted assets			1,360	1,360
Change in reserve on account of change in valuation basis			13,565	13,565
Change in asset valuation reserve			13,954	13,954
Dividend paid to parent			(40,000)	(40,000)
Other surplus transactions, net			(190)	(190)
BALANCES, DECEMBER 31, 2020	2,900	134,607	417,263	554,770
Net income			32,130	32,130
Change in net unrealized capital gains less tax			(11,356)	(11,356)
Change in net deferred income tax			3,523	3,523
Change in nonadmitted assets			(2,209)	(2,209)
Change in asset valuation reserve			1,870	1,870
Dividend paid to parent			(41,700)	(41,700)
Other surplus transactions, net			(151)	(151)
BALANCES, DECEMBER 31, 2021	2,900	134,607	399,370	536,877
Net loss			(18,087)	(18,087)
Change in net unrealized capital losses less tax			(46,536)	(46,536)
Change in net deferred income tax			17,721	17,721
Change in nonadmitted assets			(16,479)	(16,479)
Change in asset valuation reserve			615	615
Other surplus transactions, net			(165)	(165)

BALANCES, DECEMBER 31, 2022	$2,900	$134,607	$336,439	$473,946

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

STATEMENTS OF CASH FLOWS - STATUTORY BASIS

	Years Ended December 31,
(In Thousands)	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$1,198,670	$583,076	$452,806
Net investment income	232,325	224,183	237,736
Other income	72,833	71,832	66,481
Benefits and loss related payments	(607,114)	(648,079)	(504,585)
Net transfers (to) from separate accounts	(39,936)	49,459	38,199
Commissions, expenses paid and other deductions	(70,121)	(58,044)	(53,155)
Federal income taxes paid	(7,515)	(8,696)	(7,389)
NET CASH PROVIDED BY OPERATING ACTIVITIES	779,142	213,731	230,093

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	150,739	297,035	268,294
Stocks		4,087
Mortgage loans	23,218	37,958	22,365
Other invested assets		958	988
Miscellaneous proceeds	30,220	4,883	19,017
Cost of investments acquired
Bonds	(651,229)	(490,787)	(381,424)
Stocks	(1,944)	(1,276)
Mortgage loans	(48,629)	(29,963)
Other invested assets			(151)
Miscellaneous applications	(67,351)	(39,561)	(81,483)
Net (increase) decrease in contract loans	263	(1,597)	134
NET CASH USED IN INVESTING ACTIVITIES	(564,713)	(218,263)	(152,260)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits (withdrawals) on deposit-type contracts	33,002	(35,135)	11,931
Dividend paid to parent		(21,694)	(40,000)
Other cash provided (applied)	11,877	858	(1,968)
NET CASH PROVIDED BY (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES	44,879	(55,971)	(30,037)
Net change in cash and cash equivalents	259,308	(60,503)	47,796
Cash and cash equivalents, beginning of year	74,065	134,568	86,772

CASH AND CASH EQUIVALENTS, END OF YEAR	$333,373	$74,065	$134,568

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$61,082	$36,708	$80,985
Bond dividend paid to parent		20,006

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (PL&A or the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life). The Company markets and distributes life insurance and annuities. The Company is licensed to sell certain of its products in the state of New York.

The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were New York and Missouri representing 78% and 17%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2022. No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (U.S. GAAP). The AZ DIFI has adopted the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP), subject to any deviations prescribed or permitted by the AZ DIFI, of which there were none.

NAIC SAP differs in certain respects, which in some cases are material, from U.S. GAAP (Note 2).

The transactions with related parties may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as a stand-alone entity.

The Company has evaluated events subsequent to December 31, 2022 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that required adjustments.

Economic and capital market uncertainties have arisen as a result of the spread of COVID-19. The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain and cannot be reasonably estimated as of the date of this filing. Interest rates and equity market levels have had the most significant effect on the Company’s financial statements. COVID-19 related claims have not been material for the years ended December 31, 2022 and 2021. The Company continues to actively monitor direct and indirect impacts of the pandemic on its financial statements, especially in relation to claims and the investments portfolio.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECONCILIATION FROM ANNUAL REPORT TO THE AUDITED FINANCIAL STATEMENTS - STATUTORY BASIS

Subsequent to the filing of the Company’s 2022 Annual Statement, the Company determined the activity for miscellaneous proceeds and miscellaneous applications on the statement of cash flows were not properly presented as of December 31, 2022, which resulted in the reconciliations included in the table below. There was no impact to surplus or net income (loss).

	Annual Report	Change	Audited Financial Statements
		(In Thousands)
Statement of Cash Flows - Statutory Basis
For the year ended December 31, 2022:
Cash flows from investing activities:
Miscellaneous proceeds	$63,352	$(33,132)	$30,220
Miscellaneous applications	(100,483)	33,132	(67,351)

Net cash used in investing activities	(564,713)	—	(564,713)

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

The Inflation Reduction Act was enacted on August 16, 2022 and imposes a 15% Corporate Alternative Minimum Tax (CAMT) on corporations with three-year average adjusted financial statement income over $1.0 billion that is effective January 1, 2023. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

During the fourth quarter of 2022, the NAIC revised Interpretation 22-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax (INT 22-02), that for a limited time provides a partial exception to SSAP No. 101, Income Taxes, and SSAP No. 9, Subsequent Events. Under INT 22-02, changes in estimates related to Corporate Alternative Minimum Tax (CAMT) that arise from the Inflation Reduction Act need not be recognized in the year ended December 31, 2022 financial statements - statutory basis nor recognized as Type 1 subsequent events; rather, the Company needs to determine if it will be liable for CAMT in 2023. On December 13, 2022, NAIC extended the exceptions of INT 22-02 to apply for the December 31, 2022 and March 31, 2023 financial statements - statutory basis with automatic nullification on June 15, 2023. The Company has determined that the consolidated group of corporations of which the Company is a member expects to be subject to the CAMT; however, the Company has not determined if it expects to be liable for the CAMT. Accordingly, the year ended December 31, 2022 financial statements - statutory basis do not include an estimated impact of the CAMT because a reasonable estimate cannot be made.

Effective January 1, 2021, the Company adopted revisions to Statement of Statutory Accounting Principles (SSAP) No. 86, Derivatives, to ensure reporting consistency for derivatives with financing components. A financing derivative is one which the premium to acquire the derivative is paid throughout the derivative term, or at maturity. The revisions require that at acquisition and subsequently, the gross reported fair value of the derivative shall exclude the impact of the financing premiums and the premiums payable shall be separately reported as payable for securities. The impact of the adoption on January 1, 2021 was an increase to Derivatives of $0.7 million, an increase to Investment Income Due and Accrued of $0.8 million and an increase to Payable for Securities included in Other liabilities of $1.5 million.

Effective January 1, 2021, the Company adopted SSAP No. 26R, Bonds, and SSAP No. 32R, Preferred Stock, which clarified the valuation and measurement for perpetual bonds and stocks held as investments. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost. Perpetual preferred stocks shall now be reported at fair value, not to exceed any current effective call price. For perpetual bonds and preferred stocks recorded at fair value, changes in fair value are recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. The impact of this adoption on the Company’s financial statements - statutory basis was immaterial.

Variable annuity contracts are subject to Actuarial Guideline 43 (AG43) and the Valuation Manual section VM-21 (VM-21). As a result of updates to AG43 and VM-21, effective January 1, 2020, for all variable annuity contracts, $13.6 million of reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis, on the statements of capital and surplus - statutory basis.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security’s effective interest rate. The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt. As of December 31, 2022, 2021 and 2020, no loans were considered impaired or in nonaccrual status. The Company did not recognize any interest income on mortgage loans using the cash-basis of accounting during the years ended December 31, 2022, 2021 or 2020. No mortgage loans were derecognized as a result of foreclosure during the years ended December 31, 2022, 2021 and 2020.

Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, partnerships and limited liability companies, including affiliated companies, as well as those in which the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis and the OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting, as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the Interest Maintenance Reserve (IMR). Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The IMR of $5.1 million and $5.1 million is included in other liabilities as of December 31, 2022 and 2021, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners’ Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.00% to 4.50%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners’ Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest ranging from 1.00% to 6.50%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest ranging from 1.00% to 4.25%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the summary of operations when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged primarily from 1.00% to 6.50%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2022, 2021 and 2020, individual life and annuity premiums assumed were an immaterial amount, and premiums ceded were $4.0 million, $3.7 million and $3.7 million, respectively. As of December 31, 2022 and 2021, reserve credits recorded on ceded reinsurance were $7.1 million and $7.6 million, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $1.6 million and $1.7 million as of December 31, 2022 and 2021, respectively.

The Company has ceded reinsurance contracts in place with a reinsurer whose financial stability has deteriorated. In March, 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order in which the regulator shall conduct and continue business of the reinsurer. As of December 31, 2022, the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s financial statements - statutory basis.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of Pacific Mutual Holding Company (PMHC), the Company’s ultimate parent. In addition to the Company, included in PMHC’s consolidated return are the following entities: Pacific LifeCorp, Pacific Life, Pacific Alliance Reinsurance Company of Vermont, Pacific Baleine Reinsurance Company, Pacific Life Fund Advisors LLC (PLFA,), and Pacific Life Re Global Limited.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts. The Company’s separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

Separate account assets are primarily invested in mutual funds, but are also invested in hedge funds.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company’s actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2022 and 2021, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains of bonds and cash equivalents are shown below. Cash equivalents as of December 31, 2022 and 2021 were $311.1 million and $76.2 million, respectively. See Note 4 for information on the Company’s fair value measurements.

			Net
	Book/Adjusted		Unrealized
	Carrying		Gains
	Value	Fair Value	(Losses)
		(In Thousands)
December 31, 2022:
U.S. Government	$9,271	$8,949	$(322)
All other governments	31,465	28,875	(2,590)
U.S. states, territories and possessions	8,870	7,632	(1,238)
U.S. political subdivisions of states, territories and possessions	63,679	64,856	1,177
U.S. special revenue and special assessment obligations	338,906	341,704	2,798
Industrial and miscellaneous	4,470,809	4,115,699	(355,110)
LBASS:
Residential mortgage-backed securities (RMBS)	52,092	46,700	(5,392)
Commercial mortgage-backed securities (CMBS)	129,352	120,132	(9,220)
Other	240,393	235,775	(4,618)
Total	$5,344,837	$4,970,322	$(374,515)

	Book/Adjusted		Net
	Carrying		Unrealized
	Value	Fair Value	Gains
		(In Thousands)
December 31, 2021:
U.S. Government	$9,079	$9,549	$470
All other governments	31,479	35,016	3,537
U.S. states, territories and possessions	8,838	10,489	1,651
U.S. political subdivisions of states, territories and possessions	58,184	69,903	11,719
U.S. special revenue and special assessment obligations	279,601	376,641	97,040
Industrial and miscellaneous	4,003,481	4,621,915	618,434
LBASS:
RMBS	69,353	72,957	3,604
CMBS	81,674	83,473	1,799
Other	68,075	71,712	3,637
Total	$4,609,764	$5,351,655	$741,891

The book/adjusted carrying value and fair value of bonds and cash equivalents as of December 31, 2022, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted
	Carrying
	Value	Fair Value

	(In Thousands)
Due in one year or less	$472,519	$471,230
Due after one year through five years	950,747	919,333
Due after five years through ten years	1,100,366	988,404
Due after ten years	2,399,368	2,188,748
	4,923,000	4,567,715
LBASS	421,837	402,607
Total	$5,344,837	$4,970,322

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Thousands)
December 31, 2022:
U.S. Government	$3,125	$29	$5,796	$293	$8,921	$322
All other governments	11,250	719	10,146	2,442	21,396	3,161
U.S. special revenue and special assessment obligations	106,311	14,999	15,015	5,424	121,326	20,423
Industrial and miscellaneous	2,603,900	310,685	281,808	103,567	2,885,708	414,252
LBASS:
RMBS	15,996	1,752	19,524	5,022	35,520	6,774
CMBS	60,393	2,070	14,753	7,246	75,146	9,316
Other	109,139	4,368	5,640	1,794	114,779	6,162
Total	$2,910,114	$334,622	$352,682	$125,788	$3,262,796	$460,410

December 31, 2021:
U.S. Government	$6,020	$59			$6,020	$59
All other governments	12,237	370			12,237	370
U.S. special revenue and special assessment obligations	20,405	73			20,405	73
Industrial and miscellaneous	358,589	8,219	$19,455	$1,664	378,044	9,883
LBASS:
RMBS	27,685	736	2,697	48	30,382	784
CMBS	51,442	555			51,442	555
Other	13,735	873			13,735	873
Total	$490,113	$10,885	$22,152	$1,712	$512,265	$12,597

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The Company received prepayment penalties and acceleration of fees of $18 thousand, $5.9 million and $2.8 million from 17, 23 and 22 securities for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022, the Company does not have any securities lending agreements accounted for as a secured borrowing and did not have any repurchase agreements accounts for as a collateralized borrowing or reverse repurchase agreements accounted for as a collateralized lending.

Bonds with a book/adjusted carrying value of $6.2 million and $6.1 million as of December 31, 2022 and 2021, respectively, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2022	2021	2020

	(In Thousands)
Bonds:
Industrial and miscellaneous		$5,094
LBASS	$2,065
Total OTTI	$2,065	$5,094	$—

No OTTI was recognized on LBASS during the years ended December 31, 2022, 2021 and 2020 due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2022, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

Cusip	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value at time of OTTI	Date of Financial Statement When Reported

(In Thousands)
10623*AA4	$7,097	$6,388	$709	$6,388	$6,388	3/31/2022
10623*AA4	6,388	5,032	1,356	5,032	5,032	9/30/2022
Total			$2,065

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2022			December 31, 2021
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value

	(In Thousands)			(In Thousands)
U.S. special revenue and special assessment obligations	—	$—	$—	2	$7,896	$8,022
Total	—	$—	$—	2	$7,896	$8,022

Proceeds, gross gains and gross losses recognized on sales of bonds were $3.8 million, zero and $0.1 million, respectively, for the year ended December 31, 2022. Proceeds, gross gains and gross losses recognized on sales of bonds were $46.1 million, $1.8 million and zero, respectively, for the year ended December 31, 2021. Proceeds, gross gains and gross losses recognized on sales of bonds were $37.9 million, $1.9 million and $0.1 million for the year ended December 31, 2020.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2022:
Commercial	6.65%	5.70%

Year Ended December 31, 2021:
Commercial	3.10%	2.70%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 69%.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Commercial	Mezzanine	Total

December 31, 2022:	(In Thousands)
Current	$376,603	$26,712	$403,315

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)		$26,711	$26,711

	Commercial	Mezzanine	Total

December 31, 2021:	(In Thousands)
Current	$351,191	$26,689	$377,880

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19,122	$26,689	$45,811

(1)	All of the Company’s mortgage loans are participations with its parent company, Pacific Life. Such amount represents mortgage loan participations with both Pacific Life and unrelated third parties and excludes mortgage loan participations where the sole participants are the Company and Pacific Life.

The Company’s mortgage loans primarily finance various types of properties throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,		December 31,
	2022		2021
	(In Thousands)		(In Thousands)
California	$136,492	California	$109,154
Illinois	59,578	Illinois	59,568
Washington	32,677	Texas	46,999
Massachusetts	32,628	Georgia	33,716
Georgia	32,423	Washington	32,677
Texas	27,296	Massachusetts	32,605
New York	26,711	New York	26,689
Florida	19,878	District of Columbia	15,000
District of Columbia	15,000	North Carolina	9,768
North Carolina	9,570	Virginia	8,760
Other	11,062	Other	2,944
Total	$403,315	Total	$377,880

As of December 31, 2022 and 2021, the carrying value and percentage of total mortgage loans for the largest single loan in each of the above states is as follows:

	December 31,			December 31,
	2022			2021
	($ In Thousands)			($ In Thousands)
Illinois	$39,594	10%	Illinois	$39,583	10%
Washington	32,677	8%	Georgia	33,716	9%
Massachusetts	32,628	8%	Washington	32,677	9%
Georgia	32,423	8%	Massachusetts	32,605	9%
California	28,751	7%	California	28,086	7%
New York	26,711	7%	New York	26,689	7%
Florida	19,878	5%	Texas	18,714	5%
Texas	18,314	5%	District of Columbia	15,000	4%
District of Columbia	15,000	4%	North Carolina	9,768	3%
North Carolina	9,570	2%	Virginia	8,760	2%

These loans are secured by a variety of property types, primarily office buildings, retail, apartments and lodging.

As of December 31, 2022, 2021 and 2020, the Company recognized in net investment income prepayment income of zero, zero, and $2.5 million, respectively, for early pay off mortgage loans.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount. This includes troubled debt restructures (TDR) performing as agreed for more than one year.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/ or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2022 and 2021, the Company had no loans classified as Level 2.

The Company was working with borrowers who are experiencing financial difficulty as a direct result of the novel coronavirus COVID-19 pandemic (COVID-19). When necessary, the Company provided loan modifications to assist borrowers with their circumstances. These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement. On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are troubled debt restructures (TDR) consistent with the Coronavirus Aid, Relief and Economic Security Act (the CARES Act). The Consolidated Appropriations Act, signed into law on December 27, 2020 extended the relief offered in the CARES Act through January 1, 2022 and clarified that insurance companies were covered under the CARES Act. The Company’s loan modifications fell within the guidance of either the April 7, 2020 Interagency Statement or the CARES Act, both as adopted by the NAIC under Interpretation of the Statutory Accounting Principles Working Group (INT) 20-03, and do not qualify as TDRs.

Prior to January 1, 2022, the Company provided modifications in the form of principal and/or interest payment relief and extension of maturity dates to mortgage loans. As of December 31, 2022, the mortgage loans that are still in their modification period had a total book value of $72.3 million. These loans do not qualify as TDRs.

The following tables set forth mortgage loan credit levels as of December 31, 2022 and 2021 ($ In Thousands):

	December 31, 2022
			Level 1		Level 3
			Minimal Credit		Significant
	No Credit Concern		Concern		Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Office	$207,578	1.61					$207,578	1.61
Retail	32,677	2.55			$39,594	0.58	72,271	1.47
Apartment	64,374	1.49					64,374	1.49
Lodging	36,798	6.32					36,798	6.32
Industrial	20,000	2.24					20,000	2.24
Golf course			$2,294	0.80			2,294	0.80
Total	$361,427	2.19	$2,294	0.80	$39,594	0.58	$403,315	2.02

	December 31, 2021
			Level 1		Level 3
			Minimal Credit		Significant
	No Credit Concern		Concern		Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Office	$199,593	1.79					$199,593	1.79
Retail	32,677	1.75			$39,583	0.75	72,260	1.20
Apartment	45,255	1.38					45,255	1.38
Lodging	37,854	4.28					37,854	4.28
Industrial	19,975	2.30					19,975	2.30
Golf course			$2,943	0.15			2,943	0.15
Total	$335,354	2.04	$2,943	0.15	$39,583	0.75	$377,880	1.89

JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2022 and 2021. The Company does not have impaired investments in joint ventures, partnerships and limited liability companies during the years ended December 31, 2022, 2021 and 2020, respectively.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2022 and 2021.

	Level 1	Level 2	Level 3	NAV	Total

December 31, 2022:	(In Thousands)
Assets:
Bonds:
Issuer obligations			$5,010		$5,010
LBASS			3,104		3,104
Total bonds	—	—	8,114	—	8,114

Common stocks:
Industrial and miscellaneous			5,592		5,592
Total common stocks	—	—	5,592	—	5,592

Derivatives:
Foreign currency and interest rate swaps		$605			605
Equity derivatives	$9,992		1,247		11,239
Total derivatives	9,992	605	1,247	—	11,844
Separate account assets (1)	2,894,457			$15,045	2,909,502
Total	$2,904,449	$605	$14,953	$15,045	$2,935,052

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$52,573			$52,573
Equity derivatives			$2		2
Total	$—	$52,573	$2	$—	$52,575

	Level 1	Level 2	Level 3	NAV	Total

December 31, 2021:	(In Thousands)
Assets:
Common stocks:
Industrial and miscellaneous			$3,647		$3,647
Total common stocks	—	—	3,647	—	3,647

Derivatives:
Foreign currency and interest rate swaps		$7,535			7,535
Equity derivatives	$6,391		2,243		8,634
Total derivatives	6,391	7,535	2,243	—	16,169
Separate account assets (1)	3,472,565			$17,996	3,490,561
Total	$3,478,956	$7,535	$5,890	$17,996	$3,510,377

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$4,716			$4,716
Equity derivatives			$316		316
Total	$—	$4,716	$316	$—	$5,032

(1)	Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS AND COMMON STOCKS

The fair values of bonds, preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods or unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2022.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

				Total Gains or (Losses)
	January 1, 2022	Transfers into Level 3 (1) (2)	Transfers out of Level 3	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2022

	(In Thousands)
Bonds
Issuer Obligations		$5,010							$5,010
LBASS		7,096		$(2,048)		$153		$(2,097)	3,104
Common stocks	$3,647					1,945			5,592
Derivatives, net	1,927			(632)	$589	76		(715)	1,245
Total	$5,574	$12,106	$—	$(2,680)	$589	$2,174	$—	$(2,812)	$14,951

				Total Gains or (Losses)
	January 1, 2021	Transfers into Level 3	Transfers out of Level 3	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2021

	(In Thousands)
Common stocks	$4,639			$32	$(33)	$1,276	$(2,267)		$3,647
Derivatives, net	1,280			2,849	(15)	777		$(2,964)	1,927
Total	$5,919	$—	$—	$2,881	$(48)	$2,053	$(2,267)	$(2,964)	$5,574

(1)	Transferred into Level 3 due to carrying value adjustments down to fair value.
(2)	Transfers in and/or out are recognized at the end of each quarter.

The book/adjusted carrying values and fair values of the Company’s financial instruments are presented in the following table.

	December 31, 2022
	Fair Value	Book/ Adjusted Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)

	(In Thousands)
Assets:
Bonds	$4,659,251	$5,033,766		$4,557,389	$101,862
Common stocks	5,592	5,592			5,592
Mortgage loans	358,254	403,315			358,254
Cash and cash equivalents	333,373	333,373	$333,373
Contract loans	9,483	9,483			9,483
Derivatives, net	(40,731)	(40,731)	9,992	(51,968)	1,245
Other invested assets (1)	21,921	24,940		21,921
Separate account assets	2,909,502	2,909,502	2,894,457			$15,045
Liabilities:
Liability for deposit-type contracts	933,990	936,383			933,990
Separate account liability for deposit type contracts	2,118	2,118			2,118

	December 31, 2021
	Fair Value	Book/ Adjusted Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)

	(In Thousands)
Assets:
Bonds	$5,275,417	$4,533,525		$5,201,142	$74,275
Common stocks	3,647	3,647			3,647
Mortgage loans	399,541	377,880			399,541
Cash and cash equivalents	74,065	74,065	$74,065
Contract loans	9,747	9,747			9,747
Derivatives, net	11,137	11,137	6,391	2,819	1,927
Other invested assets (1)	28,572	24,939		28,572
Separate account assets	3,490,561	3,490,561	3,472,565			$17,996
Liabilities:
Liability for deposit-type contracts	1,008,086	860,645			1,008,086
Separate account liability for deposit type contracts	3,462	3,462			3,462

(1) Excludes investments accounted for under the equity method.

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2022 and 2021:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH AND CASH EQUIVALENTS

Cash equivalents are money market mutual funds that have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. The carrying value of cash approximates the fair value.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are based on discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company’s derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

		Net
	Notional	Carrying
	Amount	Value	Fair Value

December 31, 2022:	(In Thousands)
Equity total return swaps	$22,384	$273	$273
Equity futures	189,827	9,992	9,992
Equity call options	41,980	972	972
Foreign currency swaps	2,678	511	511
Interest rate swaps	302,315	(52,479)	(52,479)
Total	$559,184	$(40,731)	$(40,731)

December 31, 2021:
Equity total return swaps	$26,529	$(316)	$(316)
Equity futures	122,866	6,391	6,391
Equity call options	41,360	2,243	2,243
Foreign currency swaps	3,213	506	506
Interest rate swaps	233,115	2,313	2,313
Total	$427,083	$11,137	$11,137

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

Cash collateral received from OTC counterparties was $0.7 million and $1.2 million as of December 31, 2022 and 2021, respectively. Cash collateral pledged to OTC counterparties was $65.7 million and $7.2 million as of December 31, 2022 and 2021, respectively.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company pledged cash to satisfy this collateral requirement. Cash pledged for initial margin was $10.0 million and $6.4 million as of December 31, 2022 and 2021, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2022, 2021 and 2020, $1.5 million, $1.5 million and $1.5 million, respectively, of option premium expense was recorded in net investment income for the one-year equity call options hedging life indexed account insurance products. This amount was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value		Ending Fair Value
	Years Ended		as of
	December 31,		December 31,
	2022	2021	2022		2021
			Asset	Liability	Asset	Liability

			(In Thousands)
Equity futures	$8,329	$6,914	$9,992		$6,391
Foreign currency swaps	496	538	511		506
Interest rate swaps	(31,277)	3,848		$52,479	7,029	$4,716
Equity total return swaps	57	90	275	2		316
Equity call options	7	13			34
Total	$(22,388)	$11,403	$10,778	$52,481	$13,960	$5,032

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments.

	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020

	Surplus			Net Realized Capital Gains (Losses)

	(In Thousands)
Equity futures	$7,973	$431	$(1,698)	$17,060	$(27,276)	$(62,345)
Equity total return swaps	589	(15)	2,192
Foreign currency swaps	(110)	(117)	(143)
Interest rate swaps	(55,114)	(11,762)	9,172
Equity call options		30	3
Total	$(46,662)	$(11,433)	$9,526	$17,060	$(27,276)	$(62,345)

For the years ended December 31, 2022, 2021 and 2020, net gains or (losses) from periodic net settlements recorded in net investment income were $5.5 million, ($1.8) million and $9.7 million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Thousands):

	Premium
Years Ending December 31:	Payments Due
2023	$1,577	(1)
2024
2025
2026
2027 and thereafter
Total undiscounted future settled premium commitments	$1,577

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

			Equity Call
			Option Fair
			Value
			Excluding
	Undiscounted		Impact of
	Future	Equity Call	Discounted
	Premium	Option Fair	Future Settled
Years Ending December 31:	Commitments	Value	Premiums
2022	$1,577	$972	$972
2021	1,501	2,243	2,243

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2022 and 2021, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. The Company’s credit exposure for OTC derivatives as of December 31, 2022 was $0.2 million. The maximum exposure to any single counterparty was $0.2 million as of December 31, 2022. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2022, 2021 and 2020. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

The Company does not have any derivatives accounted for under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees.

6.	INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Thousands)			(In Thousands)
Gross deferred tax assets	$63,551	$5,511	$69,062	$46,864	$5,244	$52,108
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	63,551	5,511	69,062	46,864	5,244	52,108
Deferred tax assets nonadmitted	38,573	2,563	41,136	22,624	1,999	24,623
Net admitted deferred tax asset	24,978	2,948	27,926	24,240	3,245	27,485
Deferred tax liabilities	8,030	2,948	10,978	8,576	3,245	11,821
Net admitted deferred tax asset	$16,948	$—	$16,948	$15,664	$—	$15,664

	Change during 2022
	Ordinary	Capital	Total

	(In Thousands)
Gross deferred tax assets	$16,687	$267	$16,954
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	16,687	267	16,954
Deferred tax assets nonadmitted	15,949	564	16,513
Net admitted deferred tax asset	738	(297)	441
Deferred tax liabilities	(546)	(297)	(843)
Net admitted deferred tax asset	$1,284	$—	$1,284

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Thousands)			(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	16,948		16,948	15,664		15,664
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	16,948		16,948	15,664		15,664
Adjusted gross deferred tax assets allowed per limitation threshold			68,550			78,182
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	8,030	$2,948	10,978	8,576	$3,245	11,821
Deferred tax assets admitted as the result of application of SSAP No. 101	$24,978	$2,948	$27,926	$24,240	$3,245	$27,485

	Change during 2022
	Ordinary	Capital	Total

	(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	1,284		1,284
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	1,284		1,284
Adjusted gross deferred tax assets allowed per limitation threshold			(9,632)
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(546)	$(297)	(843)
Deferred tax assets admitted as the result of application of SSAP No. 101	$738	$(297)	$441

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Thousands):

	December 31,
	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount	792%	1,122%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$456,998	$521,213

The impacts of tax planning strategies as of December 31, 2022 and 2021 are as follows ($ In Thousands):

	December 31, 2022
	Ordinary	Capital
Adjusted gross deferred tax assets	$63,551	$5,511
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$24,978	$2,948
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2021
	Ordinary	Capital
Adjusted gross deferred tax assets	$46,864	$5,244
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$24,240	$3,245
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance as of December 31, 2022 and 2021.

The Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2022	2021	2020	2022-2021	2021-2020

	(In Thousands)
Federal income tax expense	$2,428	$6,223	$9,399	$(3,795)	$(3,176)
Federal income taxes on net capital gains (losses)	(178)	(1)	266	(177)	(267)
Federal income tax expense	$2,250	$6,222	$9,665	$(3,972)	$(3,443)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows.

	December 31,
Deferred tax assets:	2022	2021	Change

Ordinary:	(In Thousands)
Policyholder reserves	$47,486	$33,596	$13,890
Deferred acquisition costs	13,418	10,618	2,800
Compensation and benefits accrual	388	356	32
Other	2,259	2,294	(35)
Total	63,551	46,864	16,687
Statutory valuation allowance adjustment
Nonadmitted	38,573	22,624	15,949
Admitted ordinary deferred tax assets	24,978	24,240	738

Capital:
Investments	5,511	5,244	267
Total	5,511	5,244	267
Statutory valuation allowance adjustment
Nonadmitted	2,563	1,999	564
Admitted capital deferred tax assets	2,948	3,245	(297)

Admitted deferred tax assets	27,926	27,485	441

Deferred tax liabilities:
Ordinary:
Investments	7,367	7,912	(545)
Other	663	664	(1)
Total	8,030	8,576	(546)

Capital:
Investments	2,948	3,245	(297)
Total	2,948	3,245	(297)

Deferred tax liabilities	10,978	11,821	(843)

Net admitted deferred tax assets	$16,948	$15,664	$1,284

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2022	2021	Change

	(In Thousands)
Total deferred tax assets	$69,063	$52,108	$16,955
Total deferred tax liabilities	10,978	11,821	(843)
Net deferred tax asset	$58,085	$40,287	17,798
Tax effect of unrealized activities			(77)
Change in net operating deferred income tax			$17,721

Federal income tax expense (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2022	2021	2020

	(In Thousands)
Tax contingency	$216	$215	$216
Tax impact from surplus activities			2,849
Amortization of IMR	(129)	(153)	(176)
Tax impact from affiliates	(972)	(1,090)	(911)
Dividend received deduction	(1,541)	(1,714)	(1,338)
Provision computed at statutory rate	(3,342)	8,075	3,814
Tax impact from derivative gains (losses) from surplus	(9,708)	(2,383)	2,030
Other	4	(250)	(42)
Total statutory income tax	$(15,472)	$2,700	$6,442

Federal income tax expense	$2,250	$6,222	$9,665
Change in net deferred income taxes	(17,722)	(3,522)	(3,223)
Total statutory income tax	$(15,472)	$2,700	$6,442

As of December 31, 2022 and 2021, the Company had no low income housing and foreign tax credit carryforwards. The Company had no investment tax credits. The Company had no benefits of operating loss carry-forwards. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Thousands).

	Ordinary	Capital
2022 estimated
2021		$31
2020		307

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2022. The Company had no Alternative Minimum Tax credit carryforward.

The Company’s policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes. No interest and penalties were recorded in Federal and foreign income taxes for the years ended December 31, 2022, 2021 and 2020.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeal. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

7.	CAPITAL AND SURPLUS

The Company has 5 million shares of common stock authorized of which 2.9 million shares are issued and outstanding with a par value of $1.00 per share. There is only one class of shares.

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2022 statutory results, the Company could pay zero in dividends to Pacific Life in 2023 without prior regulatory approval. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the year ended December 31, 2022. During the year ended December 31, 2021 , PL&A paid ordinary dividends in the form of cash and bonds to Pacific Life of $41.7 million. During the year ended December 31, 2020, PL&A paid ordinary cash dividends to Pacific Life of $40.0 million.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains (losses), net, as of December 31, 2022 and 2021 was ($46.2) million and $0.4 million, respectively.

8.	RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement. Product contract services relating to the Company’s variable universal life insurance, other life insurance, variable annuities and investment management services are under a separate services agreement. Amounts charged by Pacific Life to the Company for these services were $28.0 million, $22.7 million and $19.9 million for the years ended December 31, 2022, 2021 and 2020, respectively, and are primarily included in operating expenses.

PLFA is the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. PLFA is owned 99% by Pacific Life and 1% by the Company. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2022, 2021 and 2020 were $4.6 million, $5.2 million and $4.3 million, respectively. Any undistributed net revenue and expense, net of tax, is recorded directly to surplus.

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and Pacific Life. In connection with PSD’s distribution of these variable life and annuity contracts to the Company and Pacific Life, the Company incurred commission expense of $29.7 million, $34.0 million and $28.4 million during the years ended December 31, 2022, 2021 and 2020, respectively. A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $3.6 million, $4.2 million and $3.6 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2022, 2021 and 2020, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

During the year ended December 31, 2021, participants previously covered by a group annuity contract at Pacific Life were transferred to the Company. As a result, the Company recognized $72.6 million of premium revenue included in premium revenue and an increase in reserves included in aggregate reserves of $72.6 million. There was no similar transaction during the year ended December 31, 2022.

As of December 31, 2022, the Company reported $0.2 million and $0.3 million as amounts due from Pacific Life, and other affiliated companies, respectively. As of December 31, 2021, the Company reported $0.2 million and $0.3 million as amounts due from Pacific Life and other affiliated companies, respectively. The Company reported $3.8 million and $4.3 million due to Pacific Life as of December 31, 2022 and 2021, respectively. The Company reported no amounts payable to other affiliated companies as of December 31, 2022 and 2021. It is the Company’s policy to settle these amounts no later than 90 days after the due date.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $1,998.3 million and $1,914.2 million as of December 31, 2022 and 2021, respectively. Related to these annuity contracts, the Company received $101.7 million, $41.6 million and $62.9 million of premium and annuity considerations and paid $123.8 million, $126.2 million and $118.4 million of current and future policy benefits for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $905.3 million and $830.4 million as of December 31, 2022 and 2021, respectively.

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates. There was no amount outstanding under the facility as of December 31, 2022 and 2021. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company’s admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under any other affiliate lending agreements. The Company had no amount outstanding under the facility as of December 31, 2022.

9.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2022 and 2021, the Company had $255.7 million and $279.5 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the valuation standard set by the Arizona DIFI.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes are as follows:

	December 31,
	2022			2021
	Ordinary			Ordinary
	Life	Individual		Life	Individual
	Insurance	Annuities	Total	Insurance	Annuities	Total

	(In Thousands)
The components of other reserve changes include change in asset adequacy reserves, change of separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves and change in CRVM expense allowances	$(1,799)	$40,000	$38,201	$(51,602)		$(51,602)

10.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities and deposit-type contracts:

Individual Annuities:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$70,590		$70,590	1%
At book value less current surrender charge of 5% or more (1)	203,066		203,066	2%
At fair value		$2,764,401	2,764,401	40%
Total with market value adjustment or at fair value	273,656	2,764,401	3,038,057	43%
At book value without adjustment	1,719,350		1,719,350	25%
Not subject to discretionary withdrawal	2,193,063	316	2,193,379	32%
Total	$4,186,069	$2,764,717	$6,950,786	100%

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$164,877	$—	$164,877

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Not subject to discretionary withdrawal	$257,602		$257,602	100%
Total	$257,602	$—	$257,602	100%

Deposit-type Contracts:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$4,802		$4,802	1%
At fair value		$2,118	2,118
Total with market value adjustment or at fair value	4,802	2,118	6,920	1%
Not subject to discretionary withdrawal	931,581		931,581	99%
Total	$936,383	$2,118	$938,501	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$75,392		$75,392	1%
At book value less current surrender charge of 5% or more (1)	203,066		203,066	2%
At fair value		$2,766,519	2,766,519	34%
Total with market value adjustment or at fair value	278,458	2,766,519	3,044,977	37%
At book value without adjustment	1,719,350		1,719,350	21%
Not subject to discretionary withdrawal	3,382,246	316	3,382,562	42%
Total	$5,380,054	$2,766,835	$8,146,889	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2021
	General Account	Separate Account Nonguaranteed	Total	% of Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$83,314		$83,314	1%
At book value less current surrender charge of 5% or more (1)	460,754		460,754	6%
At fair value		$3,337,290	3,337,290	42%
Total with market value adjustment or at fair value	544,068	3,337,290	3,881,358	49%
At book value without adjustment	836,147		836,147	11%
Not subject to discretionary withdrawal	3,136,365	403	3,136,768	40%
Total	$4,516,580	$3,337,693	$7,854,273	100%

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company’s Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2022	2021

	(In Thousands)
Annual Statement:
Annuities	$4,443,671	$3,655,935
Deposit-type contracts	936,383	860,645
Total	5,380,054	4,516,580
Separate Accounts Annual Statement:
Annuities	2,764,717	3,334,231
Other contract deposit funds	2,118	3,462
Combined total	$8,146,889	$7,854,273

11.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2022 and 2021:

	General Account			Separate Account - Nonguaranteed
December 31, 2022	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$356	$21	$201
Universal life with secondary guarantees	9,588	9,275	9,707
Indexed universal life with secondary guarantees	45,629	45,239	46,162
Other permanent cash value life insurance	6,804	7,175	7,351
Variable universal life	8,311	8,275	8,295	$77,806	$77,795	$77,795

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,781
Disability - active lives			44
Disability - disabled lives			5,722
Miscellaneous reserves			677
Total (direct + assumed)	70,688	69,985	82,940	77,806	77,795	77,795
Reinsurance ceded			7,105
Total (net)	$70,688	$69,985	$75,835	$77,806	$77,795	$77,795

	General Account			Separate Account - Nonguaranteed
December 31, 2021	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life with secondary guarantees	$9,216	$8,813	$9,264
Indexed universal life with secondary guarantees	45,164	43,520	45,524
Other permanent cash value life insurance	6,743	6,702	7,107
Variable universal life	9,183	9,144	9,170	$93,844	$93,802	$93,802

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,617
Disability - active lives			40
Disability - disabled lives			6,068
Miscellaneous reserves			913
Total (direct + assumed)	70,306	68,179	82,703	93,844	93,802	93,802
Reinsurance ceded			7,612
Total (net)	$70,306	$68,179	$75,091	$93,844	$93,802	$93,802

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2022	2021

Annual Statement:	(In Thousands)
Life insurance section	$74,965	$73,993
Disability - active lives section	18	16
Disabled lives section	181	173
Miscellaneous section	671	909
Subtotal	75,835	75,091

Separate Accounts Annual Statement:
Life insurance section	77,795	93,802
Combined total	$153,630	$168,893

12.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2022		December 31, 2021
		Net of		Net of
	Gross	Loading	Gross	Loading

	(In Thousands)
Ordinary renewal	$124	$122	$60	$45
Total	$124	$122	$60	$45

13.	SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities and variable universal life. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders.

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2022 and 2021, the Company’s Separate Accounts Annual Statement included legally insulated assets of $2,909.5 million and $3,490.6 million, respectively. The assets legally insulated and not legally insulated from the general account as of December 31, 2022 are attributed to the following products (In Thousands):

Product	Separate Account Assets Legally Insulated	Separate Account Assets Not Legally Insulated
Variable annuities	$2,831,690
Variable universal life	77,812
Total	$2,909,502	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 of $19.6 million, $18.4 million, $16.7 million, $16.7 million, and $17.4 million, respectively.

For the years ended December 31, 2022, 2021 and 2020, the General Account of the Company had paid $0.9 million, zero and $0.1 million, respectively, toward the Separate Account guarantees.

The Company has no Separate Accounts with guarantees. The Company’s Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

Information regarding the Separate Accounts of the Company is as follows:

	Years Ended December 31,
	2022	2021

	(In Thousands)
Premiums, considerations or deposits	$282,557	$331,695

	December 31,
	2022	2021

	(In Thousands)
Reserves for accounts with assets at fair value	$2,844,630	$3,431,495

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$2,844,314	$3,431,092
Not subject to discretionary withdrawal	316	403
Total	$2,844,630	$3,431,495

	Years Ended December 31,
	2022	2021	2020

		(In Thousands)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$282,497	$331,200	$238,311
Transfers from separate accounts	251,482	386,614	278,642
Net transfers from separate accounts	31,015	(55,414)	(40,331)
Reconciling adjustments:
Net lag gain/loss for annuities in general account only	(36)	3	(550)
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$30,979	$(55,411)	$(40,881)

14.	BORROWED MONEY

PL&A is a member of the Federal Home Loan Bank of San Francisco (FHLB). The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations. The Company’s estimated maximum borrowing capacity (after taking into account required collateralization levels) was $7.0 million and $11.0 million as of December 31, 2022 and 2021. However, asset eligibility determination is subject to the FHLB’s discretion and to the availability of qualifying assets at the Company. The Company had no collateral pledged to the FHLB. Interest is at variable or fixed rates. The Company had no borrowing from the FHLB as of December 31, 2022 and 2021.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance. As of December 31, 2022, the Company held $3.5 million of Class B stock and $0.2 million of Excess Stock for a total of $3.6 million of FHLB of San Francisco membership stock, which is recorded in common stocks. As of December 31, 2021, the Company held $3.6 million of membership Class B stock of FHLB of San Francisco. All of the membership stock is not eligible for redemption.

The membership stock (Class A and B) eligible and not eligible for redemption as of December 31, 2022 and 2021 is as follows:

December 31, 2022	Total	Not Eligible for Redemption	Eligible for Redemption
		(In Thousands)
Membership stock:
Class A
Class B	$3,454	$3,454

December 31, 2021	Total	Not Eligible for Redemption	Eligible for Redemption
		(In Thousands)
Membership stock:
Class A
Class B	$3,647	$3,647

15.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2022, the Company has no outstanding commitments for investments in joint ventures, partnerships and limited liability companies.

As of December 31, 2022, the Company had $10.0 million and zero of outstanding contractual obligations to acquire private placement securities for the General and Separate Account, respectively. As of December 31, 2022, the Company had $1.6 million of outstanding mortgage loan commitments in the General Account which were primarily advances available for construction loans.

In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2022, 2021 and 2020.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

Issues were identified in a market conduct exam that may be indicative of potential losses. The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2022 and 2021, the estimated liability was zero and $0.2 million, respectively. As of December 31, 2022 and 2021, the related premium tax receivable was $2.2 million and $2.4 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2022

(In Thousands)

Investment Income Earned:
U.S. Government bonds	$152
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	210,797
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	228
Common stocks of affiliates
Mortgage loans	18,545
Real estate
Contract loans	274
Cash and cash equivalents	3,104
Derivative instruments	3,904
Other invested assets	5,735
Aggregate write-ins for investment income	898
Gross Investment Income	$243,637

Real Estate Owned - Book Value Less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$376,603
Mezzanine	26,712
Total Mortgage Loans	$403,315

Mortgage Loans By Standing - Book Value:
Good standing	$403,315
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Carrying Value	$25,791

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks

Bonds by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$208,556
Over 1 year through 5 years	1,200,475
Over 5 years through 10 years	1,195,279
Over 10 years through 20 years	1,353,701
Over 20 years	1,075,755
Total by Maturity	$5,033,766

Bonds by NAIC Designation - Statement Value:
NAIC 1	$2,698,624
NAIC 2	2,250,785
NAIC 3	71,848
NAIC 4	3,906
NAIC 5	489
NAIC 6	8,114
Total by NAIC Designation	$5,033,766

Total Bonds Publicly Traded	$3,674,486
Total Bonds Privately Traded	$1,359,280
Preferred Stocks - Statement Value
Common Stocks - Unaffiliated - Statement Value	$5,592
Common Stocks - Affiliated - Statement Value
Cash Equivalents	$311,071
Options, Caps & Floors Owned - Statement Value
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$(50,723)
Futures Contracts Open - Statement Value	$9,992
Cash on Deposit	$22,302

Life Insurance In Force:
Industrial
Ordinary	$4,102,662
Credit Life
Group Life	$466

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$550

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$7,254
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$144,547
Deferred - Fully Paid Account Balance	$1,921,357
Deferred - Not Fully Paid - Account Balance

Group
Amount of Income Payable	$20,929
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Group
Credit
Other

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$936,383
Dividend Accumulations - Account Balance

Claim Payments 2022:
Group Accident and Health - Year Ended December 31, 2022
2022
2021
2020
2019
2018
Prior

Other Accident and Health
2022
2021
2020
2019
2018
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2022
2021
2020
2019
2018
Prior

Pacific Life & Annuity Company

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2022

(In Thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Long-term bonds:
U.S. Governments	$9,271	0.157%	$9,271	0.157%
All other governments	31,465	0.534%	31,465	0.534%
U.S. states, territories, and possessions, etc. guaranteed	8,870	0.151%	8,870	0.151%
U.S. political subdivisions of states, territories, and possessions, guaranteed	63,679	1.081%	63,679	1.081%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	348,305	5.914%	348,305	5.914%
Industrial and miscellaneous	4,572,176	77.632%	4,572,176	77.632%
Total long-term bonds	5,033,766	85.469%	5,033,766	85.469%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	5,592	0.095%	5,592	0.095%
Total common stocks	5,592	0.095%	5,592	0.095%

Mortgage loans:
Commercial mortgages	376,603	6.394%	376,603	6.394%
Mezzanine real estate loans	26,712	0.454%	26,712	0.454%
Total mortgage loans	403,315	6.848%	403,315	6.848%

Cash and cash equivalents:
Cash	22,302	0.379%	22,302	0.379%
Cash equivalents	311,071	5.282%	311,071	5.282%
Total cash and cash equivalents	333,373	5.661%	333,373	5.661%

Contract loans	9,483	0.159%	9,483	0.159%
Derivatives	11,844	0.201%	11,844	0.201%
Receivables for securities	736	0.013%	736	0.013%
Other invested assets	91,464	1.554%	91,464	1.554%
Total invested assets	$5,889,573	100.000%	$5,889,573	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES

 DECEMBER 31, 2022

The Company’s Total Admitted Assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $5,978.0 million as of December 31, 2022.

1.	The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2022, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Amgen Inc (Bond)	$51,905	0.9%
Comcast Corporation (Bond)	46,891	0.8%
IBM Corporation (Bond)	44,773	0.7%
AT&T Corporation (Bond)	41,415	0.7%
Commercial loan (Mortgage Loan)	39,594	0.7%
Pfizer Inc (Bond)	38,964	0.7%
Metropolitan Transport Authority NY (Bond)	36,886	0.6%
United Technologies Corporation (Bond)	34,850	0.6%
Xcel Energy Inc (Bond)	34,745	0.6%
Union Pacific Corporation (Bond)	32,896	0.6%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2022, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets		(In Thousands)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$2,698,624	45.1%	P/RP 1
NAIC 2	2,250,785	37.7%	P/RP 2
NAIC 3	71,848	1.2%	P/RP 3
NAIC 4	3,906	0.1%	P/RP 4
NAIC 5	489	0.0%	P/RP 5
NAIC 6	8,115	0.1%	P/RP 6

3.	Assets held in foreign investments as of December 31, 2022, totaled $532.6 million, which represents 8.9% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2022, is as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$458,429	7.7%
Countries designated NAIC 2	44,728	0.7%
Countries designated NAIC 3 or below	29,488	0.5%

b.	The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2022, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: United Kingdom (Great Britain)	$156,883	2.6%
Country: Germany	57,941	1.0%
Countries designated NAIC 2
Country: Mexico	27,311	0.5%
Country: Indonesia	11,937	0.2%
Countries designated NAIC 3 or below
Country: Bahamas	16,900	0.3%
Country: Brazil	12,588	0.2%

c.	The 10 largest non-sovereign (i.e. non-governmental) foreign issues as of December 31, 2022 are as follows:

NAIC Designation	Issuer	(In Thousands)	Percentage of Total Admitted Assets
1.F FE	BP Capital Markets PLC	$25,000	0.4%
1.C FE	Platinum Securities KY	20,620	0.3%
2.B FE	BAT International Finance PLC	19,999	0.3%
1.D PL	Cayman Universe	18,906	0.3%
2.C FE	Ashtead Capital Inc	18,905	0.3%
1.E FE/1.G FE	Lloyds TSB Bank Group PLC	15,016	0.3%
2.A FE	Banco Bilbao Vizcaya Argentari	15,000	0.3%
1.G FE	Mizuho Financial Group Inc	15,000	0.3%
2.B FE	Takeda Pharmaceutical Co Ltd	15,000	0.3%
2.A FE	Anheuser-Busch Companies Inc	13,487	0.2%

4.	The aggregate amount and percentage of Total Admitted Assets held in Canadian investments as of December 31, 2022, totaled $200.1 million, which represent 3.3% of Total Admitted Assets.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2022.

6.	Assets held in equity interest are less than 2.5% of Total Admitted Assets as of December 31, 2022.

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2022.

a.	Ten largest fund managers as of December 31, 2022 are as follows:

Fund Manager	Total Invested	Diversified	Nondiversified

	(In Thousands)
Walkers Fiduciary Limited	$490	$490

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2022.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2022, are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2022 are as follows:

Type (Residential, Commercial, Agricultural)	(In Thousands)	Percentage of Total Admitted Assets
Commercial loan	$39,594	0.7%
Commercial loan	32,677	0.5%
Commercial loan	32,628	0.5%
Commercial loan	32,423	0.5%
Commercial loan	28,751	0.5%
Commercial loan	27,228	0.5%
Commercial loan	26,711	0.4%
Commercial loan	25,000	0.4%
Commercial loan	20,000	0.3%
Commercial loan	19,985	0.3%

10.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2022 are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Commercial:
Above 95%
91% to 95%
81% to 90%
71% to 80%
Below 70%	$403,315	6.7%

11.	Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2022.

12.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2022.

13.	The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements as of December 31, 2022.

14.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2022, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Owned:
Hedging:	$972	0.0%

15.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$5,748	0.1%	$4,883	$5,704	$5,704

16.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$9,992	0.2%	$8,127	$10,751	$10,480

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

 DECEMBER 31, 2022

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2022 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2022 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.